As Filed With The Securities and Exchange Commission on May 1, 2002

                                                              File Nos. 33-39170
                                                                        811-4865


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      Pre-Effective Amendment No.              [  ]
      Post-Effective Amendment No.             [14]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


      Amendment No.                            [42]


                        (Check appropriate box or boxes.)


                               VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

            American International Life Assurance Company of New York
                               (Name of Depositor)

                       80 Pine Street, New York, NY 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)


                                 (302) 594-2978
               (Depositor's Telephone Number, including Area Code)

                             Kenneth D. Walma, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

Copies to:


Michael Berenson, Esq.          and    Ernest T. Patrikis, Esq.
Morgan, Lewis & Bockius LLP            Senior Vice President and General Counsel
1111 Pennsylvania Ave                  American International Group, Inc.
Washington, DC 20004                   70 Pine Street
                                       New York, NY 10270


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485


|X|   on May 1, 2002 pursuant to paragraph (b) of Rule 485


|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on ______ pursuant to paragraph (a)(i) of Rule 485

|_|   on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contract.

                        OVATION VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   May 1, 2002

================================================================================
1. OVATION VARIABLE ANNUITY
================================================================================


This variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.


This contract offers a choice of investment options. You may divide your money among any or all of the 19 variable investment options provided by Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;
      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and
      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)


Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
International Portfolio
AllianceBernstein International Value Portfolio
Money Market Portfolio (Class B)
Americas Government Income Portfolio
Premier Growth Portfolio (Class B)
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Small Cap Value Portfolio
Technology Portfolio (Class B)
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
AllianceBernstein Utility Income Portfolio
AllianceBernstein Value Portfolio (Class B)
Worldwide Privatization Portfolio

The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA program may not yet be available in your state. Please contact your financial representative for more information.)


================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.


As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.78% to 1.33%.


If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

--------------------------------------------------------------------------------------------------
Premium Year                1       2        3        4        5        6       7       Thereafter
--------------------------------------------------------------------------------------------------
Surrender Charge            6%      6%       5%       5%       4%       3%      2%          0%
--------------------------------------------------------------------------------------------------

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2001. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.


                                                                 Total       Total                    Total           Total
                                                                Annual      Annual      Total       Expenses         Expenses
                                                               Insurance   Portfolio    Annual    at the end of    at the end of
                                                                Charges     Charges    Charges       1 Year          10 Years
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                            2.01%       1.07%      3.08%          $85             $339
Global Dollar Government Portfolio                               2.01%       0.95%      2.96%          $84             $328
Growth Portfolio (Class B)                                       2.01%       1.11%      3.12%          $85             $343
Growth and Income Portfolio (Class B)                            2.01%       0.92%      2.93%          $84             $325
High-Yield Portfolio                                             2.01%       0.95%      2.96%          $84             $328
International Portfolio                                          2.01%       0.95%      2.96%          $84             $328
AllianceBernstein International Value Portfolio                  2.01%       0.95%      2.96%          $84             $328
Money Market Portfolio (Class B)                                 2.01%       0.90%      2.91%          $83             $323
Americas Government Income Portfolio                             2.01%       0.95%      2.96%          $84             $328
Premier Growth Portfolio (Class B)                               2.01%       1.29%      3.30%          $87             $359
Quasar Portfolio                                                 2.01%       0.95%      2.96%          $84             $328
AllianceBernstein Real Estate Investment Portfolio               2.01%       0.95%      2.96%          $84             $328
AllianceBernstein Small Cap Value Portfolio                      2.01%       0.95%      2.96%          $84             $328
Technology Portfolio (Class B)                                   2.01%       1.33%      3.34%          $88             $363
Total Return Portfolio                                           2.01%       0.78%      2.79%          $82             $312
U.S. Government/High Grade Securities Portfolio                  2.01%       0.89%      2.90%          $83             $322
AllianceBernstein Utility Income Portfolio                       2.01%       1.02%      3.03%          $85             $335
AllianceBernstein Value Portfolio (Class B)                      2.01%       1.20%      3.21%          $86             $351
Worldwide Privatization Portfolio                                2.01%       0.95%      2.96%          $84             $328


For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE


                                               2001      2000       1999       1998       1997      1996     1995     1994    1993
Global Bond Subaccount                        -1.73%    -0.29%     -7.42%     12.53%     -0.73%     4.73%    23.02%  -6.55%   10.41%
Global Dollar Government Subaccount            7.78%    12.42%     24.32%    -22.80%     11.66%    23.16%    21.29%    N/A      N/A
Growth Subaccount (Class B)                  -24.78%   -18.95%     32.60%     26.94%     28.21%    26.70%    33.37%    N/A      N/A
Growth and Income Subaccount (Class B)        -1.31%    11.96%      9.82%     19.21%     27.01%    22.36%    33.90%  -1.77%   10.17%

High-Yield Subaccount                          1.54%    -6.24%     -4.23%     -5.03%       N/A       N/A       N/A     N/A      N/A
International Subaccount                     -23.50%   -21.03%     38.29%     11.45%      1.89%     5.75%     8.34%   5.21%     N/A
AllianceBernstein International
  Value Subaccount                              N/A       N/A        N/A        N/A        N/A       N/A       N/A     N/A      N/A
Money Market Subaccount (Class B)              1.81%     4.12%      3.22%      3.52%      3.65%     3.23%     3.55%   1.85%     N/A
Americas Government Income Subaccount          2.08%    10.77%      7.39%      2.62%      8.10%    17.29%    20.79%     N/A     N/A
Premier Growth Subaccount (Class B)          -18.62%   -17.94%     30.48%     45.92%     32.00%    20.99%    43.31%  -4.62%     N/A
Quasar Subaccount                            -14.04%    -7.45%     15.45%     -5.82%     16.95%      N/A       N/A     N/A      N/A
AllianceBernstein Real Estate Investment       9.18%    24.88%     -6.43%    -20.13%       N/A       N/A       N/A     N/A      N/A
Subaccount
AllianceBernstein Small Cap Value
  Subaccount                                    N/A       N/A        N/A        N/A        N/A       N/A       N/A     N/A      N/A
Technology Subaccount (Class B)              -26.56%   -22.76%     73.27%     61.51%      4.99%      N/A       N/A     N/A      N/A
Total Return Subaccount                        0.78%    10.91%      5.05%     15.36%     19.43%    13.56%    21.96%    N/A      N/A
U.S. Government/High Grade Securities
  Subaccount                                   6.31%     9.48%     -3.81%      6.71%      7.17%     1.11%    17.60%  -5.36%     N/A
AllianceBernstein Utility Income
  Subaccount                                 -23.64%     9.85%     17.74%     22.18%     23.97%     6.37%    19.78%    N/A      N/A
AllianceBernstein Value
  Subaccount (Class B)                          N/A       N/A        N/A        N/A        N/A       N/A       N/A     N/A      N/A
Worldwide Privatization Subaccount           -18.51%   -24.12      56.63%      9.29%      9.21%    16.86%     9.34%    N/A      N/A


================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)   the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

(1)   the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

(1)   the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3)   an amount equal to (a) plus (b) where:

      (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

      o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

      o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

      o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

      o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

      o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

      o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

      (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

      o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

      o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

      o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

(1)   the Contract Value as of the date the death benefit is determined; or

(2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.


Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.


Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      American International Life Assurance Company of New York
      c/o Delaware Valley Financial Services
      P.O. Box 3031
      Berwyn, PA  19312-0031
      1-800-255-8402

                                   PROSPECTUS

                            OVATION VARIABLE ANNUITY

                                    issued by


           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


                                   through its


                               VARIABLE ACCOUNT A


This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has twenty investment options to which you can allocate your money -- nineteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)


Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
International Portfolio
AllianceBernstein International Value Portfolio
Money Market Portfolio (Class B)
Americas Government Income Portfolio
Premier Growth Portfolio (Class B)
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Small Cap Value Portfolio
Technology Portfolio (Class B)
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
AllianceBernstein Utility Income Portfolio
AllianceBernstein Value Portfolio (Class B)
Worldwide Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2002

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS................................................................

FEE TABLES.................................................................

CONDENSED FINANCIAL INFORMATION............................................

THE CONTRACT...............................................................

INVESTMENT OPTIONS.........................................................

CHARGES AND DEDUCTIONS.....................................................

ACCESS TO YOUR MONEY.......................................................

ANNUITY PAYMENTS...........................................................

DEATH BENEFIT..............................................................

PERFORMANCE................................................................

TAXES......................................................................

OTHER INFORMATION..........................................................

FINANCIAL STATEMENTS.......................................................

APPENDIX - CONDENSED FINANCIAL INFORMATION.................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load..............................................................   None

Surrender Charge
  (as a percentage of premium surrendered)
     Premium Year 1.....................................................     6%
     Premium Year 2.....................................................     6%
     Premium Year 3.....................................................     5%
     Premium Year 4.....................................................     5%
     Premium Year 5.....................................................     4%
     Premium Year 6.....................................................     3%
     Premium Year 7.....................................................     2%
     Thereafter.........................................................   None

Transfer Fee
     First 12 Per Contract Year.........................................   None
     Thereafter.........................................................    $10

Contract Maintenance Fee
  (waived if Contract Value is $50,000 or greater)...................... $30/yr

Standard Variable Account Annual Expenses
  (as a percentage of average account value)
     Mortality and Expense Risk Charge..................................  1.25%
     Administrative Charge..............................................  0.15%
                                                                          ====
     Total Standard Variable Account Annual Expenses....................  1.40%

Optional Variable Account Annual Expenses
  (as a percentage of average account value)
     Annual Ratchet Plan................................................  0.10%
     Equity Assurance Plan
        Attained Age 0-59...............................................  0.07%
        Attained Age 60+................................................  0.20%
     Estate Benefit Payment.............................................  0.20%
     Accidental Death Benefit...........................................  0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)


                                                                                                    Total Annual
                                                         Management     Other           12b-1       Portfolio
                                                         Fees           Expenses        Fees        Expenses(1)
Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio                                      0.65%          0.42%         0.00%         1.07%
Global Dollar Government Portfolio                         0.00%          0.95%         0.00%         0.95%
Growth Portfolio (Class B)                                 0.75%          0.11%         0.25%         1.11%
Growth and Income Portfolio (Class B)                      0.63%          0.04%         0.25%         0.92%
High-Yield Portfolio                                       0.49%          0.46%         0.00%         0.95%
International Portfolio                                    0.61%          0.34%         0.00%         0.95%
AllianceBernstein International Value Portfolio            0.00%          0.95%         0.00%         0.95%
Money Market Portfolio (Class B)                           0.50%          0.15%         0.25%         0.90%
Americas Government Income Portfolio                       0.61%          0.34%         0.00%         0.95%
Premier Growth Portfolio (Class B)                         1.00%          0.04%         0.25%         1.29%
Quasar Portfolio                                           0.82%          0.13%         0.00%         0.95%
AllianceBernstein Real Estate Investment Portfolio         0.58%          0.37%         0.00%         0.95%
AllianceBernstein Small Cap Value Portfolio                0.00%          0.95%         0.00%         0.95%
Technology Portfolio (Class B)                             1.00%          0.08%         0.25%         1.33%
Total Return Portfolio                                     0.63%          0.15%         0.00%         0.78%
U.S. Government/High Grade Securities Portfolio            0.60%          0.29%         0.00%         0.89%
AllianceBernstein Utility Income Portfolio                 0.75%          0.27%         0.00%         1.02%
AllianceBernstein Value Portfolio (Class B)                0.00%          0.95%         0.25%         1.20%
Worldwide Privatization Portfolio                          0.46%          0.49%         0.00%         0.95%

(1) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 2001, were as follows:

            Global Dollar Government Portfolio...........................  2.37%
            High-Yield Portfolio.........................................  1.51%
            International Portfolio......................................  1.44%
            AllianceBernstein International Value Portfolio..............  8.41%
            Americas Government Income Portfolio.........................  1.15%
            Quasar Portfolio.............................................  1.16%
            AllianceBernstein Real Estate Investment Portfolio...........  1.39%
            AllianceBernstein Small Cap Value Portfolio..................  2.65%
            AllianceBernstein Value Portfolio (Class B)..................  2.47%
            Worldwide Privatization Portfolio............................  1.65%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:


                                                              If you surrender after:

                                                              1 Year     3 Years      5 Years      10 Years
                                                              ------     -------      -------      --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $85        $140         $198         $339
Global Dollar Government Portfolio                            $84        $137         $192         $328
Growth Portfolio (Class B)                                    $85        $141         $199         $343
Growth and Income Portfolio (Class B)                         $84        $136         $190         $325
High-Yield Portfolio                                          $84        $137         $192         $328
International Portfolio                                       $84        $137         $192         $328
AllianceBernstein International Value Portfolio               $84        $137         $192         $328
Money Market Portfolio (Class B)                              $83        $135         $189         $323
Americas Government Income Portfolio                          $84        $137         $192         $328
Premier Growth Portfolio (Class B)                            $87        $147         $208         $359
Quasar Portfolio                                              $84        $137         $192         $328
AllianceBernstein Real Estate Investment Portfolio            $84        $137         $192         $328
AllianceBernstein Small Cap Value Portfolio                   $84        $137         $192         $328
Technology Portfolio (Class B)                                $88        $148         $210         $363
Total Return Portfolio                                        $82        $132         $183         $312
U.S. Government/High Grade Securities Portfolio               $83        $135         $189         $322
AllianceBernstein Utility Income Portfolio                    $85        $139         $195         $335
AllianceBernstein Value Portfolio (Class B)                   $86        $144         $204         $351
Worldwide Privatization Portfolio                             $84        $137         $192         $328

                                                              If you annuitize or do not surrender after:

                                                              1 Year     3 Years      5 Years      10 Years
                                                              ------     -------      -------      --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $31        $95          $163         $339
Global Dollar Government Portfolio                            $30        $92          $156         $328
Growth Portfolio (Class B)                                    $31        $96          $163         $343
Growth and Income Portfolio (Class B)                         $30        $91          $154         $325
High-Yield Portfolio                                          $30        $92          $156         $328
International Portfolio                                       $30        $92          $156         $328
AllianceBernstein International Value Portfolio               $30        $92          $156         $328
Money Market Portfolio (Class B)                              $29        $90          $153         $323
Americas Government Income Portfolio                          $30        $92          $156         $328
Premier Growth Portfolio (Class B)                            $33        $102         $172         $359
Quasar Portfolio                                              $30        $92          $156         $328
AllianceBernstein Real Estate Investment Portfolio            $30        $92          $156         $328
AllianceBernstein Small Cap Value Portfolio                   $30        $92          $156         $328
Technology Portfolio (Class B)                                $34        $103         $174         $363
Total Return Portfolio                                        $28        $87          $147         $312
U.S. Government/High Grade Securities Portfolio               $29        $90          $153         $322
AllianceBernstein Utility Income Portfolio                    $31        $94          $159         $335

AllianceBernstein Value Portfolio (Class B)                   $32        $99          $168         $351
Worldwide Privatization Portfolio                             $30        $92          $156         $328

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                              If you surrender after:

                                                              1 Year     3 Years      5 Years      10 Years
                                                              ------     -------      -------      --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $80        $124         $171         $287
Global Dollar Government Portfolio                            $78        $120         $165         $275
Growth Portfolio (Class B)                                    $80        $125         $173         $290
Growth and Income Portfolio (Class B)                         $78        $119         $163         $272
High-Yield Portfolio                                          $78        $120         $165         $275
International Portfolio                                       $78        $120         $165         $275
AllianceBernstein International Value Portfolio               $78        $120         $165         $275
Money Market Portfolio (Class B)                              $78        $119         $162         $270
Americas Government Income Portfolio                          $78        $120         $165         $275
Premier Growth Portfolio (Class B)                            $82        $130         $181         $308
Quasar Portfolio                                              $78        $120         $165         $275
AllianceBernstein Real Estate Investment Portfolio            $78        $120         $165         $275
AllianceBernstein Small Cap Value Portfolio                   $78        $120         $165         $275
Technology Portfolio (Class B)                                $82        $131         $182         $310
Total Return Portfolio                                        $82        $132         $183         $312
U.S. Government/High Grade Securities Portfolio               $78        $118         $162         $269
AllianceBernstein Utility Income Portfolio                    $79        $122         $168         $282
AllianceBernstein Value Portfolio (Class B)                   $81        $128         $177         $299
Worldwide Privatization Portfolio                             $78        $120         $165         $275

                                                              If you annuitize or do not surrender after:

                                                              1 Year     3 Years      5 Years      10 Years
                                                              ------     -------      -------      --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $26        $79          $135         $287
Global Dollar Government Portfolio                            $24        $75          $129         $275
Growth Portfolio (Class B)                                    $26        $80          $137         $290
Growth and Income Portfolio (Class B)                         $24        $75          $128         $273
High-Yield Portfolio                                          $24        $75          $129         $275
International Portfolio                                       $24        $75          $129         $275
AllianceBernstein International Value Portfolio               $24        $75          $129         $275
Money Market Portfolio (Class B)                              $24        $74          $126         $270
Americas Government Income Portfolio                          $24        $75          $129         $275
Premier Growth Portfolio (Class B)                            $28        $85          $145         $308
Quasar Portfolio                                              $24        $75          $129         $275
AllianceBernstein Real Estate Investment Portfolio            $24        $75          $129         $275
AllianceBernstein Small Cap Value Portfolio                   $24        $75          $129         $275
Technology Portfolio (Class B)                                $28        $87          $147         $312

Total Return Portfolio                                        $23        $70          $120         $257
U.S. Government/High Grade Securities Portfolio               $24        $73          $126         $269
AllianceBernstein Utility Income Portfolio                    $25        $77          $132         $282
AllianceBernstein Value Portfolio (Class B)                   $27        $83          $141         $299
Worldwide Privatization Portfolio                             $24        $75          $129         $275


The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging


The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to this program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have chosen. The monthly amount transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.


Asset Rebalancing


Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly, quarterly, semiannual or annual basis. The minimum amount of each rebalancing is $1,000.


There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options


Variable Account A


Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies

Global Dollar Government Portfolio seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

AllianceBernstein International Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of non-U.S. equity securities with an emphasis on companies that the adviser believes are undervalued.

Money Market Portfolio (Class B) seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.


Americas Government Income Portfolio seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions

(including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

Premier Growth Portfolio (Class B) seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Small Cap Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations with an emphasis on companies that the adviser believes are undervalued.

Technology Portfolio (Class B) seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.


AllianceBernstein Value Portfolio (Class B) seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the adviser believes are undervalued.


Worldwide Privatization Portfolio seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

Annual Ratchet Plan                               0.10%

Equity Assurance Plan

            Attained Age 0-59                     0.07%
            Attained Age 60+                      0.20%

Estate Benefit Payment                            0.20%

Accidental Death Benefit                          0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

------------------------------------------------------------------------------------------------
Premium Year               1       2        3        4        5        6       7      Thereafter
------------------------------------------------------------------------------------------------
Surrender Charge           6%      6%       5%       5%       4%       3%      2%        None
------------------------------------------------------------------------------------------------

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 - Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      X     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  X 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  X 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  X 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  X 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  X 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  X 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.


The equity assurance plan, which we only issue up to age 75, will be in effect if:


      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

      o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

      o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

      o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

      o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

      o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

      o     hernia;

      o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

      o     declared or undeclared war or any act thereof; or

      o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;


      (4) as part of a series of substantially equal periodic payments made at least annually over the life or life expectancy of the owner, or the joint life expectancies of the owner and the beneficiary, provided such payments are made for the longer of five years or until the owner reaches age 59 1/2, and the distribution method is not changed during that time; or


      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

X If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

X If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

X If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

X If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

X If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

X     Individual Retirement Annuities ("IRAs");

X     Roth IRAs;

X Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

X     Keogh Plans; and

X Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers


Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.


Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Optional Death Benefits

We believe that the optional death benefits available under the contract are part of the annuity contract since these benefits provide investment protection to you. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract. Under qualified contracts, the Internal Revenue Service may treat certain optional death benefits as exceeding the allowable limits for incidental death benefits or as violating the rule against providing life insurance within an IRA. This contract offers death benefits that may exceed the greater of the premiums paid or the contract value. If the Internal Revenue Service determines that these benefits constitute life insurance and does not apply such determination on a prospective basis, then your contract may not qualify as an IRA. You should consult with a competent tax adviser with regard to the suitability of optional death benefits under a qualified plan.


Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.


You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient to discharge your tax liability.


================================================================================
                                OTHER INFORMATION
================================================================================


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Financial statements of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*

          (for an Accumulation Unit outstanding throughout the period)


                                                     2001             2000              1999             1998            1997
                                                 -------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      13.23             13.26            14.32            12.73            12.82
             End of Period                            13.01             13.23            13.26            14.32            12.73
      Accum Units o/s @ end of period             87,368.37        120,938.09       143,078.76       170,885.41       161,242.31
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      17.54             15.59            12.54            16.24            14.55
             End of Period                            18.91             17.54            15.59            12.54            16.24
      Accum Units o/s @ end of period            104,669.97        111,186.16       111,574.88       145,266.04       179,585.93
GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      31.12             38.26            28.85            22.73            17.73
             End of Period                            23.48             31.12            38.26            28.85            22.73
      Accum Units o/s @ end of period          1,208,542.21      1,562,901.11   111,666,132.37     1,653,158.58     1,695,515.74
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      35.45             31.57            28.74            24.11            18.99
             End of Period                            35.08             35.45            31.57            28.74            24.11
      Accum Units o/s @ end of period          1,614,034.37      1,896,833.03   222,088,797.99     2,005,770.75     1,868,628.86
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                       8.79              9.40             9.78            10.30             N/A
             End of Period                             8.93              8.79             9.40             9.78            10.30
      Accum Units o/s @ end of period            205,170.96        250,504.53       311,807.12       161,632.20         4,116.47
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      16.04             20.29            14.68            13.17            12.92
             End of Period                            12.28             16.04            20.29            14.68            13.17
      Accum Units o/s @ end of period            539,574.31        640,478.13       629,923.79       658,768.46       612,030.95
MONEY MARKET PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      12.71             12.17            11.79            11.39            10.99
             End of Period                            12.98             12.71            12.17            11.79            11.39
      Accum Units o/s @ end of period          1,377,871.15      1,208,991.25     1,440,087.19     1,165,714.86       919,968.32
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      16.31             14.71            13.70            13.35            12.35
             End of Period                            16.65             16.31            14.71            13.70            13.35
      Accum Units o/s @ end of period            349,119.64        474,012.68       452,117.14       506,676.27       469,970.73
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      38.15             46.37            35.54            24.36            18.45
             End of Period                            31.14             38.15            46.37            35.54            24.36
      Accum Units o/s @ end of period          1,612,696.67      2,088,447.24     2,092,120.32     1,758,411.11     1,441,993.79
QUASAR PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      12.46             13.46            11.66            12.38            10.58
             End of Period                            10.72             12.46            13.46            11.66            12.38
      Accum Units o/s @ end of period            718,113.71        866,069.80       756,712.16       902,341.60       629,523.13
REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      11.35              9.09             9.71            12.16             N/A
             End of Period                            12.40             11.35             9.09             9.71            12.16
      Accum Units o/s @ end of period            216,931.09        217,027.19       191,461.45       200,970.16       184,436.41
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      24.78             32.02            18.48            11.44            10.90
             End of Period                            18.27             24.78            32.02            18.48            11.44
      Accum Units o/s @ end of period          1,537,916.21      1,927,579.02     1,399,804.13       959,429.79     1,033,596.21
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      21.71             19.56            18.62            16.14            13.52
             End of Period                            21.89             21.71            19.56            18.62            16.14
      Accum Units o/s @ end of period            712,271.45        585,294.73       521,657.49       558,929.44       568,896.78
U.S. GOVERNMENT/HIGH GRADE SECURITIES
 PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      13.86             12.66            13.16            12.33            11.50
             End of Period                            14.75             13.86            12.66            13.16            12.33
      Accum Units o/s @ end of period            618,869.20        541,211.40       704,381.77       760,115.22       601,935.75
UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      24.27             22.08            18.75            15.35            12.38
             End of Period                            18.55             24.27            22.08            18.75            15.35
      Accum Units o/s @ end of period            332,091.40        393,588.41       367,300.62       356,279.99       341,317.44
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                      18.26             24.04            15.35            14.04            12.86
             End of Period                            14.89             18.26            24.04            15.35            14.04
      Accum Units o/s @ end of period            350,202.20        493,898.77       520,828.28       495,811.65       495,269.51

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                   (continued)


                                                   1996          1995          1994          1993         1992
                                            ---------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    12.24           9.94         10.61        10.00        N/A
             End of Period                          12.82          12.24          9.94        10.61        N/A
      Accum Units o/s @ end of period          145,722.74      76,604.28     27,806.30     5,589.55        N/A
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    11.81           9.73         10.00        N/A          N/A
             End of Period                          14.55          11.81          9.73        N/A          N/A
      Accum Units o/s @ end of period           76,451.58      16,171.63      5,958.18        N/A          N/A
GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    13.99          10.48         11.13        10.00        10.00
             End of Period                          17.73          13.99         10.48        11.13        10.00
      Accum Units o/s @ end of period        1,541,465.58     777,108.88     56,104.84    35,271.53     2,081.43
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    15.52          11.57         11.76        10.66        10.00
             End of Period                          18.99          15.52         11.57        11.76        10.66
      Accum Units o/s @ end of period        1,324,216.31     502,667.80    179,245.69    37,573.04     7,731.36
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    N/A           N/A           N/A          N/A           N/A
             End of Period                          N/A           N/A           N/A          N/A           N/A
      Accum Units o/s @ end of period               N/A           N/A           N/A          N/A           N/A
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    12.22          11.27         10.69        10.00        N/A
             End of Period                          12.92          12.22         11.27        10.69        N/A
      Accum Units o/s @ end of period          525,023.12     228,254.81    122,616.95    22,441.08        N/A
MONEY MARKET PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    10.64          10.27         10.07        10.00        N/A
             End of Period                          10.99          10.64         10.27        10.07        N/A
      Accum Units o/s @ end of period          890,464.95     551,555.84    206,034.73     1,590.74        N/A
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    10.55           8.71         10.00        N/A          N/A
             End of Period                          12.35          10.55          8.71        N/A          N/A
      Accum Units o/s @ end of period          279,368.63      95,031.46     89,164.68        N/A          N/A
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    15.25          10.66         10.00        N/A          N/A
             End of Period                          18.45          15.25         10.66        N/A          N/A
      Accum Units o/s @ end of period        1,026,432.81     420,662.68    108,111.20        N/A          N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    10.00          N/A           N/A          N/A          N/A
             End of Period                          10.58          N/A           N/A          N/A          N/A
      Accum Units o/s @ end of period          179,808.73          N/A           N/A          N/A          N/A
REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                   N/A             N/A           N/A          N/A          N/A
             End of Period                         N/A             N/A           N/A          N/A          N/A
      Accum Units o/s @ end of period              N/A             N/A           N/A          N/A          N/A
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    10.00          N/A           N/A          N/A          N/A
             End of Period                          10.90          N/A           N/A          N/A          N/A
      Accum Units o/s @ end of period          431,529.41          N/A           N/A          N/A          N/A
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    11.90           9.75         10.00        N/A          N/A
             End of Period                          13.52          11.90          9.75        N/A          N/A
      Accum Units o/s @ end of period          455,709.19     121,094.82      4,871.12        N/A          N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    11.38           9.66         10.17        10.00        N/A
             End of Period                          11.50          11.38          9.66        10.17        N/A
      Accum Units o/s @ end of period          552,183.99     390,483.21     75,881.31     7,608.84        N/A
UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    11.64           9.71         10.00       N/A           N/A
             End of Period                          12.38          11.64          9.71       N/A           N/A
      Accum Units o/s @ end of period          305,608.09     103,042.86     13,690.19       N/A           N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
             Beginning of Period                    11.01          10.05         10.00       N/A           N/A
             End of Period                          12.86          11.01         10.05       N/A           N/A
      Accum Units o/s @ end of period          224,339.58      62,769.30      6,357.69       N/A           N/A

================================================================================
                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION


    American International Life Assurance Company of New York
    Independent Accountants
    Legal Counsel
    Distributor
    Potential Conflicts


CALCULATION OF PERFORMANCE DATA

    Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
    Standardized Performance Data
    Non-Standardized Performance Data
    Tax Deferred Accumulation

ANNUITY PROVISIONS

    Variable Annuity Payments
    Annuity Unit Value
    Net Investment Factor
    Additional Provisions

FINANCIAL STATEMENTS

                      PROFILE(TM) VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.


                                   May 1, 2002


================================================================================
1. PROFILE(TM) VARIABLE ANNUITY
================================================================================


This variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.


This contract offers a choice of investment options. You may divide your money among any or all of the fixed investment option and the 18 variable investment options provided by AIM Advisors, Inc., Alliance Capital Management L.P., The Dreyfus Corporation, Mellon Equity Associates, Fidelity Management and Research Company, and Van Eck Associates Corporation. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;
      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and
      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust.

AIM Variable Insurance Funds, Inc.
(managed by AIM Advisors, Inc.)


AIM V.I. Capital Appreciation Fund
AIM V.I. International Growth Fund


Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
Premier Growth Portfolio
Quasar Portfolio
Technology Portfolio

Dreyfus Variable Investment Fund (Initial Shares)
(managed by The Dreyfus Corporation)

Small Company Stock Portfolio

Dreyfus Stock Index Fund (Initial Shares)
(managed by The Dreyfus Corporation and Mellon Equity Associates)

Fidelity Variable Insurance Products Fund (Initial Class)
(managed by Fidelity Management & Research Company)


VIP Growth Portfolio
VIP High Income Portfolio
VIP Money Market Portfolio
VIP Asset Manager(SM) Portfolio
VIP Contrafund(R) Portfolio
VIP Investment Grade Bond Portfolio


Van Eck Worldwide Insurance Trust
(managed by Van Eck Associates Corporation)

Worldwide Emerging Markets Fund
Worldwide Hard Assets Fund


The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA programs may not yet be available in your state. Please contact your financial representative for more information.)


================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.26% to 1.28%.


If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

--------------------------------------------------------------------------------
Premium Year         1      2      3      4      5      6      7     Thereafter
--------------------------------------------------------------------------------
Surrender Charge     6%     6%     5%     5%     4%     3%     2%       0%
--------------------------------------------------------------------------------

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by its investment adviser for the year ended December 31, 2001. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year
10. The premium tax is assumed to be 0% in both examples.


                                                                  Total     Total                  Total           Total
                                                                 Annual     Annual     Total      Expenses        Expenses
                                                                Insurance  Portfolio   Annual   at the end of   at the end of
                                                                 Charges    Charges   Charges      1 Year         10 Years
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                2.01%      0.85%      2.85%        $83            $319
AIM V.I. International Growth Fund                                2.01%      1.05%      3.05%        $85            $337
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             2.01%      1.07%      3.08%        $85            $339
Growth Portfolio (Class B)                                        2.01%      1.11%      3.12%        $85            $343
Growth and Income Portfolio (Class B)                             2.01%      0.92%      2.93%        $84            $325
Premier Growth Portfolio                                          2.01%      1.04%      3.05%        $85            $336
Quasar Portfolio                                                  2.01%      0.95%      2.96%        $84            $328
Technology Portfolio                                              2.01%      1.08%      3.09%        $85            $340
Dreyfus Variable Investment Fund
(Initial Shares)
Small Company Stock Portfolio                                     2.01%      1.03%      3.04%        $85            $336
Dreyfus Stock Index Fund (Initial Shares)                         2.01%      0.26%      2.27%        $77            $261
Fidelity Variable Insurance Products Fund

(Initial Class)
VIP Growth Portfolio                                              2.01%      0.65%      2.66%        $81            $299
VIP High Income Portfolio                                         2.01%      0.70%      2.71%        $81            $304
VIP Money Market Portfolio                                        2.01%      0.28%      2.29%        $77            $263
VIP Asset Manager(SM) Portfolio                                   2.01%      0.63%      2.64%        $81            $297
VIP Contrafund(R)Portfolio                                        2.01%      0.64%      2.65%        $81            $298
VIP Investment Grade Bond Portfolio                               2.01%      0.54%      2.55%        $80            $289
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   2.01%      1.28%      3.29%        $87            $359
Worldwide Hard Assets Fund                                        2.01%      1.15%      3.16%        $86            $347


For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

===========================================================================
8.          PERFORMANCE
===========================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE


                                              2001       2000     1999     1998     1997     1996    1995     1994    1993    1992
AIM V.I. Capital Appreciation Subaccount     (24.41)   (12.20%)  42.61%   17.64%   12.12%   15.81%  33.84%    0.78%     N/A     N/A
AIM V.I. International Equity Subaccount     (24.66)   (27.48%)  52.89%   13.88%    5.62%   18.15%  15.47%   (3.20%)    N/A     N/A
Alliance Global Bond Subaccount               (1.73)    (0.29%)  (7.42%)  12.53%   (6.76%)  (4.70%) 22.06%  (14.53%) (0.58%) (0.13%)
Alliance Growth Subaccount (Class B)         (24.60)   (18.95%)  32.60%   26.94%   28.21%   26.69%  33.35%      N/A     N/A     N/A
Alliance Growth and Income Subaccount
  (Class B)                                   (1.11)    11.96%    9.82%   19.21%   27.01%   22.34%  33.87%   (1.73%) 10.15%   6.44%
Alliance Premier Growth Subaccount           (18.43)   (17.79%)  30.48%   45.92%   31.89%  (13.03%) 41.98%   (4.62%)  10.86%     N/A
Alliance Quasar Subaccount                   (14.04)    (7.45%)  15.45%   (5.82%)  16.95%      N/A     N/A      N/A     N/A     N/A
Alliance Technology Subaccount               (26.34)   (22.67%)  73.27%   61.51%    4.99%      N/A     N/A      N/A     N/A     N/A
Dreyfus Small Company Stock Subaccount
  (Initial Shares)                           (13.47)     6.97%    9.07%   (7.28%)  20.08%      N/A     N/A      N/A     N/A     N/A
Dreyfus Stock Index Subaccount
  (Initial Shares)                            (2.97)   (10.60%)  18.93%   26.43%   31.11%   20.82%  33.18%   (0.52%)  7.81%   5.62%
Fidelity VIP Growth Subaccount
  (Initial Class)                            (18.86)   (12.27%)  35.53%   37.55%   21.77%   12.20%  33.49%   (1.41%) 17.71%   7.80%
Fidelity VIP High Income Subaccount
  (Initial Class)                            (13.03)   (23.61%)   6.65%   (5.66%)  16.03%   11.52%  19.04%   (3.00%) 18.73%  21.45%
Fidelity VIP Money Market Subaccount
  (Initial Class)                                        4.77%    3.71%    4.00%    4.01%    4.25%   7.88%    2.78%   1.79%   2.46%
Fidelity VIP Asset Manager(SM)
  Subaccount (Initial Class)                  (5.49)    (5.32%)   9.55%   13.45%   18.97%   12.95%  15.33%   (7.39%) 19.55%  10.16%
Fidelity VIP Contrafund(R)Subaccount
  (Initial Class)                            (13.53)    (7.97%)  22.53%   28.17%   18.78%   18.46%  37.85%      N/A     N/A     N/A
Fidelity VIP Investment Grade Bond
Subaccount (Initial Class)                     6.89      9.62%   (2.43%)   7.33%    7.55%    1.70%  15.70%   (5.09%)  9.42%   5.17%
Van Eck Worldwide Emerging Markets
  Subaccount                                  (3.25)   (42.73%)  97.51%  (35.05%) (13.15%)  23.96%     N/A      N/A     N/A     N/A
Van Eck Worldwide Hard Assets
  Subaccount                                 (11.76)     9.80%   19.32%  (31.89%)  (3.11%)  16.40%   9.45%   (6.11%) 62.54%  (5.43%)


================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1)   the Contract Value;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

(1)   the Contract Value;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

(1)   the Contract Value;

(2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3)   an amount equal to (a) plus (b) where:

      (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

      o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

      o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

      o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

      o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

      o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

      o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

      (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or
      (b) 70% of the Contract Value less net premium.

o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

(1)   the Contract Value as of the date the death benefit is determined; or

(2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.


Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month and 12-month dollar cost averaging programs may not be available in all states.


Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:


      American International Life Assurance Company of New York
      c/o Delaware Valley Financial Services
      P.O. Box 3031
      Berwyn, PA 19312-0031
      1-800-255-8402

                                   PROSPECTUS

                          PROFILE(TM) VARIABLE ANNUITY

                                    issued by


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


                                   through its


                               VARIABLE ACCOUNT A


This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has nineteen investment options to which you can allocate your money -- eighteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust.


AIM Variable Insurance Funds, Inc.
(managed by AIM Advisors, Inc.)
AIM V.I. Capital Appreciation Fund
AIM V.I. International Growth Fund


Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)
Global Bond Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
Premier Growth Portfolio
Quasar Portfolio
Technology Portfolio

Dreyfus Variable Investment Fund (Initial Shares)
(managed by The Dreyfus Corporation)
Small Company Stock Portfolio

Dreyfus Stock Index Fund (Initial Shares)
(managed by The Dreyfus Corporation and Mellon Equity Associates)

Fidelity Variable Insurance Products Fund (Initial Class)
(managed by Fidelity Management & Research Company)
VIP Growth Portfolio
VIP High Income Portfolio
VIP Money Market Portfolio


VIP Asset Manager(SM) Portfolio
VIP Contrafund(R) Portfolio
VIP Investment Grade Bond Portfolio


Van Eck Worldwide Insurance Trust
(managed by Van Eck Associates Corporation)
Worldwide Emerging Markets Fund
Worldwide Hard Assets Fund


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at
(800) 255-8402 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                   May 1, 2002

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS.....................................................................

FEE TABLES......................................................................

CONDENSED FINANCIAL INFORMATION.................................................

THE CONTRACT....................................................................

INVESTMENT OPTIONS..............................................................

CHARGES AND DEDUCTIONS..........................................................

ACCESS TO YOUR MONEY............................................................

ANNUITY PAYMENTS................................................................

DEATH BENEFIT...................................................................

PERFORMANCE.....................................................................

TAXES...........................................................................

OTHER INFORMATION...............................................................

FINANCIAL STATEMENTS............................................................

APPENDIX - CONDENSED FINANCIAL INFORMATION......................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load .........................................................................        None

Surrender Charge (as a percentage of premium surrendered)
      Premium Year 1 ...............................................................          6%
      Premium Year 2 ...............................................................          6%
      Premium Year 3 ...............................................................          5%
      Premium Year 4 ...............................................................          5%
      Premium Year 5 ...............................................................          4%
      Premium Year 6 ...............................................................          3%
      Premium Year 7 ...............................................................          2%
      Thereafter ...................................................................        None

Transfer Fee
      First 12 Per Contract Year ...................................................        None
      Thereafter ...................................................................      $   10

Contract Maintenance Fee (waived if Contract Value is $50,000 or greater) ..........      $30/yr

Standard Variable Account Annual Expenses (as a percentage of average account value)
      Mortality and Expense Risk Charge ............................................       1.25%
      Administrative Charge ........................................................       0.15%
                                                                                          ======
      Total Standard Variable Account Annual Expenses ..............................       1.40%

Optional Variable Account Annual Expenses (as a percentage of average account value)
      Annual Ratchet Plan ..........................................................       0.10%
      Equity Assurance Plan
           Attained Age 0-59 .......................................................       0.07%
           Attained Age 60+ ........................................................       0.20%
      Estate Benefit Payment .......................................................       0.20%
      Accidental Death Benefit .....................................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)


                                                                                            Total Annual
                                                    Management     Other           12b-1    Portfolio
                                                    Fees           Expenses        Fees     Expenses
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                     0.61%         0.24%         0.00%      0.85%
AIM V.I. International Growth Fund                     0.73%         0.32%         0.00%      1.05%
Alliance Variable Products Series Fund, Inc.(1)
Global Bond Portfolio                                  0.65%         0.42%         0.00%      1.09%
Growth Portfolio (Class B)                             0.75%         0.11%         0.25%      1.11%
Growth and Income Portfolio (Class B)                  0.63%         0.04%         0.25%      0.92%
Premier Growth Portfolio                               1.00%         0.04%         0.00%      1.04%
Quasar Portfolio                                       0.82%         0.13%         0.00%      0.95%
Technology Portfolio                                   1.00%         0.08%         0.00%      1.08%
Dreyfus Variable Investment Fund (Initial Shares)(2)
Small Company Stock Portfolio                          0.75%         0.28%         0.00%      1.03%
Dreyfus Stock Index Fund (Initial Shares)(2)           0.25%         0.01%         0.00%      0.26%
Fidelity Variable Insurance Products Fund
(Initial Class)
VIP Growth Portfolio(3)                                0.58%         0.07%         0.00%      0.65%
VIP High Income Portfolio(3)                           0.58%         0.12%         0.00%      0.70%
VIP Money Market Portfolio(3)                          0.18%         0.10%         0.00%      0.28%
VIP Asset Manager(SM) Portfolio                        0.53%         0.10%         0.00%      0.63%
VIP Contrafund(R) Portfolio(3)                         0.58%         0.08%         0.00%      0.64%
VIP Investment Grade Bond Portfolio                    0.43%         0.11%         0.00%      0.54%
Van Eck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund                        1.00%         0.28%         0.00%      1.28%
Worldwide Hard Assets Fund                             1.00%         0.15%         0.00%      1.15%

(1) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 2001, were as follows:

            Quasar Portfolio.............................................. 1.14%

(2) These expense figures are for the initial share class for the fiscal year ended December 31, 2001. Current or future expenses may be higher or lower than these figures. Please consult the underlying mutual fund prospectus for more complete information.


(3) Actual annual operating expenses were lower because a portion of the brokerage commissions that the portfolios paid was used to reduce the portfolios' expenses. In addition, through arrangements with the portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolios' custodian expenses. These offsets may be discontinued at any time. Growth 0.68% High Income 0.71% Asset Mgr 0.64% Contrafund 0.68%.

(4) Total annual expenses (excluding brokerage commissions, foreign taxes, and interest expenses) for the following portfolios before reimbursement by Van Eck Associates Corporation for the year ended December 31, 2001, were as follows:

            Worldwide Emerging Markets Fund............................... 1.30%
            Worldwide Hard Assets Fund.................................... 1.18%


Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

                                                                      If you surrender after:


                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $83      $134      $187      $319
AIM V.I. International Growth Fund                                $85      $140      $197      $337
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $85      $140      $198      $339
Growth Portfolio (Class B)                                        $85      $141      $199      $343
Growth and Income Portfolio (Class B)                             $84      $136      $190      $325
Premier Growth Portfolio                                          $85      $139      $196      $336
Quasar Portfolio                                                  $84      $137      $192      $328
Technology Portfolio                                              $85      $140      $198      $340
Dreyfus Variable Investment Fund (Initial Shares)
Small Company Stock Portfolio                                     $85      $139      $196      $336
Dreyfus Stock Index Fund (Initial Shares)                         $77      $116      $158      $261
Fidelity Variable Insurance Products Fund (Initial
Class)
VIP Growth Portfolio                                              $81      $128      $177      $299
VIP High Income Portfolio                                         $81      $129      $179      $304
VIP Money Market Portfolio                                        $77      $117      $159      $263
VIP Asset Manager(SM) Portfolio                                   $81      $127      $176      $297
VIP Contrafund(R) Portfolio                                       $81      $127      $177      $298
VIP Investment Grade Bond Portfolio                               $80      $124      $172      $289
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $87      $146      $208      $359
Worldwide Hard Assets Fund                                        $86      $142      $201      $347

                                                              If you annuitize or do not surrender after:


                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $29      $ 89      $151      $319
AIM V.I. International Fund                                       $31      $ 95      $161      $337
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $31      $ 95      $162      $339
Growth Portfolio (Class B)                                        $31      $ 96      $163      $343
Growth and Income Portfolio (Class B)                             $30      $ 91      $154      $325
Premier Growth Portfolio                                          $31      $ 94      $160      $336
Quasar Portfolio                                                  $30      $ 92      $156      $328
Technology Portfolio                                              $31      $ 95      $162      $340
Dreyfus Variable Investment Fund (Initial Shares)
Small Company Stock Portfolio                                     $31      $ 94      $160      $336
Dreyfus Stock Index Fund (Initial Shares)                         $23      $ 71      $122      $261
VIP Growth Portfolio                                              $27      $ 83      $141      $299
VIP High Income Portfolio                                         $27      $ 84      $143      $304
VIP Money Market Portfolio                                        $23      $ 72      $123      $263
VIP II Asset Manager(SM) Portfolio                                $27      $ 82      $140      $297
VIP II Contrafund(R) Portfolio                                    $27      $ 82      $141      $298
VIP II Investment Grade Bond Portfolio                            $26      $ 79      $136      $289
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $33      $101      $172      $359
Worldwide Hard Assets Fund                                        $32      $ 97      $165      $347


If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                      If you surrender after:

                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $77      $117      $160      $265
AIM V.I. International Fund                                       $79      $123      $170      $285
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $80      $124      $171      $287
Growth Portfolio (Class B)                                        $80      $125      $173      $290
Growth and Income Portfolio (Class B)                             $78      $119      $163      $272
Premier Growth Portfolio                                          $79      $123      $169      $284
Quasar Portfolio                                                  $78      $120      $165      $275
Technology Portfolio                                              $80      $124      $171      $288
Dreyfus Variable Investment Fund (Initial Shares)

Small Company Stock Portfolio                                     $79      $123      $169      $283
Dreyfus Stock Index Fund (Initial Shares)                         $71      $ 99      $129      $203
Fidelity Variable Insurance Products Fund (Initial
Class)
VIP Growth Portfolio                                              $75      $111      $149      $244
VIP High Income Portfolio                                         $76      $113      $152      $249
VIP Money Market Portfolio                                        $72      $100      $130      $205
Fidelity Variable Insurance Products Fund II
(Initial Class)
VIP II Asset Manager(SM) Portfolio                                $75      $110      $148      $242
VIP II Contrafund(R) Portfolio                                    $75      $111      $149      $243
VIP II Investment Grade Bond Portfolio                            $74      $108      $144      $233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $82      $130      $181      $307
Worldwide Hard Assets Fund                                        $80      $126      $175      $294


                                                              If you annuitize or do not surrender after:

                                                                1 Year   3 Years   5 Years   10 Years
                                                                ------   -------   -------   --------
AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund                                $23       $72      $124      $265
AIM V.I. International Equity Fund                                $25       $78      $134      $285
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                             $26       $79      $135      $287
Growth Portfolio (Class B)                                        $26       $80      $137      $290
Growth and Income Portfolio (Class B)                             $24       $74      $127      $272
Premier Growth Portfolio                                          $25       $78      $133      $284
Quasar Portfolio                                                  $24       $75      $129      $275
Technology Portfolio                                              $25       $79      $135      $288
Dreyfus Variable Investment Fund (Initial Shares)
Small Company Stock Portfolio                                     $25       $78      $133      $283
Dreyfus Stock Index Fund (Initial Shares)                         $17       $54      $ 93      $203
Fidelity Variable Insurance Products Fund (Initial
Class)
VIP Growth Portfolio                                              $21       $66      $113      $244
VIP High Income Portfolio                                         $22       $68      $116      $249
VIP Money Market Portfolio                                        $18       $55      $ 94      $205
Fidelity Variable Insurance Products Fund II (Initial
Class)
VIP II Asset Manager(SM) Portfolio                                $21       $65      $112      $242
VIP II Contrafund(R) Portfolio                                    $21       $66      $113      $243
VIP II Investment Grade Bond Portfolio                            $20       $63      $108      $233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                                   $28       $85      $145      $307
Worldwide Hard Assets Fund                                        $26       $81      $139      $294

The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the portfolios will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.


Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation of this program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have chosen. The monthly amount transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options


Variable Account A


Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios


AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund and Van Eck Worldwide Insurance Trust are mutual funds registered with the SEC. Each has additional portfolios that are not available under the contract.


You should carefully read the portfolio prospectuses before investing. The portfolio prospectuses are attached to this prospectus and contain information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital.


AIM V.I. International Growth Fund seeks long-term growth of capital.


Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunity for appreciation through investment primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

Technology Portfolio seeks growth of capital and invests for capital appreciation. Current income is incidental to the portfolio's objective.

Dreyfus Variable Investment Fund (Initial Shares)


Small Company Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(TM) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are those with market capitalizations ranging from $500 million to $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen through disciplined process-combining computer modeling techniques, fundamental analysis, and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus Stock Index Fund (Initial Shares) seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones.


Fidelity Variable Insurance Products Fund (Initial Class)

VIP Growth Portfolio seeks to increase the value of the portfolio's shares over the long term by investing in stocks with above-average growth potential.

VIP High Income Portfolio seeks a high level of current income by investing primarily in all types on income producing debt securities with emphasis on lower-quality securities. The subadivsers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain income and share-price stability by investing in high-quality, short-term investments. The subadviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.


VIP Asset Manager(SM) Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Contrafund(R) Portfolio seeks to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Investment Grade Bond Portfolio seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

The portfolios' investment advisers may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from their assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

Annual Ratchet Plan                                               0.10%

Equity Assurance Plan

      Attained Age 0-59                                           0.07%
      Attained Age 60+                                            0.20%

Estate Benefit Payment                                            0.20%

Accidental Death Benefit                                          0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

--------------------------------------------------------------------------------
Premium Year         1      2      3      4      5      6      7      Thereafter
--------------------------------------------------------------------------------
Surrender Charge     6%     6%     5%     5%     4%     3%     2%        None
--------------------------------------------------------------------------------

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the various portfolio prospectuses and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 - Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

      o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

      o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

      o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

      o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

      o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

      o     hernia;

      o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

      o     declared or undeclared war or any act thereof; or

      o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the portfolios, please see the accompanying portfolio prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;


      (4) as part of a series of substantially equal periodic payments made at least annually over the life or life expectancy of the owner, or the joint life expectancies of the owner and the beneficiary, provided such payments are made for the longer of five years or until the owner reaches age 59 1/2, and the distribution method is not changed during that time; or


      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions --Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2 . Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an

IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits

In the opinion of AIG Life Insurance Company, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Financial statements of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an Accumulation Unit outstanding throughout the period)


                                                   2001           2000             1999           1998          1997         1996
                                               ------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. CAPITAL APPRECIATION FUND
      Accumulation Unit Value
         Beginning of Period                         14.17         16.13             11.31          9.61           N/A          N/A
         End of Period                               10.72         14.17             16.13         11.31           9.61         N/A
      Accum Units o/s @ end of period            44,333.06     49,079.73         29,393.04     21,744.22           N/A          N/A
AIM V.I. INTERNATIONAL EQUITY FUND
      Accumulation Unit Value
         Beginning of Period                         12.77         17.59             11.51         10.10           N/A          N/A
         End of Period                                9.63         12.77             17.59         11.51          10.10         N/A
      Accum Units o/s @ end of period            22,954.43     21,708.16         21,718.81     15,407.97           N/A          N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         10.25         10.27             11.10          9.86           N/A          N/A
         End of Period                               10.08         10.25             10.27         11.10           9.86         N/A
      Accum Units o/s @ end of period               136.11      1,536.30          2,609.77     12,105.71           N/A          N/A
GROWTH PORTFOLIO (CLASS B)
      Accumulation Unit Value
         Beginning of Period                         30.98         38.20               N/A           N/A           N/A          N/A
         End of Period                               23.33         30.98             38.20           N/A           N/A          N/A
      Accum Units o/s @ end of period            73,965.26     36,170.78          7,156.89           N/A           N/A          N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
      Accumulation Unit Value
         Beginning of Period                         35.31         31.52               N/A           N/A           N/A          N/A
         End of Period                               34.87         35.31             31.52           N/A           N/A          N/A
      Accum Units o/s @ end of period           112,352.69     39,462.34         17,241.24           N/A           N/A          N/A
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         16.41         19.94             15.29         10.48           N/A          N/A
         End of Period                               13.39         16.41             19.94         15.29          10.48         N/A
      Accum Units o/s @ end of period            24,800.96     42,733.80         54,294.71     43,782.56           N/A          N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         12.14         13.11             11.35         12.05          10.31        10.00
         End of Period                               10.44         12.14             13.11         11.35          12.05        10.31
      Accum Units o/s @ end of period            12,971.46     13,749.48         21,811.17     31,501.86      37,619.77       674.25
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         22.29         28.80             16.62         10.29           9.80        10.00
         End of Period                               16.43         22.29             28.80         16.62          10.29         9.80
      Accum Units o/s @ end of period            40,225.57     46,969.17         65,745.89     56,611.98      41,252.11     3,209.81
DREYFUS VARIABLE INVESTMENT FUND
SMALL COMPANY STOCK PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         11.42         10.67              9.79         10.55           N/A          N/A
         End of Period                               11.09         11.42             10.67          9.79          10.55         N/A
      Accum Units o/s @ end of period            20,698.57     29,093.94         22,441.86     13,506.34       2,092.78         N/A
DREYFUS STOCK INDEX FUND
      Accumulation Unit Value
         Beginning of Period                         19.77         22.10             18.58         14.70          11.21        10.00
         End of Period                               17.12         19.77             22.10         18.58          14.70        11.21
      Accum Units o/s @ end of period           170,684.23    199,237.82        178,957.20    135,697.21      75,214.94    17,836.33
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         20.06         22.85             16.86         12.26          10.07        10.00
         End of Period                               16.29         20.06             22.85         16.86          12.26        10.07
      Accum Units o/s @ end of period           201,501.78    231,985.55        217,583.76    171,928.72     114,594.66    23,774.76
VIP HIGH INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                          9.52         12.46             11.68         12.38          10.67        10.00
         End of Period                                8.29          9.52             12.46         11.68          12.38        10.67
      Accum Units o/s @ end of period            36,925.35     37,980.71         50,360.48     44,527.13      28,042.38     8,506.22
VIP MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         12.05         11.49             11.08         10.66          10.25        10.00
         End of Period                               12.38         12.05             11.49         11.08          10.66        10.25
      Accum Units o/s @ end of period           265,588.22    239,422.61        203,824.29    131,091.20      76,784.02   113,781.59
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         15.23         16.08             14.67         12.93          10.87        10.00
         End of Period                               14.40         15.23             16.08         14.67          12.93        10.87
      Accum Units o/s @ end of period            76,407.99     72,561.97         84,516.55     72,463.00      49,297.42     8,370.63
VIP II CONTRAFUND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         14.69         15.95             13.02         10.15           N/A          N/A
         End of Period                               12.71         14.69             15.95         13.02          10.15         N/A
      Accum Units o/s @ end of period            47,601.53     54,217.60         36,168.81     17,896.79           N/A          N/A
VIP II INVESTMENT GRADE BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         12.94         11.80             12.09         11.27          10.48        10.00
         End of Period                               13.84         12.94             11.80         12.09          11.27        10.48
      Accum Units o/s @ end of period            45,499.34     43,178.98         45,932.23     51,222.19      18,202.66     2,615.29
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE EMERGING MARKETS FUND
      Accumulation Unit Value
         Beginning of Period                          6.82         11.90              6.03          9.28           N/A          N/A
         End of Period                                6.61          6.82             11.90          6.03           9.28         N/A
      Accum Units o/s @ end of period             2,108.15      1,483.67          1,076.74            --           N/A          N/A
WORLDWIDE HARD ASSETS FUND
      Accumulation Unit Value
         Beginning of Period                          9.33          8.49              7.12         10.45          10.78        10.00
         End of Period                                8.24          9.33              8.49          7.12          10.45        10.78
      Accum Units o/s @ end of period               973.15      3,121.16          1,690.70      2,959.21       9,786.43     4,646.11

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


GENERAL INFORMATION.............................................................
   American International Life Assurance Company of New York....................
   Independent Accountants......................................................
   Legal Counsel................................................................
   Distributor..................................................................
   Potential Conflicts..........................................................


CALCULATION OF PERFORMANCE DATA.................................................
   Yield and Effective Yield Quotations for the Money Market Subaccount.........
   Yield Quotations for Other Subaccounts.......................................
   Standardized Performance Data................................................
   Non-Standardized Performance Data............................................
   Tax Deferred Accumulation....................................................

ANNUITY PROVISIONS..............................................................
   Variable Annuity Payments....................................................
   Annuity Unit Value...........................................................
   Net Investment Factor........................................................
   Additional Provisions........................................................

FINANCIAL STATEMENTS............................................................

                        TRILOGY VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.


                                   May 1, 2002


================================================================================
1. TRILOGY VARIABLE ANNUITY
================================================================================


This variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the 21 variable investment options provided by Merrill Lynch Investment Managers, L.P., Mercury Advisors Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.


The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;

      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================


You may allocate money to the following variable investment portfolios:


        Merrill Lynch Variable Series Fund
        (managed by Merrill Lynch Investment Managers, L.P.)


        Basic Value V.I. Fund
        Domestic Money Market V.I.Fund
        Global Growth V.I. Fund
        Global Allocation V.I. Fund
        Large Cap Growth V.I. Fund
        High Current Income V.I. Fund
        Large Cap Core V.I. Fund
        Small Cap Value V.I. Fund
        Utilities and Telecommunications V.I. Fund

        Mercury Variable Trust
        (managed by Mercury Advisors)

        Mercury International Value V.I. Portfolio

        Alliance Variable Products Series Fund, Inc.

        Global Dollar Government Portfolio
        Growth Portfolio (Class B)
        Growth and Income Portfolio (Class B)
        High-Yield Portfolio
        Premier Growth Portfolio
        Quasar Portfolio
        AllianceBernstein Real Estate Investment Portfolio
        Technology Portfolio
        Total Return Portfolio
        U.S. Government/High Grade Securities Portfolio (Class B)
        Worldwide Privatization Portfolio


The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.


As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.53% to 1.15%.


If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

Premium Year                  1         2         3          4         5         6          7      Thereafter
- -----------                  ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge.........    6%        6%        5%         5%        4%        3%         2%          0%

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2000. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and
(2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                                                                          Total         Total
                                                                 Total         Total                     Expenses      Expenses
                                                                Annual        Annual        Total        at the         at the
                                                               Insurance     Portfolio      Annual        end of         end of
                                                                Charges       Charges       Charges       1 Year       10 Years
                                                                -------       -------       -------       ------       --------
Merrill Lynch Variable Series Fund
Basic Value V.I. Fund......................................      2.01%         0.68%         2.69%           81           302
Domestic Money Market V.I. Fund............................      2.01%         0.57%         2.58%           80           291
Global Growth V.I. Fund....................................      2.01%         0.88%         2.89%           83           321
Global Allocation V.I. Fund................................      2.01%         0.75%         2.76%           82           309
High Current Income V.I. Fund..............................      2.01%         0.58%         2.59%           80           292
Large Cap Growth V.I. Fund.................................      2.01%         1.15%         3.16%           86           347
Large Cap Core V.I. Fund...................................      2.01%         0.53%         2.54%           80           288
Small Cap Value V.I. Fund..................................      2.01%         0.83%         2.84%           83           317
Utilities and Telecommunications V.I. Fund.................      2.01%         0.71%         2.72%           82           305
Mercury Variable Trust
Mercury International Value V.I. Portfolio.................      2.01%         1.01%         3.02%           84           334

Alliance Variable Products Series Fund, Inc.

Global Dollar Government Portfolio.........................      2.01%         0.95%         2.96%           84           328
Growth Portfolio (Class B).................................      2.01%         1.11%         3.12%           85           343
Growth and Income Portfolio (Class B)......................      2.01%         0.92%         2.93%           84           325
High-Yield Portfolio.......................................      2.01%         0.95%         2.96%           84           328
Premier Growth Portfolio...................................      2.01%         1.04%         3.05%           85           336
Quasar Portfolio...........................................      2.01%         0.95%         2.96%           84           328
AllianceBernstein Real Estate Investment Portfolio.........      2.01%         0.95%         2.96%           84           328
Technology Portfolio.......................................      2.01%         1.08%         3.09%           85           340
Total Return Portfolio.....................................      2.01%         0.78%         2.79%           82           312
U.S. Government/High Grade Securities Portfolio (Class B)..      2.01%         1.14%         3.15%           86           346
Worldwide Privatization Portfolio..........................      2.01%         0.95%         2.96%           84           328


----------
For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE


                                         2001     2000    1999       1998       1997    1996      1995     1994     1993     1992
                                         ----     ----    ----       ----       ----    ----      ----     ----     ----     ----
Merrill Lynch Variable Series Funds
Basic Value V.I. Fund ...............    2.74%   11.03%   19.43%     7.84%    18.55%    19.08%    23.76%    0.93%      N/A     N/A
Domestic Money Market V.I. Fund .....      --%    4.51%    3.39%     3.67%     4.22%     3.67%     4.14%    2.47%    1.67%     N/A
Global Growth V.I. Fund .............  -24.17%  -16.24%   37.22%      N/A       N/A       N/A       N/A      N/A       N/A     N/A
Global Allocation V.I. Fund .........  -10.19%  -10.93%   19.69%     7.10%    10.17%    11.56%     9.07%   -2.89%    19.35%    N/A
High Current Income V.I. Fund .......    2.50%   -8.43%    4.48%    -6.86%    10.30%     9.64%    15.46%   -4.83%    16.10%  18.22%
Large Cap Growth V.I. Fund ..........  -10.65%  -17.17%     N/A       N/A       N/A       N/A       N/A      N/A       N/A     N/A
Large Cap Core V.I. Fund ............   -8.75%  -11.16%   29.60%    13.97%    21.18%    16.02%    20.92%   -2.70%    12.98%   1.20%
Small Cap Value V.I. Fund ...........   28.01%   13.10%   32.28%    -8.28%     9.94%     6.65%    43.92%   -8.58%    16.17%  -1.92%
Utilities and
  Telecommunications V.I. Fund ......  -15.28%   -4.12%   11.07%    22.50%    24.19%    11.38%    22.57%   -9.85%      N/A     N/A
Mercury Variable Trust
Mercury International Value V.I.
  Portfolio .........................  -14.18%    1.42%   24.57%      N/A       N/A       N/A       N/A      N/A       N/A     N/A

Global Dollar Government Subaccount .    7.78%   12.42%   24.32%   (22.80%)   11.66%    23.16%    21.29%     N/A       N/A
Growth Subaccount (Class B) .........  -24.78%  -18.95%   32.60%    26.94%    28.21%    26.70%    33.37%     N/A       N/A
Growth and Income Subaccount
  (Class B) .........................   -1.31%   11.96%    9.82%    19.21%    27.01%    22.36%    33.90%   (1.77%)   10.17%
High-Yield Subaccount ...............    1.54%   -6.24%   (4.23%)   (5.03%)     N/A       N/A       N/A      N/A       N/A
Premier Growth Subaccount ...........  -18.43%  -17.79%   30.48%    45.92%    32.00%    20.99%    43.31%   (4.62%)     N/A
Quasar Subaccount ...................  -14.04%   -7.45%   15.45%    (5.82%)   16.95%      N/A       N/A      N/A       N/A
AllianceBernstein Real Estate
  Investment Subaccount .............    9.18%   24.88%   (6.43%)  (20.13%)     N/A       N/A       N/A      N/A       N/A
Technology Subaccount ...............  -26.34%  -22.67%   73.27%    61.51%     4.99%      N/A       N/A      N/A       N/A
Total Return Subaccount .............    0.78%   10.91%    5.05%    15.36%    19.43%    13.56%    21.96%     N/A       N/A
U.S. Government/High Grade
  Securities Subaccount (Class B) ...    6.04%    9.25%   (3.81%)    6.71%     7.17%     1.11%    17.60%   (5.36%)     N/A
Worldwide Privatization Subaccount ..  -18.51%  -24.12%   56.63%     9.29%     9.21%    16.86%     9.34%     N/A       N/A

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

            o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

            o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

            o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

            o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

            o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

            o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:


        American International Life Assurance Company of New York
        c/o Delaware Valley Financial Services
        P.O. Box 3031
        Berwyn, PA 19312-0031
        1-800-870-1453

                                   PROSPECTUS

                            TRILOGY VARIABLE ANNUITY

                                    issued by


            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


                                   through its


                               VARIABLE ACCOUNT A


This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.


The contract has twenty-two investment options to which you can allocate your money -- twenty-one variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Merrill Lynch Variable Series Fund, Mercury Variable Trust and Alliance Variable Products Series Fund, Inc.


Merrill Lynch Variable Series Fund
(managed by Merrill Lynch Investment Managers, L.P.)


Basic Value V.I. Fund
Domestic Money Market Fund
Global Growth V.I. Fund
Global Allocation V.I. Fund
High Current Income V.I. Fund
Large Cap Growth V.I. Fund
Large Cap Core V.I. Fund
Small Cap Value V.I. Fund
Utilities and Telecommunications V.I. Fund


Mercury Variable Trust
(managed by Mercury Advisors)


Mercury International Value V.I. Portfolio


Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
Premier Growth Portfolio
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
Technology Portfolio
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio (Class B)
Worldwide Privatization Portfolio


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 870-1453 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                   May 1, 2002

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS ...............................................................    3

FEE TABLES ................................................................    4

CONDENSED FINANCIAL INFORMATION ...........................................    8

THE CONTRACT ..............................................................    8

INVESTMENT OPTIONS ........................................................   11

CHARGES AND DEDUCTIONS ....................................................   13

ACCESS TO YOUR MONEY ......................................................   15

ANNUITY PAYMENTS ..........................................................   17

DEATH BENEFIT .............................................................   18

PERFORMANCE ...............................................................   22

TAXES .....................................................................   23

OTHER INFORMATION .........................................................   27

FINANCIAL STATEMENTS ......................................................   28

APPENDIX -- CONDENSED FINANCIAL INFORMATION ...............................   29

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ..................   30

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load ........................................................        None
Surrender Charge (as a percentage of premium surrendered)
  Premium Year 1 ..................................................          6%
  Premium Year 2 ..................................................          6%
  Premium Year 3 ..................................................          5%
  Premium Year 4 ..................................................          5%
  Premium Year 5 ..................................................          4%
  Premium Year 6 ..................................................          3%
  Premium Year 7 ..................................................          2%
  Thereafter ......................................................        None
Transfer Fee
First 12 Per Contract Year ........................................        None
  Thereafter ......................................................         $10
Contract Maintenance Fee (waived if Contract Value
  is $50,000 or greater) ..........................................      $30/yr
Standard Variable Account Annual Expenses
  (as a percentage of average account value)
    Mortality and Expense Risk Charge .............................       1.25%
    Administrative Charge .........................................       0.15%
                                                                         ------
  Total Standard Variable Account Annual Expenses .................       1.40%
Optional Variable Account Annual Expenses
  (as a percentage of average account value)
    Annual Ratchet Plan ...........................................       0.10%
    Equity Assurance Plan
      Attained Age 0-59 ...........................................       0.07%
      Attained Age 60+ ............................................       0.20%
    Estate Benefit Payment ........................................       0.20%
    Accidental Death Benefit ......................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)


                                                                                                               Total
                                                                                                               Annual
                                                                   Management       Other         12b-1       Portfolio
                                                                      Fees       Expenses(1)      Fees        Expenses
                                                                   ----------    -----------      ----        --------
Merrill Lynch Variable Series Funds
Basic Value V.I. Fund ...................................             0.60%         0.08%         0.00%         0.68%
Domestic Money Market V.I. Fund .........................             0.50%         0.07%         0.00%         0.57%
Global Growth V.I. Fund .................................             0.75%         0.13%         0.00%         0.88%
Global Allocation V.I. Fund .............................             0.65%         0.10%         0.00%         0.75%
High Current Income V.I. Fund ...........................             0.48%         0.10%         0.00%         0.58%
Large Cap Growth V.I. Fund ..............................             0.65%         0.50%         0.00%         1.15%
Large Cap Core V.I. Fund ................................             0.45%         0.08%         0.00%         0.53%
Small Cap Value V.I. Fund ...............................             0.75%         0.08%         0.00%         0.83%
Utilities and Telecommunications V.I. Fund ..............             0.60%         0.11%         0.00%         0.71%

Mercury Variable Trust
Mercury International Value V.I. Fund ...................             0.75%         0.18%         0.00%         1.01%

Alliance Variable Products Series Fund, Inc.(2)
Global Dollar Government Portfolio ......................             0.00%         0.95%         0.00%         0.95%
Growth Portfolio (Class B) ..............................             0.75%         0.11%         0.25%         1.11%
Growth and Income Portfolio (Class B) ...................             0.63%         0.04%         0.25%         0.92%
High-Yield Portfolio ....................................             0.49%         0.46%         0.00%         0.95%
Premier Growth Portfolio ................................             1.00%         0.04%         0.00%         1.04%
Quasar Portfolio ........................................             0.82%         0.13%         0.00%         0.95%
AllianceBernstein Real Estate Investment Portfolio ......             0.58%         0.37%         0.00%         0.95%
Technology Portfolio ....................................             1.00%         0.08%         0.00%         1.08%
Total Return Portfolio ..................................             0.63%         0.15%         0.00%         0.78%
U.S. Government/High Grade Securities Portfolio (Class B)             0.60%         0.29%         0.25%         1.14%
Worldwide Privatization Portfolio .......................             0.46%         0.49%         0.00%         0.95%

------------
(1) Other expenses are based on the expenses outlined in the prospectuses for the Merrill Lynch Variable Series Funds, Mercury Variable Trust and the Alliance Variable Products Series Fund, Inc.

(2) Total annual expenses for the following portfolios before reimbursement by the Alliance Variable Products Series Funds investment adviser for the year ended December 31, 2001, were as follows:

      Global Dollar Government ...............................          2.37%
      High Yield .............................................          1.51%
      Quasar .................................................          1.16%
      Alliance Bernstein Real Estate Investment ..............          1.39%
      Worldwide Privatization ................................          1.65%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:


                                                                          If you surrender after:
                                                                 ------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value V.I. Fund ...................................        $ 81        $129        $178        $302
Domestic Money Market V.I. Fund .........................          80         125         173         291
Global Growth V.I. Fund .................................          83         134         188         321
Global Allocation V.I. Fund .............................          82         131         182         309
High Current Income V.I. Fund ...........................          80         126         174         292
Large Cap Growth V.I. Fund ..............................          86         142         201         347
Large Cap Core V.I. Fund ................................          80         124         171         288
Small Cap Value V.I. Fund ...............................          83         133         186         317
Utilities and Telecommunications V.I. Fund ..............          82         129         180         305

Mercury Variable Trust
Mercury International Value V.I. Fund ...................          84         138         195         334

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          84         137         192         328
Growth Portfolio (Class B) ..............................          85         141         199         343
Growth and Income Portfolio (Class B) ...................          84         136         190         325
High-Yield Portfolio ....................................          84         137         192         328
Premier Growth Portfolio ................................          85         139         196         336
Quasar Portfolio ........................................          84         137         192         328
AllianceBernstein Real Estate Investment Portfolio ......          84         137         192         328
Technology Portfolio ....................................          85         140         198         340
Total Return Portfolio ..................................          82         132         183         312
U.S. Government/High Grade Securities Portfolio (Class B)          86         142         201         346
Worldwide Privatization Portfolio .......................          84         137         192         328

                                                                 If you annuitize or do not surrender after:
                                                                 -------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value V.I. Fund ...................................        $ 27        $ 84        $142        $302
Domestic Money Market V.I. Fund .........................          26          80         137         291
Global Growth V.I. Fund .................................          29          87         152         321
Global Allocation V.I. Fund .............................          28          86         146         309
High Current Income V.I. Fund ...........................          26          81         138         292
Large Cap Growth V.I. Fund ..............................          32          97         165         347
Large Cap Core V.I. Fund ................................          26          79         135         288
Small Cap Value V.I. Fund ...............................          29          88         150         317
Utilities and Telecommunications V.I. Fund ..............          28          84         144         305

Mercury Variable Trust
Mercury International Value V.I. Fund ...................          30          93         159         334

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          30          92         156         328
Growth Portfolio (Class B) ..............................          31          96         163         343
Growth and Income Portfolio (Class B) ...................          30          91         154         325
High-Yield Portfolio ....................................          30          92         156         328
Premier Growth Portfolio ................................          31          94         160         336
Quasar Portfolio ........................................          30          92         156         328
AllianceBernstein Real Estate Investment Portfolio ......          30          92         156         328
Technology Portfolio ....................................          31          95         162         340
Total Return Portfolio ..................................          28          87         147         312
U.S. Government/High Grade Securities Portfolio (Class B)          32          97         165         346
Worldwide Privatization Portfolio .......................          30          92         156         328

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:


                                                                          If you surrender after:
                                                                 ------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value V.I. Fund ...................................          76         112         151         247
Domestic Money Market V.I. Fund .........................          75         109         145         236
Global Growth V.I. Fund .................................          78         118         161         268
Global Allocation V.I. Fund .............................          76         114         154         254
High Current Income V.I. Fund ...........................          75         109         146         237
Large Cap Growth V.I. Fund ..............................          80         126         175         294
Large Cap Core V.I. Fund ................................          74         107         143         232
Small Cap Value V.I. Fund ...............................          77         117         159         263
Utilities and Telecommunications V.I. Fund ..............          76         113         152         250

Mercury Variable Trust
Mercury International Value V.I. Fund ...................          79         122         168         281

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          78         120         165         275
Growth Portfolio (Class B) ..............................          80         125         173         290
Growth and Income Portfolio (Class B) ...................          78         119         163         272
High-Yield Portfolio ....................................          78         120         165         275
Premier Growth Portfolio ................................          79         123         169         284
Quasar Portfolio ........................................          78         120         165         275
AllianceBernstein Real Estate Investment Portfolio ......          78         120         165         275
Technology Portfolio ....................................          80         124         171         288
Total Return Portfolio ..................................          77         115         156         257
U.S. Government/High Grade Securities Portfolio (Class B)          80         126         174         293
Worldwide Privatization Portfolio .......................          78         120         165         275

                                                                 If you annuitize or do not surrender after:
                                                                 -------------------------------------------
                                                                 1 Year     3 Years     5 Years    10 Years
                                                                 ------     -------     -------    --------
Merrill Lynch Variable Series Fund
Basic Value V.I. Fund ...................................          22          67         115         247
Domestic Money Market V.I. Fund .........................          21          64         109         236
Global Growth V.I. Fund .................................          24          73         125         268
Global Allocation V.I. Fund .............................          22          69         118         254
High Current Income V.I. Fund ...........................          21          64         110         237
Large Cap Growth V.I. Fund ..............................          26          81         139         294
Large Cap Core V.I. Fund ................................          20          62         107         232
Small Cap Value V.I. Fund ...............................          23          72         123         263
Utilities and Telecommunications V.I. Fund ..............          22          68         116         250

Mercury Variable Trust
Mercury International Value V.I. Fund ...................          25          77         132         281

Alliance Variable Products Series Fund, Inc. ............
Global Dollar Government Portfolio ......................          24          75         129         275
Growth Portfolio (Class B) ..............................          26          80         137         290
Growth and Income Portfolio (Class B) ...................          24          74         127         272
High-Yield Portfolio ....................................          24          75         129         275
Premier Growth Portfolio ................................          25          78         133         284
Quasar Portfolio ........................................          24          75         129         275
AllianceBernstein Real Estate Investment Portfolio ......          24          75         129         275
Technology Portfolio ....................................          26          79         135         288
Total Return Portfolio ..................................          23          70         120         257
U.S. Government/High Grade Securities Portfolio (Class B)          26          81         138         293
Worldwide Privatization Portfolio .......................          24          75         129         275


The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options


Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.


We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Their Portfolios

Merrill Lynch Variable Series Fund, Inc.

Basic Value V.I. Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.

Domestic Money Market V.I. Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

Global Growth V.I. Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The Global Growth Focus Fund should be considered a long-term investment and a vehicle for diversification and not as a balanced investment program.

Global Allocation V.I. Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

High Current Income V.I. Fund seeks to obtain a high level of current income. Secondarily, capital appreciation to the extent consistent with the foregoing objective. It invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as ("junk bonds"). Because investment in such securities entails relatively greater risk of loss of income or principal, an investment in this portfolio may not be appropriate as the exclusive investment to fund a contract. In an effort to minimize risk, the High Current Income Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect it from widespread defaults during periods of sustained economic downturn.

Large Cap Growth V.I. Fund seeks current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests primarily in common stocks of U.S. companies. At least 65% of these will be large cap companies - that is, those with market capitalizations of $5 billion or more. Normally, the Portfolio invests at least 80% of its total assets in stocks that pay dividends. The Portfolio may also invest up to 10% of its total assets in foreign securities. In selecting securities, the Portfolio emphasizes those securities that Portfolio management believes to be undervalued or have good prospects for earnings growth. (This Portfolio is closed to new purchases and is in the process of terminating.)

Large Cap Core V.I. Fund seeks to attain high total investment return by creating a portfolio that produces a high total return while maintaining a low level of volatility when equity markets are declining.

Small Cap Value V.I. Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies that management believes have special investment value, regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.

Utility and Telecommunication V.I. Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

Mercury Variable Trust

Mercury International Value V.I. Fund - seeks current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests primarily in stocks of companies in developed countries located outside the U.S.

Alliance Variable Product Series Fund, Inc.

Global Dollar Government Portfolio seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio (Class B) seeks high current income consistent with preservation of capital.

Worldwide Privatization Portfolio seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

The Merrill Lynch Variable Series Fund, Mercury Variable Trust and Alliance Variable Products Series Fund, Inc. are mutual funds registered with the SEC. They may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These fund prospectuses are attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                                                                                       Annual Charge
                                                                                        -----------
           Annual Ratchet Plan.................................................            0.10%

           Equity Assurance Plan

                   Owner's
                 Attained Age
                  ----------
                     0-59.....................................................             0.07%
                     60+.......................................................            0.20%

           Estate Benefit Payment..............................................            0.20%

           Accidental Death Benefit............................................            0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year                    1         2         3          4         5         6          7      Thereafter
- -----------                    ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge...........    6%        6%        5%         5%        4%        3%         2%         None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the various portfolio prospectus and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

            o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

            o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

            o     hernia;

            o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

            o     declared or undeclared war or any act thereof; or

            o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

      o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

      o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

      o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

      o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

      o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

      o     Individual Retirement Annuities ("IRAs");

      o     Roth IRAs;

      o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

      o     Keogh Plans; and

      o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits


In the opinion of American International Life Assurance Company of New York, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.


Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Financial statements of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 870-1453 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)


                                                2001           2000            1999            1998            1997         1996
                                         -------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUND
BASIC VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                       14.13           12.72           10.65             N/A             N/A           N/A
       End of Period                             14.52           14.13           12.72           10.65             N/A           N/A
     Accum Units o/s @ end of period          5,480.88        5,486.36        5,491.85              --             N/A           N/A
DOMESTIC MONEY MARKET FUND
     Accumulation Unit Value
       Beginning of Period                       11.28           10.79           10.43             N/A             N/A           N/A
       End of Period                             11.55           11.28           10.79           10.43             N/A           N/A
     Accum Units o/s @ end of period                 -              --              --              --             N/A           N/A
GLOBAL GROWTH FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                       10.89           12.99             N/A             N/A             N/A           N/A
       End of Period                              8.26           10.89           12.99             N/A             N/A           N/A
     Accum Units o/s @ end of period          1,187.10        1,188.29        1,189.48             N/A             N/A           N/A
GLOBAL STRATEGY FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                       11.44           12.84           10.73             N/A             N/A           N/A
       End of Period                             10.28           11.44           12.84           10.73             N/A           N/A
     Accum Units o/s @ end of period          3,706.13        3,709.84        3,713.55              --             N/A           N/A
HIGH CURRENT INCOME FUND
     Accumulation Unit Value
       Beginning of Period                        9.05            9.88            9.45             N/A             N/A           N/A
       End of Period                              9.28            9.05            9.88            9.45             N/A           N/A
     Accum Units o/s @ end of period          3,062.32        3,065.38        3,068.45              --             N/A           N/A
QUALITY EQUITY FUND
     Accumulation Unit Value
       Beginning of Period                       13.31           14.97           11.55             N/A             N/A           N/A
       End of Period                             12.15           13.31           14.97           11.55             N/A           N/A
     Accum Units o/s @ end of period            955.97          956.93          957.89              --             N/A           N/A
SMALL CAP VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                       13.07           11.55            8.73             N/A             N/A           N/A
       End of Period                             16.73           13.07           11.55            8.73             N/A           N/A
     Accum Units o/s @ end of period                 -              --              --              --             N/A           N/A
UTILITIES & TELECOMMUNICATIONS FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                       14.70           15.33           13.80             N/A             N/A           N/A
       End of Period                             12.47           14.70           15.33           13.80             N/A           N/A
     Accum Units o/s @ end of period                 -              --              --              --             N/A           N/A
MERCURY HW VARIABLE TRUST
INTERNATIONAL VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       11.07           10.91             N/A             N/A             N/A           N/A
       End of Period                              9.50           11.07           10.91             N/A             N/A           N/A
     Accum Units o/s @ end of period          2,035.14              --              --             N/A             N/A           N/A
LOW DURATION VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                       10.07             N/A             N/A             N/A           N/A
       End of Period                                             10.66           10.07             N/A             N/A           N/A
     Accum Units o/s @ end of period                                --              --             N/A             N/A           N/A
MERCURY ASSET MANAGEMENT MASTER TRUST
U.S. LARGE CAP FUND
     Accumulation Unit Value
       Beginning of Period                        9.92           11.98             N/A             N/A             N/A           N/A
       End of Period                              8.88            9.92           11.98             N/A             N/A           N/A
     Accum Units o/s @ end of period                 -              --              --             N/A             N/A           N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       17.54           15.59           12.54           16.24           14.55         11.81
       End of Period                             18.91           17.54           15.59           12.54           16.24         14.55
     Accum Units o/s @ end of period        104,669.97      111,186.16      111,574.88      145,266.04      179,585.93     76,451.58
GROWTH PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                       30.98           38.20             N/A             N/A             N/A           N/A
       End of Period                             23.33           30.98           38.20             N/A             N/A           N/A
     Accum Units o/s @ end of period         73,965.26       36,170.78        7,156.89             N/A             N/A           N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                       35.31           31.52             N/A             N/A             N/A           N/A
       End of Period                             34.87           35.31           31.52             N/A             N/A           N/A
     Accum Units o/s @ end of period        112,352.69       39,462.34       17,241.24             N/A             N/A           N/A
HIGH YIELD PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        8.79            9.40            9.78           10.30             N/A           N/A
       End of Period                              8.93            8.79            9.40            9.78           10.30           N/A
     Accum Units o/s @ end of period        205,170.96      250,504.53      311,807.12      161,632.20        4,116.47           N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       38.15           46.37           35.54           24.36           18.45         15.25
       End of Period                             31.14           38.15           46.37           35.54           24.36         18.45
     Accum Units o/s @ end of period      1,612,696.67    2,088,447.24    2,092,120.32    1,758,411.11    1,441,993.79  1,026,432.81
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       12.46           13.46           11.66           12.38           10.58         10.00
       End of Period                             10.72           12.46           13.46           11.66           12.38         10.58
     Accum Units o/s @ end of period        718,113.71      866,069.80      756,712.16      902,341.60      629,523.13    179,808.73
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       11.35            9.09            9.71           12.16             N/A           N/A
       End of Period                             12.40           11.35            9.09            9.71           12.16           N/A
     Accum Units o/s @ end of period        216,931.09      217,027.19      191,461.45      200,970.16      184,436.41           N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       24.78           32.02           18.48           11.44           10.90         10.00
       End of Period                             18.27           24.78           32.02           18.48           11.44         10.90
     Accum Units o/s @ end of period      1,537,916.21    1,927,579.02    1,399,804.13      959,429.79    1,033,596.21    431,529.41
TOTAL RETURN PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       21.71           19.56           18.62           16.14           13.52         11.90
       End of Period                             21.89           21.71           19.56           18.62           16.14         13.52
     Accum Units o/s @ end of period        712,271.45      585,294.73      521,657.49      558,929.44      568,896.78    455,709.19
U.S. GOVERNMENT/HIGH GRADE SECURITIES
   PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                        13.81          12.63             N/A             N/A             N/A           N/A
       End of Period                              14.65          13.81           12.63             N/A             N/A           N/A
     Accum Units o/s @ end of period          10,513.33      23,248.02        7,289.12             N/A             N/A           N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       18.26           24.04           15.35           14.04           12.86         11.01
       End of Period                             14.89           18.26           24.04           15.35           14.04         12.86
     Accum Units o/s @ end of period        350,202.20      493,898.77      520,828.28      495,811.65      495,269.51    224,339.58

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                   (continued)

                                                 1995           1994        1993       1992
                                           ----------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUND
BASIC VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
DOMESTIC MONEY MARKET FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
GLOBAL GROWTH FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
GLOBAL STRATEGY FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
HIGH CURRENT INCOME FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
QUALITY EQUITY FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
SMALL CAP VALUE FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
UTILITIES & TELECOMMUNICATIONS FOCUS FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
MERCURY HW VARIABLE TRUST
INTERNATIONAL VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
LOW DURATION VIP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
MERCURY ASSET MANAGEMENT MASTER TRUST
U.S. LARGE CAP FUND
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       9.73           10.00        N/A        N/A
       End of Period                            11.81            9.73        N/A        N/A
     Accum Units o/s @ end of period        16,171.63        5,958.18        N/A        N/A
GROWTH PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
HIGH YIELD PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      10.66           10.00        N/A        N/A
       End of Period                            15.25           10.66        N/A        N/A
     Accum Units o/s @ end of period       420,662.68      108,111.20        N/A        N/A
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        N/A             N/A        N/A        N/A
       End of Period                              N/A             N/A        N/A        N/A
     Accum Units o/s @ end of period              N/A             N/A        N/A        N/A
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        N/A             N/A        N/A        N/A
       End of Period                              N/A             N/A        N/A        N/A
     Accum Units o/s @ end of period              N/A             N/A        N/A        N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                        N/A             N/A        N/A        N/A
       End of Period                              N/A             N/A        N/A        N/A
     Accum Units o/s @ end of period              N/A             N/A        N/A        N/A
TOTAL RETURN PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                       9.75           10.00        N/A        N/A
       End of Period                            11.90            9.75        N/A        N/A
     Accum Units o/s @ end of period       121,094.82        4,871.12        N/A        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
   PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                        N/A           N/A          N/A        N/A
       End of Period                              N/A           N/A          N/A        N/A
     Accum Units o/s @ end of period              N/A           N/A          N/A        N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      10.05           10.00        N/A        N/A
       End of Period                            11.01           10.05        N/A        N/A
     Accum Units o/s @ end of period        62,769.30        6,357.69        N/A        N/A

================================================================================
                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION


    American International Life Assurance Company of New York
    Independent Accountants
    Legal Counsel
    Distributor
    Potential Conflicts


CALCULATION OF PERFORMANCE DATA

    Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
    Total Return Quotations
    Non-Standardized Performance Data
    Tax Deferred Accumulation

ANNUITY PROVISIONS

    Variable Annuity Payments
    Annuity Unit Value
    Net Investment Factor
    Additional Provisions

FINANCIAL STATEMENTS

                        PARADIGM VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.


                                   May 1, 2002


================================================================================
1. PARADIGM VARIABLE ANNUITY
================================================================================


This variable annuity contract is between you and American International Life Assurance Company of New York. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the 13 variable investment options provided by Brinson Advisors, Inc., and Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.


The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;

      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and

      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

================================================================================
4. INVESTMENT OPTIONS
================================================================================


You may allocate money to the following variable investment portfolios of Brinson Series Trust or Alliance Variable Products Series Fund, Inc.

        Brinson Series Trust
        (managed by Brinson Advisors, Inc.)


        Tactical Allocation Portfolio

        Alliance Variable Products Series Fund, Inc.
        (managed by Alliance Capital Management L.P.)


        Global Bond Portfolio
        Growth Portfolio
        Growth and Income Portfolio
        High Yield Portfolio
        International Portfolio
        Money Market Portfolio
        Premier Growth Portfolio
        Quasar Portfolio
        AllianceBernstein Real Estate Investment Portfolio
        Technology Portfolio
        Total Return Portfolio
        U.S. Government/High Grade Securities Portfolio (Class B)


The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in one of two dollar cost averaging programs. (The 6-month DCA may not yet be available in your state. Please contact your financial representative for more information.)

================================================================================
5. EXPENSES
================================================================================

Each year we deduct a $30 contract maintenance fee from your Contract Value. This fee is waived if the value of your contract is at least $50,000. We also deduct insurance charges on a daily basis equal to 1.40% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative charge of 0.15%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.


As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.67% to 1.14%.


If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

Premium Year                  1         2         3          4         5         6          7      Thereafter
- -----------                  ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge.........    6%        6%        5%         5%        4%        3%         2%          0%

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.01%, including all optional benefit charges and the $30 contract maintenance fee. We converted the contract maintenance fee to a percentage using an assumed contract size of $50,000. The actual impact of this charge on your contract may differ from this percentage. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2000. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest $1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and
(2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund           Total Annual       Total Annual  Total        Total Expenses at   Total Expenses at
                                                 Insurance Charges  Portfolio     Annual       the end of 1 year   the end of 10
                                                                    Charges       Charges                          years
====================================================================================================================================
    Global Bond Portfolio                         2.01%             1.07%         3.08%        85                  339
===============================================================================================================================
    Growth Portfolio                              2.01%             0.85%         2.86%        83                  319
------------------------------------------------------------------------------------------------------------------------------------
    Growth and Income Portfolio                   2.01%             0.67%         2.68%        81                  301
-------------------------------------------------------------------------------------------------------------------------------
    High Yield Portfolio                          2.01%             0.95%         2.96%        84                  328
-------------------------------------------------------------------------------------------------------------------------------
    International Portfolio                       2.01%             0.95%         2.96%        84                  328
-------------------------------------------------------------------------------------------------------------------------------
    Money Market Portfolio (Class B)              2.01%             0.90%         2.91%        83                  323
-------------------------------------------------------------------------------------------------------------------------------
    Premier Growth Portfolio                      2.01%             1.04%         3.05%        85                  336
-------------------------------------------------------------------------------------------------------------------------------
    Quasar Portfolio                              2.01%             0.95%         2.96%        84                  328
-------------------------------------------------------------------------------------------------------------------------------
    Alliance Bernstein Real Estate Investment
      Portfolio                                   2.01%             0.95%         2.96%        84                  328
-------------------------------------------------------------------------------------------------------------------------------
   Technology Portfolio                           2.01%             1.08%         3.09%        85                  340
-------------------------------------------------------------------------------------------------------------------------------
   Total Return Portfolio                         2.01%             0.78%         2.79%        82                  312
-------------------------------------------------------------------------------------------------------------------------------
   U.S. Government/High Grade Portfolio
     (Class B)                                    2.01%             1.14%         3.15%        86                  346
-------------------------------------------------------------------------------------------------------------------------------
Brinson Series Trust (Class H)
===============================================================================================================================
    Tactical Allocation Portfolio                 2.01%             0.67%         2.68%        81                  301
-------------------------------------------------------------------------------------------------------------------------------


---------
For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender. Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges, the contract maintenance fee, and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.


                             SUMMARY OF PERFORMANCE

                                             2001      2000      1999      1998       1997      1996      1995       1994      1993
                                             ----      ----      ----      ----       ----      ----      ----       ----      ----
Brinson Series Trust (Class H)
Tactical Allocation
  Portfolio .............................  -13.68%    -3.30%    16.87%       N/A       N/A       N/A        N/A        N/A      N/A
Alliance Variable Products Series Fund,
Inc. Growth Subaccount ..................  -24.78%   -18.95%    32.60%    26.94%    28.21%    26.70%     33.37%       N/A       N/A
Growth and Income Subaccount ............   -1.31%    11.96%     9.82%    19.21%    27.01%    22.36%     33.90%    (1.77%)   10.17%
International Subaccount.................  -22.50%   -21.03%    38.29%    11.45%     1.89%     5.75%      8.34%     5.21%       N/A
Money Market Subaccount (Class B)........   -1.81%     4.12%     3.22%     3.52%     3.65%     3.23%      3.55%     1.85%       N/A
Premier Growth Subaccount ...............  -18.43%   -17.79%    30.48%    45.92%    32.00%    20.99%     43.31%    (4.62%)      N/A
Quasar Subaccount........................  -14.04%    -7.45%    15.45%    (5.82%)   16.95%       N/A        N/A       N/A       N/A
AllianceBernstein Real Estate
  Investment Subaccount..................    9.18%    24.88%    (6.43%)  (20.13%)      N/A       N/A        N/A       N/A       N/A
Technology Subaccount ...................  -26.34%   -22.67%    73.27%    61.51%     4.99%       N/A        N/A       N/A       N/A
U.S. Government/High Grade Securities
  Subaccount (Class B)...................    6.74%     9.25%    (3.81%)    6.71%     7.17%     1.11%     17.60%    (5.36%)      N/A
Global Bond Subaccount ..................   -1.73%    -0.29%    -7.42%    12.53%    -0.73%     4.73%     23.02%    -6.55%    10.41%
High Yield Subaccount ...................    1.54%    -6.24%    -4.23%    -5.03%       N/A       N/A        N/A       N/A       N/A
Total Return Subaccount .................    0.78%    10.91%     5.05%    15.36%    19.43%    13.56%     21.96%       N/A       N/A

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

            o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

            o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

            o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

            o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

            o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

            o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option. The 6-month dollar cost averaging program may not be available in all states.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates during the quarter. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:


        American International Life Assurance Company of New York
        c/o Delaware Valley Financial Services
        P.O. Box 3031
        Berwyn, PA 19312-0031
        1-800-728-7819

                                   PROSPECTUS

                            PARADIGM VARIABLE ANNUITY

                                    issued by


           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK


                                   through its


                               VARIABLE ACCOUNT A


This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.


The contract has 14 investment options to which you can allocate your money -- 13 variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Brinson Series Trust or the Alliance Variable Products Series Fund, Inc.

        Brinson Series Trust
        (managed by Brinson Advisors, Inc.)

        Tactical Allocation Portfolio

        Alliance Variable Products Series Fund, Inc.
        (managed by Alliance Capital Management L.P.)

        Global Bond Portfolio
        Growth Portfolio
        Growth and Income Portfolio (Class B)
        High Yield Portfolio
        International Portfolio
        Money Market Portfolio
        Premier Growth Portfolio
        Quasar Portfolio
        AllianceBernstein Real Estate Investment Portfolio
        Technology Portfolio
        Total Return Portfolio
        U.S. Government/High Grade Securities Portfolio (Class B)

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 728-7819 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                   May 1, 2002

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS ...............................................................    3

FEE TABLES ................................................................    4

CONDENSED FINANCIAL INFORMATION ...........................................    8

THE CONTRACT ..............................................................    8

INVESTMENT OPTIONS ........................................................   11

CHARGES AND DEDUCTIONS ....................................................   13

ACCESS TO YOUR MONEY ......................................................   15

ANNUITY PAYMENTS ..........................................................   17

DEATH BENEFIT .............................................................   18

PERFORMANCE ...............................................................   22

TAXES .....................................................................   23

OTHER INFORMATION .........................................................   27

FINANCIAL STATEMENTS ......................................................   28

APPENDIX -- CONDENSED FINANCIAL INFORMATION ...............................   29

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ..................   30

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit -- An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant -- The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date -- The date on which annuity payments begin.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the date we issued your contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year -- Each period of twelve months commencing with the date we issued your contract.

Premium Year -- Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date -- Each day that the New York Stock Exchange is open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load ........................................................        None
Surrender Charge (as a percentage of premium surrendered)
  Premium Year 1 ..................................................          6%
  Premium Year 2 ..................................................          6%
  Premium Year 3 ..................................................          5%
  Premium Year 4 ..................................................          5%
  Premium Year 5 ..................................................          4%
  Premium Year 6 ..................................................          3%
  Premium Year 7 ..................................................          2%
  Thereafter ......................................................        None
Transfer Fee
First 12 Per Contract Year ........................................        None
  Thereafter ......................................................         $10
Contract Maintenance Fee (waived if Contract Value
  is $50,000 or greater) ..........................................      $30/yr
Standard Variable Account Annual Expenses
  (as a percentage of average account value)
    Mortality and Expense Risk Charge .............................       1.25%
    Administrative Charge .........................................       0.15%
                                                                         ------
  Total Standard Variable Account Annual Expenses .................       1.40%
Optional Variable Account Annual Expenses
  (as a percentage of average account value)
    Annual Ratchet Plan ...........................................       0.10%
    Equity Assurance Plan
      Attained Age 0-59 ...........................................       0.07%
      Attained Age 60+ ............................................       0.20%
    Estate Benefit Payment ........................................       0.20%
    Accidental Death Benefit ......................................       0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)


Chart #2
-----------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund                Management         Other          12b-1 Fees         Total Annual
                                                      Fees               Expenses                          Portfolio
                                                                                                           Expenses
=======================================================================================================================
    Global Bond Portfolio                             0.65%              0.42%          0.00%              1.07%
=======================================================================================================================
    Growth Portfolio                                  0.75%              0.10%          0.00%              0.85%
-----------------------------------------------------------------------------------------------------------------------
    Growth and Income Portfolio                       0.63%              0.04%          0.00%              0.67%
-----------------------------------------------------------------------------------------------------------------------
    High Yield Portfolio                              0.49%              0.46%          0.00%              0.95%
-----------------------------------------------------------------------------------------------------------------------
    International Portfolio                           0.61%              0.34%          0.00%              0.95%
-----------------------------------------------------------------------------------------------------------------------
    Money Market Portfolio (Class B)                  0.50%              0.15%          0.25%              0.90%
-----------------------------------------------------------------------------------------------------------------------
    Premier Growth Portfolio                          1.00%              0.04%          0.00%              1.04%
-----------------------------------------------------------------------------------------------------------------------
    Quasar Portfolio                                  0.82%              0.13%          0.00%              0.95%
-----------------------------------------------------------------------------------------------------------------------
    Alliance Bernstein Real Estate Investment
      Portfolio                                       0.58%              0.37%          0.00%              0.95%
-----------------------------------------------------------------------------------------------------------------------
   Technology Portfolio                               1.00%              0.08%          0.00%              1.08%
-----------------------------------------------------------------------------------------------------------------------
   Total Return Portfolio                             0.63%              0.15%          0.00%              0.78%
-----------------------------------------------------------------------------------------------------------------------
    U.S. Government/High Grade Portfolio (Class B)
                                                      0.60%              0.29%          0.25%              1.14%
-----------------------------------------------------------------------------------------------------------------------
Brinson Series Trust (Class H)
=======================================================================================================================
    Tactical Allocation Portfolio                     0.50%              0.22%          0.00%              0.67%
-----------------------------------------------------------------------------------------------------------------------

-----------
(1) Other expenses are based on the expenses outlined in the financial statements for the Brinson Series Trust and the prospectus for the Alliance Variable Product Series Funds, Inc.
(2) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 2001, were as follows:

      High Yield Portfolio .....................................     1.51%
      International Portfolio ..................................     1.44%
      Quasar Portfolio .........................................     1.16%
      AllianceBernstein Real Estate Investment Portfolio .......     1.39%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

If you surrender after:


-------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund                1 Year       3 Years        5 Years      10 Years
=======================================================================================================
    Global Bond Portfolio                             85           140            198          339
=======================================================================================================
    Growth Portfolio                                  83           134            187          319
-------------------------------------------------------------------------------------------------------
    Growth and Income Portfolio                       81           128            178          301
-------------------------------------------------------------------------------------------------------
    High Yield Portfolio                              84           137            192          328
-------------------------------------------------------------------------------------------------------
    International Portfolio                           84           137            192          328
-------------------------------------------------------------------------------------------------------
    Money Market Portfolio (Class B)                  83           135            189          323
-------------------------------------------------------------------------------------------------------
    Premier Growth Portfolio                          85           139            196          336
-------------------------------------------------------------------------------------------------------
    Quasar Portfolio                                  84           137            192          328
-------------------------------------------------------------------------------------------------------
    Alliance Bernstein Real Estate Investment         84           137            192          328
      Portfolio
-------------------------------------------------------------------------------------------------------
   Technology Portfolio                               85           140            198          340
-------------------------------------------------------------------------------------------------------
   Total Return Portfolio                             82           132            183          312
-------------------------------------------------------------------------------------------------------
    U.S. Government/High Grade Portfolio (Class B)    86           142            201          346
-------------------------------------------------------------------------------------------------------
Brinson Series Trust (Class H)
=======================================================================================================
    Tactical Allocation Portfolio                     81           128            178          301
-------------------------------------------------------------------------------------------------------


If you annuitize or do not surrender after:


-------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund                1 Year        3 Years       5 Years      10 Years
=======================================================================================================
    Global Bond Portfolio                             31            95            162          339
=======================================================================================================
    Growth Portfolio                                  29            89            151          319
-------------------------------------------------------------------------------------------------------
    Growth and Income Portfolio                       27            83            142          301
-------------------------------------------------------------------------------------------------------
    High Yield Portfolio                              30            92            156          328
-------------------------------------------------------------------------------------------------------
    International Portfolio                           30            92            156          328
-------------------------------------------------------------------------------------------------------
    Money Market Portfolio (Class B)                  29            90            153          323
-------------------------------------------------------------------------------------------------------
    Premier Growth Portfolio                          31            94            160          336
-------------------------------------------------------------------------------------------------------
    Quasar Portfolio                                  30            92            156          328
-------------------------------------------------------------------------------------------------------
    Alliance Bernstein Real Estate Investment         30            92            156          328
      Portfolio
-------------------------------------------------------------------------------------------------------
   Technology Portfolio                               31            95            162          340
-------------------------------------------------------------------------------------------------------
   Total Return Portfolio                             28            87            147          312
-------------------------------------------------------------------------------------------------------
    U.S. Government/High Grade Portfolio (Class B)    32            97            165          346
-------------------------------------------------------------------------------------------------------
Brinson Series Trust (Class H)
=======================================================================================================
    Tactical Allocation Portfolio                     27            83            142          301
-------------------------------------------------------------------------------------------------------

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

If you surrender after:


-------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund                1 Year       3 Years        5 Years      10 Years
=======================================================================================================
    Global Bond Portfolio                             80           124            171          287
=======================================================================================================
    Growth Portfolio                                  77           117            160          265
-------------------------------------------------------------------------------------------------------
    Growth and Income Portfolio                       76           112            150          246
-------------------------------------------------------------------------------------------------------
    High Yield Portfolio                              78           120            165          275
-------------------------------------------------------------------------------------------------------
    International Portfolio                           78           120            165          275
-------------------------------------------------------------------------------------------------------
    Money Market Portfolio (Class B)                  78           119            162          270
-------------------------------------------------------------------------------------------------------
    Premier Growth Portfolio                          79           123            169          284
-------------------------------------------------------------------------------------------------------
    Quasar Portfolio                                  78           120            165          275
-------------------------------------------------------------------------------------------------------
    Alliance Bernstein Real Estate Investment         78           120            165          275
      Portfolio
-------------------------------------------------------------------------------------------------------
   Technology Portfolio                               80           124            171          288
-------------------------------------------------------------------------------------------------------
   Total Return Portfolio                             77           115            156          257
-------------------------------------------------------------------------------------------------------
    U.S. Government/High Grade Portfolio (Class B)    80           126            174          293
-------------------------------------------------------------------------------------------------------
Brinson Series Trust (Class H)
=======================================================================================================
    Tactical Allocation Portfolio                     76           112            150          246
-------------------------------------------------------------------------------------------------------


If you annuitize or do not surrender after:


-------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund                1 Year        3 Years       5 Years      10 Years
=======================================================================================================
    Global Bond Portfolio                             26            79            135          287
=======================================================================================================
    Growth Portfolio                                  23            72            124          265
-------------------------------------------------------------------------------------------------------
    Growth and Income Portfolio                       22            67            114          246
-------------------------------------------------------------------------------------------------------
    High Yield Portfolio                              24            75            129          275
-------------------------------------------------------------------------------------------------------
    International Portfolio                           24            75            129          275
-------------------------------------------------------------------------------------------------------
    Money Market Portfolio (Class B)                  24            74            126          270
-------------------------------------------------------------------------------------------------------
    Premier Growth Portfolio                          25            78            133          284
-------------------------------------------------------------------------------------------------------
    Quasar Portfolio                                  24            75            129          275
-------------------------------------------------------------------------------------------------------
    Alliance Bernstein Real Estate Investment         24            75            129          275
      Portfolio
-------------------------------------------------------------------------------------------------------
   Technology Portfolio                               26            79            135          288
-------------------------------------------------------------------------------------------------------
   Total Return Portfolio                             23            70            120          257
-------------------------------------------------------------------------------------------------------
    U.S. Government/High Grade Portfolio (Class B)    26            81            138          293
-------------------------------------------------------------------------------------------------------
Brinson Series Trust (Class H)
=======================================================================================================
    Tactical Allocation Portfolio                     22            67            114          246
=======================================================================================================


The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.01%, including all optional benefit charges and the contract maintenance fee. The second set of examples reflects expenses of the variable account in the amount of 1.46%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

In addition to the dollar cost averaging program described above, we also offer a six-month dollar cost averaging program that is available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for this program. You may not include existing Contract Value in the six-month dollar cost averaging program.

If you select this program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available only for the six-month dollar cost averaging program. Your contract value in the DCA account will earn interest at a rate guaranteed for six months from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to the program may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over a six-month period into portfolios you have selected. The minimum monthly amount that can be transferred from the DCA account is one-sixth of the premium allocated to it. You may not change the amount or frequency of transfers under this program.

The interest rate credited to the DCA account may be different from the interest rate credited to the guaranteed option. If the six-month dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the guaranteed account option.

The six-month dollar cost averaging program may not be available in your state. Please contact us for more information.

There is no charge for either dollar cost averaging program. In addition, your periodic transfers under either dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly or quarterly basis and will occur on the last business day of the applicable period. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options


Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.


We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Their Portfolios


The Brinson Series Trust and The Alliance Variable Products Series Fund, Inc. are mutual funds registered with the SEC. They may have additional portfolios that are not available under the contract.


You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.


Brinson Series Trust (Class H)


Tactical Allocation Portfolio - allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


Growth Portfolio seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio (Class B) seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio seeks growth of capital. Current income is incidental to the portfolio's objective.

U.S. Government/High Grade Securities Portfolio seeks high current income consistent with preservation of capital.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

                                                                                       Annual Charge
                                                                                        -----------
           Annual Ratchet Plan.................................................            0.10%

           Equity Assurance Plan

                   Owner's
                 Attained Age
                  ----------
                     0-59.....................................................             0.07%
                     60+.......................................................            0.20%

           Estate Benefit Payment..............................................            0.20%

           Accidental Death Benefit............................................            0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year                    1         2         3          4         5         6          7      Thereafter
- -----------                    ---       ---       ---        ---       ---       ---        ---      --------
Surrender Charge...........    6%        6%        5%         5%        4%        3%         2%         None

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Contract Maintenance Fee

During the accumulation phase, we will deduct a contract maintenance fee of $30 from your contract on each Contract Anniversary. We will not increase this fee. It compensates us for the expenses incurred to establish and maintain your contract. If you surrender the entire value of your contract, the contract maintenance fee will be deducted prior to the surrender. During the income phase, we will pro rate the contract maintenance fee and deduct it from the annuity payments.

We do not deduct the contract maintenance fee if your Contract Value is $50,000 or more when the deduction is to be made.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the various portfolio prospectus and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Generally, surrenders are subject to a surrender charge, a contract maintenance fee and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers the three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 -- Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 -- Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 -- Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the death benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan. We will pay a death benefit equal to the greatest of:

      (1)   the Contract Value;

      (2) the greatest Contract Value at any seventh Contract Anniversary, plus any premium subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to the surrender.

The equity assurance plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

            o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of
                  (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

            o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

            o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1)   the Contract Value as of the date the death benefit is determined;
            or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

            o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

            o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

            o     hernia;

            o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

            o     declared or undeclared war or any act thereof; or

            o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

      o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

      o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

      o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

      o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

      o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

      o     Individual Retirement Annuities ("IRAs");

      o     Roth IRAs;

      o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

      o     Keogh Plans; and

      o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Charges for Optional Death Benefits

In the opinion of AIG Life Insurance Company, the optional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Financial statements of American International Life Assurance Company of New York and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 728-7819 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*

          (for an Accumulation Unit outstanding throughout the period)


                                              2001             2000           1999            1998           1997           1996
                                         -------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
BALANCED PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    13.21           13.16             N/A          N/A           N/A
       End of Period                                          13.15           13.21           13.16          N/A           N/A
     Accum Units o/s @ end of period                       3,050.36        2,831.56              --          N/A           N/A
GLOBAL INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    11.07           11.79             N/A          N/A           N/A
       End of Period                                          11.47           11.07           11.79          N/A           N/A
     Accum Units o/s @ end of period                       2,416.01        2,650.87              --          N/A           N/A
GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    26.58           20.14             N/A          N/A           N/A
       End of Period                                          21.22           26.58           20.14          N/A           N/A
     Accum Units o/s @ end of period                             --              --              --          N/A           N/A
GROWTH & INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    17.23           15.84             N/A          N/A           N/A
       End of Period                                          16.22           17.23           15.84          N/A           N/A
     Accum Units o/s @ end of period                       1,720.59          685.38              --          N/A           N/A
HIGH INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    13.06           12.56             N/A          N/A           N/A
       End of Period                                          10.93           13.06           12.56          N/A           N/A
     Accum Units o/s @ end of period                       5,243.48        3,026.51              --          N/A           N/A
SMALL CAP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    16.29           15.56             N/A          N/A           N/A
       End of Period                                          18.38           16.29           15.56          N/A           N/A
     Accum Units o/s @ end of period                             --              --              --          N/A           N/A
STRATEGIC INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                                    12.34           12.28             N/A          N/A           N/A
       End of Period                                          12.29           12.34           12.28          N/A           N/A
     Accum Units o/s @ end of period                             --              --              --          N/A           N/A
TACTICAL ALLOCATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      16.88         17.44           14.93             N/A          N/A           N/A
       End of Period                            14.58         16.88           17.44           14.93          N/A           N/A
     Accum Units o/s @ end of period        40,069.88     36,747.70       23,181.78              --          N/A           N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GROWTH PORTFOLIO (CLASS  B)
     Accumulation Unit Value
       Beginning of Period                      30.98         38.20             N/A             N/A          N/A           N/A
       End of Period                            23.33         30.98           38.20             N/A          N/A           N/A
     Accum Units o/s @ end of period        73,965.26     36,170.78        7,156.89             N/A          N/A           N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                      35.31         31.52             N/A             N/A          N/A           N/A
       End of Period                            34.87         35.31           31.52             N/A          N/A           N/A
     Accum Units o/s @ end of period       112,352.69     39,462.34       17,241.24             N/A          N/A           N/A
INTERNATIONAL PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      16.04         20.29           14.68           13.17          12.92         12.22
       End of Period                            12.28         16.04           20.29           14.68          13.17         12.92
     Accum Units o/s @ end of period       539,574.31    640,478.13      629,923.79      658,768.46     612,030.95    525,023.12
MONEY MARKET PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                      12.66         12.15             N/A             N/A          N/A           N/A
       End of Period                            12.90         12.66           12.15             N/A          N/A           N/A
     Accum Units o/s @ end of period       233,701.51     10,477.63          459.91             N/A          N/A           N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      38.15         46.37           35.54           24.36          18.45         15.25
       End of Period                            31.14         38.15           46.37           35.54          24.36         18.45
     Accum Units o/s @ end of period     1,612,696.67  2,088,447.24    2,092,120.32    1,758,411.11   1,441,993.79  1,026,432.81
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      12.46         13.46           11.66           12.38          10.58         10.00
       End of Period                            10.72         12.46           13.46           11.66          12.38         10.58
     Accum Units o/s @ end of period       718,113.71    866,069.80      756,712.16      902,341.60     629,523.13    179,808.73
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      11.35          9.09            9.71           12.16          N/A           N/A
       End of Period                            12.40         11.35            9.09            9.71          12.16         N/A
     Accum Units o/s @ end of period       216,931.09    217,027.19      191,461.45      200,970.16     184,436.41         N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                      24.78         32.02           18.48           11.44          10.90         10.00
       End of Period                            18.27         24.78           32.02           18.48          11.44         10.90
     Accum Units o/s @ end of period     1,537,916.21  1,927,579.02    1,399,804.13      959,429.79   1,033,596.21    431,529.41
U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                      13.81         12.63             N/A             N/A          N/A           N/A
       End of Period                            14.65         13.81           12.63             N/A          N/A           N/A
     Accum Units o/s @ end of period        10,513.33     23,248.02        7,289.12             N/A          N/A           N/A


                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                   (continued)

                                             1995       1994         1993         1992
                                         =============================================
MITCHELL HUTCHINS SERIES TRUST
BALANCED PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
GLOBAL INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
GROWTH & INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
HIGH INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
SMALL CAP PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
STRATEGIC INCOME PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
TACTICAL ALLOCATION PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GROWTH PORTFOLIO (CLASS  B)
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
GROWTH & INCOME PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                   N/A         N/A           N/A        N/A
       End of Period                         N/A         N/A           N/A        N/A
     Accum Units o/s @ end of period         N/A         N/A           N/A        N/A
INTERNATIONAL PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                    11.27       10.69        10.00      N/A
       End of Period                          12.22       11.27        10.69      N/A
     Accum Units o/s @ end of period     228,254.81  122,616.95    22,441.08      N/A
MONEY MARKET PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                    N/A        N/A           N/A        N/A
       End of Period                          N/A        N/A           N/A        N/A
     Accum Units o/s @ end of period          N/A        N/A           N/A        N/A
PREMIER GROWTH PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                    10.66       10.00        N/A        N/A
       End of Period                          15.25       10.66        N/A        N/A
     Accum Units o/s @ end of period     420,662.68  108,111.20        N/A        N/A
QUASAR PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                    N/A        N/A           N/A        N/A
       End of Period                          N/A        N/A           N/A        N/A
     Accum Units o/s @ end of period          N/A        N/A           N/A        N/A
REAL ESTATE INVESTMENT PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                    N/A        N/A           N/A        N/A
       End of Period                          N/A        N/A           N/A        N/A
     Accum Units o/s @ end of period          N/A        N/A           N/A        N/A
TECHNOLOGY PORTFOLIO
     Accumulation Unit Value
       Beginning of Period                    N/A        N/A           N/A        N/A
       End of Period                          N/A        N/A           N/A        N/A
     Accum Units o/s @ end of period          N/A        N/A           N/A        N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B)
     Accumulation Unit Value
       Beginning of Period                    N/A        N/A           N/A        N/A
       End of Period                          N/A        N/A           N/A        N/A
     Accum Units o/s @ end of period          N/A        N/A           N/A        N/A

================================================================================
                              TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION

    American International Life Assurance Company of New York
    Independent Accountants
    Legal Counsel
    Distributor
    Potential Conflicts

CALCULATION OF PERFORMANCE DATA

    Yield and Effective Yield Quotations for the Money Market Subaccount Yield Quotations for Other Subaccounts
    Total Return Quotations
    Non-Standardized Performance Data
    Tax Deferred Accumulation

ANNUITY PROVISIONS

    Variable Annuity Payments
    Annuity Unit Value
    Net Investment Factor
    Additional Provisions

FINANCIAL STATEMENTS

                               PROFILE PROSPECTUS

                                   MAY 1, 2002


                              INDIVIDUAL AND GROUP
                      SINGLE AND FLEXIBLE PURCHASE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A


This prospectus describes single and flexible purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus includes both single and flexible purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.


You can allocate your money among the eighteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest for flexible premium contracts and 4% for single premium contracts. The variable investment options are portfolios of the AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, and Van Eck Worldwide Insurance Trust.

      AIM Variable Insurance Funds
      (managed by A I M Advisors, Inc.)
      V.I. Capital Appreciation Fund
      V.I. International Growth Fund


      Alliance Variable Products Series Fund, Inc.
      (managed by Alliance Capital Management, L.P.)
      Global Bond Portfolio
      Growth Portfolio
      Growth and Income  Portfolio
      Premier Growth  Portfolio
      Quasar Portfolio
      Technology  Portfolio

      Dreyfus Variable Investment Fund
      (managed by The Dreyfus Corporation)
      Small Company Stock Portfolio

      Dreyfus Stock Index Fund
      (managed by The Dreyfus Corporation and Mellon Equity Corporation Associates)


      Fidelity Variable Insurance Products Fund
      (managed by Fidelity Management & Research Company)
      VIP Growth Portfolio
      VIP High Income Portfolio
      VIP Money Market  Portfolio
      VIP Asset Manager Portfolio
      VIP Contrafund Portfolio
      VIP Investment Grade Bond Portfolio


      Van Eck Worldwide Insurance Trust
      (managed by Van Eck Associates Corporation)
      Worldwide Emerging Markets Fund
      Worldwide Hard Assets Fund


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================
                               TABLE OF CONTENTS
================================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX  - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

================================================================================
                                  DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                  FEE TABLES
================================================================================

                          Owner Transaction Expenses

Sales Load.............................................................   None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
   Contribution Year 1................................................      6%
   Contribution Year 2................................................      5%
   Contribution Year 3................................................      4%
   Contribution Year 4................................................      3%
   Contribution Year 5................................................      2%
   Contribution Year 6................................................      1%
   Thereafter..........................................................   None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
   First 12 Per Contract Year..........................................   None
   Thereafter.........................................................     $10

Contract Maintenance Fee............................................... $30/yr

Variable Account Expenses (as a percentage of average account value)
   Mortality and Expense Risk Charge.................................... 1.25%
   Administrative Charge................................................ 0.15%
                                                                        =====
   Total Variable Account Annual Expenses............................... 1.40%

                            Annual Portfolio Expenses
                           After Waiver/Reimbursement


                                               Management       Other          Total
                                                  Fees        Expenses       Expenses
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                0.61%          0.24%         0.85%
AIM V.I. International Equity Fund                0.73%          0.32%         1.05%
Alliance Variable Products Series Fund(1)
Global Bond Portfolio                             0.65%          0.42%         1.07%
Growth Portfolio                                  0.75%          0.10%         0.85%
Growth and Income  Portfolio                      0.63%          0.04%         0.67%
Premier Growth  Portfolio                         1.00%          0.04%         1.04%
Quasar  Portfolio                                 0.82%          0.13%         0.95%
Technology  Portfolio                             1.00%          0.08%         1.08%
Dreyfus Variable Investment Fund(2)
Small Company Stock Portfolio                     0.75%          0.28%         1.03%
Dreyfus Stock Index Fund(2)                       0.25%          0.01%         0.26%
Fidelity Variable Insurance Products Fund(4)
VIP Growth  Portfolio(3)                          0.58%          0.07%         0.65%
VIP High Income Portfolio                         0.58%          0.12%         0.70%
VIP Money Market Portfolio(4)                     0.18%          0.10%         0.28%
Fidelity Variable Insurance Products Fund II(4)
VIP Asset Manager Portfolio                       0.53%          0.10%         0.63%
VIP Contrafund  Portfolio(3)                      0.58%          0.08%         0.64%
VIP Investment Grade Bond  Portfolio              0.43%          0.11%         0.54%
Van ck Worldwide Insurance Trust(5)
Worldwide Emerging Markets Fund                   1.00%          0.28%         1.28%
Worldwide Hard Assets Fund                        1.00%          0.15%         1.15%


(1) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 2001, were as follows:


            Quasar Portfolio        1.16%

(2) The figures are for the initial share class for the fiscal year ended December 31, 2001. Current or future expenses may be higher or lower than the figures. Please consult the underlying mutual fund prospectus for more complete information.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without these offsets, expenses would be

            Growth                                    0.68%
            High Income                               0.71%
            Asset Manager                             0.64%
            Contrafund                                0.68%

(5) Total annual expenses (excluding brokerage commissions, foreign taxes, and interest expenses) for the following portfolio before reimbursement by Van Eck Worldwide Insurance Trust's investment adviser for the year ended December 31, 2001, were as follows:


            Worldwide Emerging Markets Fund           1.30%
            Worldwide Hard Assets Fund                1.18%

Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                        If you withdraw after:

                                               1 Year    3 Years       5 Years      10 Years
                                               ------    -------       -------      --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund              $79        $111          $144          $265
AIM V.I. International Growth Fund               81         117           154           285
Alliance Variable Products Series Fund
Global Bond Portfolio                            81         117           155           287
Growth Portfolio                                 79         111           144           265
Growth and Income Portfolio                      77         106           135           246
Premier Growth Portfolio                         81         117           153           284
Quasar Portfolio                                 80         114           149           275
Technology Portfolio                             81         118           155           288
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                    81         116           153           283
Dreyfus Stock Index Fund                         73          94           114           203
VIP Growth Portfolio                             77         105           134           244
VIP High Income Portfolio                        77         107           137           249
VIP Money Market Portfolio                       73          94           116           205
VIP Asset Manager Portfolio                      77         105           133           242
VIP Contrafund Portfolio                         77         105           134           243
VIP Investment Grade Bond Portfolio              76         102           129           233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                  83         124           165           307
Worldwide Hard Assets Fund                       82         120           159           294



You would pay the following expenses on a $1,000 flexible purchase payment investment, assuming 5% growth:

                                                        If you withdraw after:

                                               1 Year    3 Years       5 Years      10 Years
                                               ------    -------       -------      --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund              $ 77        $108         $142         $265
AIM V.I. International Equity Fund                79         114          152          285
Alliance Variable Products Series Fund
Global Bond Portfolio                             80         115          153          287
Growth Portfolio                                  77         108          142          265
Growth and Income Portfolio                       76         103          132          246
Premier Growth Portfolio                          79         114          151          284
Quasar Portfolio                                  78         111          147          275
Technology Portfolio                              80         115          153          288
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                     79         114          151          283
Dreyfus Stock Index Fund                          71          90          111          203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                              75         102          131          244
VIP High Income Portfolio                         76         104          134          249
VIP Money Market Portfolio                        72          91          112          205
VIP Asset Manager Portfolio                       75         101          130          242
VIP Contrafund Portfolio                          75         102          131          243
VIP Investment Grade Bond Portfolio               74          99          126          233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                   82         121          163          307
Worldwide Hard Assets Fund                        80         117          157          294



You would pay the following expenses on a $1,000 single or flexible premium investment, assuming 5% growth:

                                                     If you annuitize or you do not withdraw after:

                                                       1 Year     3 Years    5 Years     10 Years
                                                       ------     -------    -------     --------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund                     $     23   $     72   $    124   $    265
AIM V.I. International Equity Fund                           25         78        134        285
Alliance Variable Products Series Fund
Global Bond Portfolio                                        26         79        135        287
Growth Portfolio                                             23         72        124        265
Growth and Income Portfolio                                  22         67        114        246
Premier Growth Portfolio                                     25         78        133        284
Quasar Portfolio                                             24         75        129        275
Technology Portfolio                                         26         79        135        288
Dreyfus Variable Investment Fund
Small Company Stock Portfolio                                25         78        133        283
Dreyfus Stock Index Fund                                     17         54         93        203
Fidelity Variable Insurance Products Fund
VIP Growth Portfolio                                         21         66        113        244
VIP High Income Portfolio                                    22         68        116        249
VIP Money Market Portfolio                                   18         55         94        205
VIP Asset Manager Portfolio                                  21         65        112        242
VIP Contrafund Portfolio                                     21         66        113        243
VIP Investment Grade Bond Portfolio                          20         63        108        233
Van Eck Worldwide Insurance Trust
Worldwide Emerging Markets Fund                              28         85        145        307
Worldwide Hard Assets Fund                                   26         81        139        294



The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                        CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the Appendix.

================================================================================
                                 THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract. If you own a flexible purchase payment contract, you may add purchase payments of $1,000 or more to your contract at any time during the accumulation phase.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options. We will allocate additional purchase payments for a flexible\ purchase payment contract in the same way unless you tell us otherwise.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts and twenty days for flexible purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

================================================================================
                              INVESTMENT OPTIONS
================================================================================

Variable Investment Options


Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.


We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust Funds are mutual funds registered with the SEC. Each one may have additional portfolios that are not available under the contract.

You should carefully read each fund's prospectus before investing. These prospectuses are attached to this prospectus and contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund seeks growth of capital.


AIM V.I. International Growth Fund seeks long-term  growth of capital.


Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

Growth Portfolio - seeks to provide long-term growth of capital. Current income is only an incidental consideration.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Technology Portfolio - seeks growth of capital and invests for capital appreciation, and only incidentally for current income.

Dreyfus Variable Investment Fund

Dreyfus Variable Investment Fund (Initial Shares)


Small Company Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Russell 2500(TM) Stock Index ("Russell 2500"). To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are those with market capitalizations ranging from $500 million to $5 billion at the time of purchase. However, since the portfolio can continue to hold its securities as their market capitalizations grow, a substantial portion of the portfolio's holdings can have market capitalizations in excess of $5 billion at any given time. Stocks are chosen through disciplined process-combining computer modeling techniques, fundamental analysis, and risk management. Consistency of returns and stability of the portfolio's share price compared to the Russell 2500 are primary goals of the investment process.

Dreyfus Stock Index Fund (Initial Shares) seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones.


Fidelity Variable Insurance Products Fund (Initial Class)

VIP Growth Portfolio seeks to increase the value of the portfolio's shares over the long term by investing in stocks with above-average growth potential.

VIP High Income Portfolio seeks a high level of current income by investing primarily in all types on income producing debt securities with emphasis on lower-quality securities. The subadivsers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Money Market Portfolio seeks to obtain income and share-price stability by investing in high-quality, short-term investments. The subadviser for this portfolio is Fidelity Investments Money Management, Inc., a wholly owned subsidiary of Fidelity Management & Research Company.

VIP Asset Manager(SM) Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Contrafund(R) Portfolio seeks to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public. The sub-adviser for this portfolio is Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

VIP Investment Grade Bond Portfolio seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.


Van Eck Worldwide Insurance Trust

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration. Hard Asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (1) precious metals, (2) natural resources, (3) real estate and (4) commodities.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                            CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:

- -------------------------------------------------------------------------------------
Contribution Year*          1       2      3       4       5      6      Thereafter
- -------------------------------------------------------------------------------------
Deferred Sales Charge       6%      5%     4%      3%      2%     1%         0%
- -------------------------------------------------------------------------------------

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for flexible purchase payment contracts on amounts up to 10% of purchase payments paid, less the amount of any prior withdrawals or for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Van Eck Worldwide Insurance Trust and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2) the total amount of purchase payments we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                             ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by withdrawing all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                               ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5.0% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                 DEATH BENEFIT
================================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

      (1) the total of all purchase payments less withdrawals;

      (2) the Contract Value; and

      (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

      (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

      (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================================
                                  PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                     TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                               OTHER INFORMATION
================================================================================


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================================
                             FINANCIAL STATEMENTS
================================================================================


Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================


                         CONDENSED FINANCIAL INFORMATION
                       AIL OLD PROFILE VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                      2001          2000          1999          1998          1997          1996
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. CAPITAL APPRECIATION FUND
      Accumulation Unit Value
         Beginning of Period                         14.17         16.13         11.31          9.61          N/A           N/A
         End of Period                               10.72         14.17         16.13         11.31          9.61          N/A
      Accum Units o/s @ end of period            44,333.06     49,079.73     29,393.04     21,744.22          N/A           N/A
AIM V.I. INTERNATIONAL EQUITY FUND
      Accumulation Unit Value
         Beginning of Period                         12.77         17.59         11.51         10.10          N/A           N/A
         End of Period                                9.63         12.77         17.59         11.51         10.10          N/A
      Accum Units o/s @ end of period            22,954.43     21,708.16     21,718.81     15,407.97          N/A           N/A
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         10.25         10.27         11.10          9.86          N/A           N/A
         End of Period                               10.08         10.25         10.27         11.10          9.86          N/A
      Accum Units o/s @ end of period               136.11      1,536.30      2,609.77     12,105.71          N/A           N/A
GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         19.87         24.43         18.42         14.51         11.32         10.00
         End of Period                               15.00         19.87         24.43         18.42         14.51         11.32
      Accum Units o/s @ end of period            73,234.42     90,246.42    116,430.54    119,280.85     90,206.81     13,718.81
GROWTH & INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         22.41         19.95         18.17         15.24         12.00         10.00
         End of Period                               22.17         22.41         19.95         18.17         15.24         12.00
      Accum Units o/s @ end of period           103,197.31    104,448.04    136,844.23    140,206.30     89,076.46     20,637.99
PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         16.41         19.94         15.29         10.48          N/A           N/A
         End of Period                               13.39         16.41         19.94         15.29         10.48          N/A
      Accum Units o/s @ end of period            24,800.96     42,733.80     54,294.71     43,782.56          N/A           N/A
QUASAR PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         12.14         13.11         11.35         12.05         10.31         10.00
         End of Period                               10.44         12.14         13.11         11.35         12.05         10.31
      Accum Units o/s @ end of period            12,971.46     13,749.48     21,811.17     31,501.86     37,619.77        674.25
TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         22.29         28.80         16.62         10.29          9.80         10.00
         End of Period                               16.43         22.29         28.80         16.62         10.29          9.80
      Accum Units o/s @ end of period            40,225.57     46,969.17     65,745.89     56,611.98     41,252.11      3,209.81
DREYFUS VARIABLE INVESTMENT FUND
SMALL COMPANY STOCK PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         11.42         10.67          9.79         10.55          N/A           N/A
         End of Period                               11.09         11.42         10.67          9.79         10.55          N/A
      Accum Units o/s @ end of period            20,698.57     29,093.94     22,441.86     13,506.34      2,092.78          N/A
DREYFUS STOCK INDEX FUND
      Accumulation Unit Value
         Beginning of Period                         19.77         22.10         18.58         14.70         11.21         10.00
         End of Period                               17.12         19.77         22.10         18.58         14.70         11.21
      Accum Units o/s @ end of period           170,684.23    199,237.82    178,957.20    135,697.21     75,214.94     17,836.33
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
VIP GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         20.06         22.85         16.86         12.26         10.07         10.00
         End of Period                               16.29         20.06         22.85         16.86         12.26         10.07
      Accum Units o/s @ end of period           201,501.78    231,985.55    217,583.76    171,928.72    114,594.66     23,774.76
VIP HIGH INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                          9.52         12.46         11.68         12.38         10.67         10.00
         End of Period                                8.29          9.52         12.46         11.68         12.38         10.67
      Accum Units o/s @ end of period            36,925.35     37,980.71     50,360.48     44,527.13     28,042.38      8,506.22
VIP MONEY MARKET PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         12.05         11.49         11.08         10.66         10.25         10.00
         End of Period                               12.38         12.05         11.49         11.08         10.66         10.25
      Accum Units o/s @ end of period           265,588.22    239,422.61    203,824.29    131,091.20     76,784.02    113,781.59
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         15.23         16.08         14.67         12.93         10.87         10.00
         End of Period                               14.40         15.23         16.08         14.67         12.93         10.87
      Accum Units o/s @ end of period            76,407.99     72,561.97     84,516.55     72,463.00     49,297.42      8,370.63
VIP II CONTRAFUND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         14.69         15.95         13.02         10.15          N/A           N/A
         End of Period                               12.71         14.69         15.95         13.02         10.15          N/A
      Accum Units o/s @ end of period            47,601.53     54,217.60     36,168.81     17,896.79          N/A           N/A
VIP II INVESTMENT GRADE BOND PORTFOLIO
      Accumulation Unit Value
         Beginning of Period                         12.94        11.80         12.09         11.27         10.48         10.00
         End of Period                               13.84        12.94         11.80         12.09         11.27         10.48
      Accum Units o/s @ end of period            45,499.34    43,178.98     45,932.23     51,222.19     18,202.66      2,615.29
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE EMERGING MARKETS FUND
      Accumulation Unit Value
         Beginning of Period                          6.82         11.90          6.03          9.28          N/A           N/A
         End of Period                                6.61          6.82         11.90          6.03          9.28          N/A
      Accum Units o/s @ end of period             2,108.15      1,483.67      1,076.74             -          N/A           N/A
WORLDWIDE HARD ASSETS FUND
      Accumulation Unit Value
         Beginning of Period                          9.33          8.49          7.12         10.45         10.78         10.00
         End of Period                                8.24          9.33          8.49          7.12         10.45         10.78
      Accum Units o/s @ end of period               973.15      3,121.16      1,690.70      2,959.21      9,786.43      4,646.11

* Funds were first invested in the portfolios as listed below:

AIM Variable Insurance Funds
           AIM V.I. Capital Appreciation Fund             May 5, 1993
           AIM V.I. International Equity Fund             May 2, 1993
           Alliance Variable Products Series Fund
           Global Bond Portfolio                          July 15, 1991
           Growth Portfolio                               September 15, 1994
           Growth and Income Portfolio                    January 14, 1991
           Premier Growth Portfolio                       June 26, 1992
           Quasar Portfolio                               August 5, 1996
           Technology Portfolio                           January 11, 1996
           Dreyfus Variable Investment Fund
           Small Company Stock Portfolio                  May 1, 1996
           Dreyfus Stock Index Fund                       September 29, 1989
           Fidelity Variable Insurance Products Fund
           VIP Growth Portfolio                           October 9, 1986
           VIP High Income Portfolio                      September 19, 1985
           VIP Money Market Portfolio                     April 1, 1982
           Fidelity Variable Insurance Products Fund II
           VIP II Asset Manager Portfolio                 September 6, 1989
           VIP II Contrafund Portfolio                    January 3, 1995
           VIP II Investment Grade Bond Portfolio         December 5, 1988
           Van Eck Worldwide Insurance Trust
           Worldwide Emerging Markets Fund                December 21, 1995
           Worldwide Hard Assets Fund                     September 1, 1989

================================================================================
                             TABLE OF CONTENTS OF
                    THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


GENERAL INFORMATION
       American International Life Assurance Company of New York
       Independent Accountants
       Legal Counsel
      Distributor


CALCULATION OF PERFORMANCE DATA
      Yield and Effective Yield Quotations for the
           Money Market Subaccount
      Yield Quotations for Other Subaccounts
      Total Return Quotations
      Non-Standardized Performance Data

ANNUITY PROVISIONS
      Variable Annuity Payments
      Annuity Unit Value
      Net Investment Factor
      Additional Provisions
      Variable Annuity Payments

FINANCIAL STATEMENTS

                               GALLERY PROSPECTUS

                                   MAY 1, 2002


                              INDIVIDUAL AND GROUP
                      SINGLE AND FLEXIBLE PURCHASE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
           AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A


This prospectus describes single and flexible purchase payment variable annuity contracts being offered to individuals and groups. The word "contract" as used in this prospectus includes both single and flexible purchase payment contracts, whether issued on an individual or group basis, as well as any certificate issued under a group contract. Please read this prospectus carefully before investing and keep it for future reference.

You can allocate your money among the sixteen variable investment options listed below and one fixed investment option. The fixed investment option is our guaranteed account which earns a minimum of 3% interest for flexible premium contracts and 4% for single premium contracts. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

      Alliance Variable Products Series Fund, Inc.
      (managed by Alliance Capital Management, L.P.)

      Global Bond Portfolio
      Global Dollar Government Portfolio
      Growth Portfolio
      Growth and Income Portfolio
      High-Yield Portfolio
      International Portfolio
      Money Market Portfolio

      Americas Government Income Portfolio

      Premier Growth Portfolio
      Quasar Portfolio
      AllianceBernstein Real Estate Investors Portfolio
      Technology Portfolio
      Total Return Portfolio
      U.S. Gov't High Grade Securities Portfolio
      AllianceBernstein Utility Income Portfolio
      Worldwide Privatization Portfolio

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York,
Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information which we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS

FEE TABLES

CONDENSED FINANCIAL INFORMATION

THE CONTRACT

INVESTMENT OPTIONS

CHARGES AND DEDUCTIONS

ACCESS TO YOUR MONEY

ANNUITY PAYMENTS

DEATH BENEFIT

PERFORMANCE

TAXES

OTHER INFORMATION

FINANCIAL STATEMENTS

APPENDIX - CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract. For single purchase payment contracts, Contribution Year and Contract Year are the same.

Contribution Year - Any period of twelve months commencing with the date we receive a purchase payment and ending on the same date in each succeeding twelve month period thereafter. As noted above, for single purchase payment contracts, Contribution Year and Contract Year are the same.

Owner - The person named as the owner in the contract or as later changed and who has all rights under the contract.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load............................................................      None

Deferred Sales Charge (as a percentage of purchase payment withdrawn)*
   Contribution Year 1................................................        6%
   Contribution Year 2................................................        5%
   Contribution Year 3................................................        4%
   Contribution Year 4................................................        3%
   Contribution Year 5................................................        2%
   Contribution Year 6................................................        1%
   Thereafter.........................................................      None

* For single purchase payment contracts Contribution Year and Contract Year are the same.

Transfer Fee:
   First 12 Per Contract Year.........................................      None
   Thereafter.........................................................       $10

Contract Maintenance Fee..............................................    $30/yr

Variable Account Expenses (as a percentage of average account value)
   Mortality and Expense Risk Charge..................................     1.25%
   Administrative Charge..............................................     0.15%
                                                                           =====
   Total Variable Account Annual Expenses.............................     1.40%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement

                                                          Management      Other         Total
                                                             Fees       Expenses(1)    Expenses
Alliance Variable Products Series Funds(2)


Global Bond Portfolio                                        0.65%         0.42%         1.07%
Global Dollar Government Portfolio                           0.00%         0.95%         0.95%
Growth Portfolio                                             0.75%         0.10%         0.85%
Growth & Income Portfolio                                    0.63%         0.04%         0.67%
High-Yield Portfolio                                         0.49%         0.46%         0.95%
International Portfolio                                      0.61%         0.34%         0.95%
Money Market Portfolio                                       0.50%         0.17%         0.67%
Americas Government Income Portfolio                         0.61%         0.34%         0.95%
Premier Growth Portfolio                                     1.00%         0.04%         1.04%
Quasar Portfolio                                             0.82%         0.13%         0.95%
AllianceBernsteinReal Estate Investment Portfolio            0.58%         0.37%         0.95%
Technology Portfolio                                         1.00%         0.08%         1.08%
Total Return Portfolio                                       0.63%         0.15%         0.78%
U.S. Government/High Grade Securities Portfolio              0.60%         0.29%         0.89%
AllianceBernstein Utility Income Portfolio                   0.75%         0.27%         1.02%
Worldwide Privatization Portfolio                            0.46%         0.49%         0.95%



(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2) Total expenses for the following portfolios before waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 2001, were as follows:

      Global Dollar Government Portfolio                         2.37%
      High-Yield Portfolio                                       1.51%
      International Portfolio                                    1.44%
      Americas Government Income Portfolio                       1.15%
      Quasar Portfolio                                           1.16%
      AllianceBernstein Real Estate Investment Portfolio         1.39%
      Worldwide Privatization Portfolio                          1.65%

Example

You would pay the following expenses on a $1,000 single purchase payment investment, assuming 5% growth:

                                                          If you surrender after:

                                                     1 Year   3 Years  5 Years  10 Years
                                                     ------   -------  -------  --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                   81      117      155      287
Global Dollar Government Portfolio                      80      114      149      275
Growth Portfolio                                        79      111      144      265
Growth & Income Portfolio                               77      106      135      246
High-Yield Portfolio                                    80      114      149      275
International Portfolio                                 80      114      149      275
Money Market Portfolio                                  77      105      133      242
Americas Government Income Portfolio                    80      114      149      275
Premier  Growth  Portfolio                              81      117      153      284
Quasar Portfolio                                        80      114      149      275
AllianceBernstein Real Estate Investment Portfolio      80      114      149      275
Technology Portfolio                                    81      118      155      288
Total Return Portfolio                                  78      109      141      257
U.S. Government/High Grade Securities Portfolio         79      112      146      269
AllianceBersntein Utility Income Portfolio              80      116      152      282
Worldwide Privatization  Portfolio                      80      114      149      275


You would pay the following expenses on a $1,000 flexible purchase payment investment, assuming 5% growth:

                                                     If you surrender after:


                                                     1 Year   3 Years  5 Years  10 Years
                                                     ------   -------  -------  --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                   80      115      153      287
Global Dollar Government Portfolio                      78      111      147      275
Growth Portfolio                                        77      108      142      265
Growth & Income Portfolio                               76      103      132      246
High-Yield Portfolio                                    78      111      147      275
International Portfolio                                 78      111      147      275
Money Market Portfolio                                  75      101      130      242
Americas Government Income Portfolio                    78      111      147      275
Premier Growth Portfolio                                79      114      151      284
Quasar Portfolio                                        78      111      147      275
AllianceBernstein Real Estate Investment Portfolio      78      111      147      275
Technology Portfolio                                    80      115      153      288
Total Return Portfolio                                  77      106      138      257
U.S. Government/High Grade Securities Portfolio         78      109      144      269
AllianceBersntein Utility Income Portfolio              79      113      150      282
Worldwide Privatization  Portfolio                      78      111      147      275


You would pay the following expenses on a $1,000 single or flexible purchase payment investment, assuming 5% growth:

                                                     If you Annuitize or do not surrender after:

                                                     1 Year  3 Years  5 Years  10 Years
                                                     ------  -------  -------  --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                   26      79      135      287
Global Dollar Government Portfolio                      24      75      129      275
Growth Portfolio                                        23      72      124      265
Growth & Income Portfolio                               22      67      114      246
High-Yield Portfolio                                    24      75      129      275
International Portfolio                                 24      75      129      275
Money Market Portfolio                                  21      65      112      242
Americas Government Income Portfolio                    24      75      129      275
Premier Growth Portfolio                                25      78      133      284
Quasar Portfolio                                        24      75      129      275
AllianceBernstein Real Estate Investment Portfolio      24      75      129      275
Technology Portfolio                                    26      79      135      288
Total Return Portfolio                                  23      70      120      257
U.S. Government/High Grade Securities Portfolio         24      73      126      269
AllianceBersntein Utility Income Portfolio              25      77      132      282
Worldwide Privatization Portfolio                       24      75      129      275


The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the Appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you or the annuitant begins receiving annuity payments. If you or the annuitant dies during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option. The guaranteed option account is a fixed interest option that is part of our general account. Any portion of the purchase payment you allocate to the guaranteed option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts. Your Contract Value in the guaranteed option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

A purchase payment is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment is $5,000 for a non-qualified contract and $2,000 for a qualified contract. If you own a flexible purchase payment contract, you may add purchase payments of $1,000 or more to your contract at any time during the accumulation phase.

We may refuse any purchase payment. In general, we will not issue a contract to anyone who is over age 85.

Allocation of Purchase Payment

When you purchase a contract, you will tell us how to allocate your initial purchase payment among the investment options. We will allocate additional purchase payments for a flexible purchase payment contract in the same way unless you tell us otherwise.

At the time of application, we must receive your purchase payment at our Administrative Office before the contract will be effective. We will issue your contract and allocate your purchase payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within a specified time frame after receiving it by mailing it back to our Administrative
Office: Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031. The specified time frame is ten days for single purchase payment contracts and twenty days for flexible purchase payment contracts (or longer if required by state law). You will receive your Contract Value on the day we receive your request which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your purchase payment. If you cancel your contract during the right to examine period, we will return to you an amount equal to your purchase payments less any withdrawals.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a purchase payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of purchase payment allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of an initial purchase payment, we credit Accumulation Units to your contract at the value next calculated after we receive your purchase payment at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the guaranteed account.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. We may reject any more than twelve transfer requests in any Contract Year.

The minimum amount you can transfer is $1,000. You cannot make a transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options


Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.


We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. Each one may have additional portfolios that are not available under the contract.

Detailed information regarding management of the portfolios, investment objectives and policies, and investment advisory fees and other charges may be found in the relevant fund prospectus, which also contains a discussion of the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio - seeks a high level of current income. Its secondary investment objective is capital appreciation.

Growth Portfolio - seeks to provide long-term growth of capital. Current income is only an incidental consideration.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio - seeks to earn the highest level of current income available without assuming undue risk by investing principally in high-yielding securities rated Baa or lower by

Moody's or BBB or lower by S&P, or Fitch or, if unrated, of comparable quality as determined by Alliance. As a secondary objective, the Portfolio seeks capital appreciation.

International Portfolio - seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established international companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities. As a secondary objective, the Portfolio attempts to increase its current income without assuming undue risk.

Money Market Portfolio - seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.


Americas Government Income Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.


Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio - seeks total return on its assets from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio - seeks growth of capital and invests for capital appreciation, and only incidentally for current income.

Total Return Portfolio - seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio - seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio - seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio - seeks long-term capital appreciation.

Fixed Investment Option

The General Account

Purchase payments you allocate to the guaranteed option go into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Owners like you, as well as claims made by our other creditors.

The Guaranteed Account Option

The guaranteed account is a fixed interest option. We credit money in the guaranteed account with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the guaranteed account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3% for flexible purchase payment contracts and 4% for single purchase payment contracts.

If you allocate purchase payments to the guaranteed account, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the guaranteed account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits which are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for our obligation to make annuity payments, to provide the death benefit, and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the contract.

If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. These expenses include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Deferred Sales Charge

If you withdraw your contract prior to the Annuity Date during the first six years after a purchase payment, we will assess a deferred sales charge as a percentage of purchase payments withdrawn as shown below:

--------------------------------------------------------------------------------
Contribution Year*      1       2       3       4       5       6     Thereafter
--------------------------------------------------------------------------------
Deferred Sales Charge   6%      5%      4%      3%      2%      1%        0%
--------------------------------------------------------------------------------

* For single purchase payment contracts, Contribution Year and Contract Year are the same.

For purposes of calculating the deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first (i.e., first-in, first-out). However, we will not assess a deferred sales charge for flexible purchase payment contracts on amounts up to 10% of purchase payments paid, less the amount of any prior withdrawals or for single purchase payment contracts on amounts up to 10% of the Contract Value at the time of withdrawal.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial withdrawal, we will deduct the deferred sales charge, if any, pro rata from the remaining value in your contract. The total of all deferred sales charges may not exceed 8.5% of the purchase payments for a contract. We do not expect the proceeds from the deferred sales charge to cover all of our distribution costs. We may use any corporate asset, including potential profit which may arise from the mortality and expense risk charge to cover the distribution costs.

Contract Maintenance Fee

During the accumulation phase, we will deduct an annual contract maintenance fee of $30 from your contract on each Contract Anniversary. The contract refers to this fee as an administrative charge. We will not increase this fee. It compensates us for expenses incurred to establish and maintain your contract. If you withdraw the entire value of your contract, the contract maintenance fee will be deducted prior to the withdrawal.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of purchase payments paid. These taxes are due either when a purchase payment is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you withdraw the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the deferred sales charge or the administrative charge or change the minimum purchase payment requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2) the total amount of purchase payments we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances which we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the deferred sales charge and/or contract maintenance fee in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value is available in the following ways:

      o by withdrawing all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when a death benefit is paid to your beneficiary.

Generally, withdrawals are subject to a deferred sales charge, a contract maintenance fee and, if it is a full withdrawal, premium taxes. Withdrawals may also be subject to income tax and a penalty tax.

To make a withdrawal you must send a complete and detailed written request to our Administrative Office. We will calculate your withdrawal as of the close of business of the NYSE at the value next determined after we receive your request. For a withdrawal of your entire Contract Value, you must also send us your contract.

Under most circumstances, partial withdrawals must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the withdrawal. If the Contract Value would be less than $2,000 as a result of a withdrawal, we may cancel the contract. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each investment option in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal or death benefit for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Deferred sales charges are not imposed on withdrawals under this program nor is there any charge for participating in this program. You may not elect this program if you have made a partial withdrawal earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial withdrawals you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the guaranteed option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the guaranteed option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your Contract is issued in connection with an Individual Retirement Annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the later of an Annuitant's 85th birthday or the tenth Contract Anniversary. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. If you are not the Annuitant and the Annuitant dies before the Annuity Date, a death benefit will be paid.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options with life contingencies, subject to our discretion. If you do not choose an annuity option, annuity payments will be made in accordance with option 2 for 10 years. If the annuity payments are for joint lives, then we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you or to the Annuitant unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above, with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent annuitant is alive. If your Contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5.0% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5.0% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5.0%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death of Annuitant Before the Annuity Date

If the Annuitant dies before the Annuity Date, we will pay the beneficiary a death benefit equal to the greatest of:

      (1)   the total of all purchase payments less withdrawals;

      (2)   the Contract Value; and

      (3) the greatest Contract Value at any sixth Contract Anniversary (i.e., sixth, twelfth, eighteen, etc.), plus any additional purchase payments paid, less any subsequent withdrawals.

The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us.

Payment of the Death Benefit

Payment of the death benefit can be in one lump sum or under one of the annuity options. You may elect by written request that a death benefit of at least $2,000 be paid to the beneficiary under an annuity option. You may choose or change the method of payment at any time prior to the Annuitant's death. If at the time the Annuitant dies you have not made a choice, the beneficiary has sixty days to elect by written request either a lump sum payment or payment under an annuity option. We will make a lump sum payment within seven business days of receiving proof of death and the beneficiary's written election, unless there is a delay in payment as described under "Access To Your Money."

Death of Owner

Before the Annuity Date

If the Owner dies before the Annuity Date, the Contract Value must be distributed within five years of the date of death unless:

      (1) it is payable over the lifetime of the beneficiary with distributions beginning within one year of the date of death; or

      (2) the Owner's spouse, as contingent owner, continues the contract in his or her name.

After the Annuity Date

If the Owner dies after the Annuity Date, distribution will be as provided in the annuity option selected.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any deferred sales charge that would be payable if the account were redeemed at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not assume a withdrawal and, therefore, do not deduct a deferred sales charge.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying fund level since it is reduced by all contract charges (deferred sales charge, mortality and expense risk charge, administrative charge, and contract maintenance fee). Likewise, yield and effective yield at the variable account level are lower than at the fund level since the variable account level total return affects all recurring charges (except deferred sales charge).

Performance information for a portfolio may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-qualified Contracts

If you make a withdrawal from a non-qualified contract or withdraw it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of purchase payment, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your purchase payment will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

      (5)   under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total purchase payments will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the purchase payment) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the Owner of a contract, certain distributions must be made:

o If the Owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the Owner's death;

o If the Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the Owner, the contract may be continued in the name of the spouse as Owner.

o If the Owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the withdrawn contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the purchase payment used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age
59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) Plan. Code Section 403(b) imposes certain restrictions on your ability to make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to purchase payments paid under a salary reduction agreement. Specifically, an owner may make a withdrawal or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payment paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to Federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is 80 Pine Street, New York, NY 10005. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.


We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding portfolio you have Contract Value. The number of portfolio shares which are attributable to you is determined by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. The number of votes which you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to Owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the guaranteed option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 80 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly-owned subsidiary of AIG. Commissions not to exceed 7% of purchase payments will be paid to entities which sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and from receiving fees from AIGESC, Owners who purchased contracts through the bank would be permitted to retain their contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of Owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Consolidated balance sheets of American International Life Assurance Company of New York and of the variable account are included in the SAI which may be obtained without charge by calling (800) 255-8402 or writing to American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company and the variable account has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================


                         CONDENSED FINANCIAL INFORMATION
                         AIL GALLERY VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)

                                                 2001            2000            1999            1998            1997
                                        -----------------------------------------------------------------------------
                                        -----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
CONSERVATIVE INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                                         15.17           14.64           13.00           11.86
    End of Period                                               15.86           15.17           14.64           13.00
  Accum Units o/s @ end of period                          386,706.89      455,648.34      540,939.80      556,221.49
GLOBAL BOND PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         13.23           13.26           14.32           12.73           12.82
    End of Period                               13.01           13.23           13.26           14.32           12.73
  Accum Units o/s @ end of period           87,368.37      120,938.09      143,078.76      170,885.41      161,242.31
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         17.54           15.59           12.54           16.24           14.55
    End of Period                               18.91           17.54           15.59           12.54           16.24
  Accum Units o/s @ end of period          104,669.97      111,186.16      111,574.88      145,266.04      179,585.93
GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         31.12           38.26           28.85           22.73           17.73
    End of Period                               23.48           31.12           38.26           28.85           22.73
  Accum Units o/s @ end of period        1,208,542.21    1,562,901.11    1,666,132.37    1,653,158.58    1,695,515.74
GROWTH & INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         35.45           31.57           28.74           24.11           18.99
    End of Period                               35.08           35.45           31.57           28.74           24.11
  Accum Units o/s @ end of period        1,614,034.37   11,896,833.03    2,088,797.99    2,005,770.75    1,868,628.86
GROWTH INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                                         20.02           17.46           14.31           12.48
    End of Period                                               19.29           20.02           17.46           14.31
  Accum Units o/s @ end of period                          121,453.17      151,515.40      236,304.36      165,729.30
HIGH YIELD PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                          8.79            9.40            9.78           10.30             N/A
    End of Period                                8.93            8.79            9.40            9.78           10.30
  Accum Units o/s @ end of period          205,170.96      250,504.53      311,807.12      161,632.20        4,116.47
INTERNATIONAL PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         16.04           20.29           14.68           13.17           12.92
    End of Period                               12.28           16.04           20.29           14.68           13.17
  Accum Units o/s @ end of period          539,574.31      640,478.13      629,923.79      658,768.46      612,030.95
MONEY MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         12.71           12.17           11.79           11.39           10.99
    End of Period                               12.98           12.71           12.17           11.79           11.39
  Accum Units o/s @ end of period        1,377,871.15    1,208,991.25    1,440,087.19    1,165,714.86      919,968.32
NORTH AMERICAN GOVERNMENT INVESTORS
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         16.31           14.71           13.70           13.35           12.35
    End of Period                               16.65           16.31           14.71           13.70           13.35
  Accum Units o/s @ end of period          349,119.64      474,012.68      452,117.14      506,676.27      469,970.73
PREMIER GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         38.15           46.37           35.54           24.36           18.45
    End of Period                               31.14           38.15           46.37           35.54           24.36
  Accum Units o/s @ end of period        1,612,696.67    2,088,447.24    2,092,120.32    1,758,411.11    1,441,993.79
QUASAR PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         12.46           13.46           11.66           12.38           10.58
    End of Period                               10.72           12.46           13.46           11.66           12.38
  Accum Units o/s @ end of period          718,113.71      866,069.80      756,712.16      902,341.60      629,523.13
REAL ESTATE INVESTMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.35            9.09            9.71           12.16             N/A
    End of Period                               12.40           11.35            9.09            9.71           12.16
  Accum Units o/s @ end of period          216,931.09      217,027.19      191,461.45      200,970.16      184,436.41
SHORT-TERM MULTI MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                                         11.96           11.71           11.17           10.83
    End of Period                                               12.31           11.96           11.71           11.17
  Accum Units o/s @ end of period                           32,739.55       51,021.78      106,522.94       78,309.49
TECHNOLOGY PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         24.78           32.02           18.48           11.44           10.90
    End of Period                               18.27           24.78           32.02           18.48           11.44
  Accum Units o/s @ end of period        1,537,916.21    1,927,579.02    1,399,804.13      959,429.79    1,033,596.21
TOTAL RETURN PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         21.71           19.56           18.62           16.14           13.52
    End of Period                               21.89           21.71           19.56           18.62           16.14
  Accum Units o/s @ end of period          712,271.45      585,294.73      521,657.49      558,929.44      568,896.78
U.S. GOVERNMENT/HIGH GRADE SECURITIES
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         13.86           12.66           13.16           12.33           11.50
    End of Period                               14.75           13.86           12.66           13.16           12.33
  Accum Units o/s @ end of period          618,869.20      541,211.40      704,381.77      760,115.22      601,935.75
UTILITY INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         24.27           22.08           18.75           15.35           12.38
    End of Period                               18.55           24.27           22.08           18.75           15.35
  Accum Units o/s @ end of period          332,091.40      393,588.41      367,300.62      356,279.99      341,317.44
WORLDWIDE PRIVATIZATION PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         18.26           24.04           15.35           14.04           12.86
    End of Period                               14.89           18.26           24.04           15.35           14.04
  Accum Units o/s @ end of period          350,202.20      493,898.77      520,828.28      495,811.65      495,269.51

                         CONDENSED FINANCIAL INFORMATION
                         AIL GALLERY VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES*
          (for an accumulation unit outstanding throughout the period)
                                   (continued)

                                                 1996            1995            1994            1993            1992
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

ALLIANCE VARIABLE PRODUCTS SERIES FUND
CONSERVATIVE INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.59           10.03           10.00             N/A             N/A
    End of Period                               11.86           11.59           10.03             N/A             N/A
  Accum Units o/s @ end of period          620,774.71      164,400.64        6,977.55             N/A             N/A
GLOBAL BOND PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         12.24            9.94           10.61           10.00             N/A
    End of Period                               12.82           12.24            9.94           10.61             N/A
  Accum Units o/s @ end of period          145,722.74       76,604.28       27,806.30        5,589.55             N/A
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.81            9.73           10.00             N/A             N/A
    End of Period                               14.55           11.81            9.73             N/A             N/A
  Accum Units o/s @ end of period           76,451.58       16,171.63        5,958.18             N/A             N/A
GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         13.99           10.48           11.13           10.00           10.00
    End of Period                               17.73           13.99           10.48           11.13           10.00
  Accum Units o/s @ end of period        1,541,465.58      777,108.88       56,104.84       35,271.53        2,081.43
GROWTH & INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         15.52           11.57           11.76           10.66           10.00
    End of Period                               18.99           15.52           11.57           11.76           10.66
  Accum Units o/s @ end of period        1,324,216.31      502,667.80      179,245.69       37,573.04        7,731.36
GROWTH INVESTORS PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.70            9.83           10.00             N/A             N/A
    End of Period                               12.48           11.70            9.83             N/A             N/A
  Accum Units o/s @ end of period          141,797.07       62,762.43        3,185.25             N/A             N/A
HIGH YIELD PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                           N/A             N/A             N/A             N/A             N/A
    End of Period                                 N/A             N/A             N/A             N/A             N/A
  Accum Units o/s @ end of period                 N/A             N/A             N/A             N/A             N/A
INTERNATIONAL PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         12.22           11.27           10.69           10.00             N/A
    End of Period                               12.92           12.22           11.27           10.69             N/A
  Accum Units o/s @ end of period          525,023.12      228,254.81      122,616.95       22,441.08             N/A
MONEY MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         10.64           10.27           10.07           10.00             N/A
    End of Period                               10.99           10.64           10.27           10.07             N/A
  Accum Units o/s @ end of period          890,464.95      551,555.84      206,034.73        1,590.74             N/A
NORTH AMERICAN GOVERNMENT INVESTORS
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         10.55            8.71           10.00             N/A             N/A
    End of Period                               12.35           10.55            8.71             N/A             N/A
  Accum Units o/s @ end of period          279,368.63       95,031.46       89,164.68             N/A             N/A
PREMIER GROWTH PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         15.25           10.66           10.00             N/A             N/A
    End of Period                               18.45           15.25           10.66             N/A             N/A
  Accum Units o/s @ end of period        1,026,432.81      420,662.68      108,111.20             N/A             N/A
QUASAR PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         10.00             N/A             N/A             N/A             N/A
    End of Period                               10.58             N/A             N/A             N/A             N/A
  Accum Units o/s @ end of period          179,808.73             N/A             N/A             N/A             N/A
REAL ESTATE INVESTMENT PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                           N/A             N/A             N/A             N/A             N/A
    End of Period                                 N/A             N/A             N/A             N/A             N/A
  Accum Units o/s @ end of period                 N/A             N/A             N/A             N/A             N/A
SHORT-TERM MULTI MARKET PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         10.03            9.51           10.31            9.79           10.00
    End of Period                               10.83           10.03            9.51           10.31            9.79
  Accum Units o/s @ end of period           99,089.93       81,425.05       15,915.04        6,843.27        8,369.93
TECHNOLOGY PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         10.00             N/A             N/A             N/A             N/A
    End of Period                               10.90             N/A             N/A             N/A             N/A
  Accum Units o/s @ end of period          431,529.41             N/A             N/A             N/A             N/A
TOTAL RETURN PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.90            9.75           10.00             N/A             N/A
    End of Period                               13.52           11.90            9.75             N/A             N/A
  Accum Units o/s @ end of period          455,709.19      121,094.82        4,871.12             N/A             N/A
U.S. GOVERNMENT/HIGH GRADE SECURITIES
PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.38            9.66           10.17           10.00             N/A
    End of Period                               11.50           11.38            9.66           10.17             N/A
  Accum Units o/s @ end of period          552,183.99      390,483.21       75,881.31        7,608.84             N/A
UTILITY INCOME PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.64            9.71           10.00             N/A             N/A
    End of Period                               12.38           11.64            9.71             N/A             N/A
  Accum Units o/s @ end of period          305,608.09      103,042.86       13,690.19             N/A             N/A
WORLDWIDE PRIVATIZATION PORTFOLIO
  Accumulation Unit Value
    Beginning of Period                         11.01           10.05           10.00             N/A             N/A
    End of Period                               12.86           11.01           10.05             N/A             N/A
  Accum Units o/s @ end of period          224,339.58       62,769.30        6,357.69             N/A             N/A

*Funds were first invested in the Portfolios as listed below:

      Conservative Investors Portfolio                        October 28, 1994
      Global Bond Portfolio                                   July 15, 1991
      Global Dollar Government Portfolio                      May 2, 1994
      Growth Portfolio                                        September 15, 1994
      Growth and Income Portfolio                             January 14, 1991
      Growth Investors Portfolio                              October 28, 1994
      High-Yield Portfolio                                    October 27, 1997
      International Portfolio                                 December 28, 1992
      Money Market Portfolio                                  December 4, 1992
      North American Government Income Portfolio              May 3, 1994
      Premier Growth Portfolio                                June 26, 1992
      Quasar Portfolio                                        August 5, 1996
      Real Estate Investment Portfolio                        January 9, 1997
      Short-Term Multi-Market Portfolio                       November 28, 1990
      Technology Portfolio                                    January 11, 1996
      Total Return Portfolio                                  December 28, 1992
      U.S. Government/High Grade Securities Portfolio         September 17, 1992
      Utility Income Portfolio                                May 10, 1994
      Worldwide Privatization Portfolio                       September 23, 1994

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


GENERAL INFORMATION
      American International Life Assurance Company of New York
      Independent Accountants
      Legal Counsel
      Distributor


CALCULATION OF PERFORMANCE DATA
      Yield and Effective Yield Quotations for the
        Money Market Subaccount
      Yield Quotations for Other Subaccounts
      Total Return Quotations
      Non-Standardized Performance Data

ANNUITY PROVISIONS
      Variable Annuity Payments
      Annuity Unit Value
      Net Investment Factor
      Additional Provisions
      Variable Annuity Payments

FINANCIAL STATEMENTS

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002


                            OVATION VARIABLE ANNUITY

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2002, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================


GENERAL INFORMATION............................................................3
     American International Life Assurance Company of New York.................3
     Independent Accountants...................................................3
     Legal Counsel.............................................................3
     Distributor...............................................................3
     Potential Conflicts.......................................................3


CALCULATION OF PERFORMANCE DATA................................................4
     Yield and Effective Yield Quotations for the Money Market Subaccount......4
     Yield Quotations for Other Subaccounts....................................5
     Standardized Performance Data.............................................5
     Non-Standardized Performance Data.........................................6
     Tax Deferred Accumulation................................................11

ANNUITY PROVISIONS............................................................12
     Variable Annuity Payments................................................12
     Annuity Unit Value.......................................................12
     Net Investment Factor....................................................13
     Additional Provisions....................................................14

FINANCIAL STATEMENTS..........................................................14

================================================================================
                               GENERAL INFORMATION
================================================================================


American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.


Independent Accountants


Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Florham Park, N.J.


Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor


Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $1,621,708 in 2001, $4,114,883 in 2000, and $2,379,279 in
1999. Commissions retained by AIGESC were $0 in 2001, 2000, and 1999.


Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund"s board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount


The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount"s mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts


Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                           Yield = 2[(a - b + 1)6 - 1]
                                      ----
                                       cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

       b = expenses accrued for the period (net of reimbursements)

       c = the average daily number of Accumulation Units outstanding during the period.

       d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount"s mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data


The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

       T = average annual total return

       n = number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

       T = average annual total return

       n = number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount"s mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

                    Standardized Average Annual Total Return


This table reflects historical subaccount investment results as of December 31, 2001, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio expenses and all variable account charges except optional benefit charges. The variable account charges include the mortality and expense risk charge, administrative charge, contract maintenance fee, and any surrender charge applicable if an owner surrendered the contract at the end of the relevant period. The portfolio charges include management fees and other operating expenses.


---------------------------------------------------------------------------------------------------------
                                                                                               10 YEARS
                                                     SUBACCOUNT                                 OR SINCE
                  SUBACCOUNT                       INCEPTION DATE      1 YEAR      5 YEARS     INCEPTION
=========================================================================================================
Global Bond Subaccount                                7/8/92           -7.07        -0.43         3.12
---------------------------------------------------------------------------------------------------------
Global Dollar Government Subaccount                   4/20/94           2.44         4.80         8.60
---------------------------------------------------------------------------------------------------------
Growth Subaccount (Class B)                           8/16/94         -30.12         5.06        12.11
---------------------------------------------------------------------------------------------------------
Growth and Income Subaccount (Class B)                7/8/92           -6.65        12.48        14.14
---------------------------------------------------------------------------------------------------------
High-Yield Subaccount                                 10/24/97         -3.80          N/A        -3.66
---------------------------------------------------------------------------------------------------------
International Subaccount                              10/1/93         -28.84        -1.78         1.83
---------------------------------------------------------------------------------------------------------
Money Market Subaccount (Class B)                     2/3/93           -3.59         2.62         2.84
---------------------------------------------------------------------------------------------------------
Americas Government Income Subaccount                 4/11/94          -3.26         5.59         6.76
---------------------------------------------------------------------------------------------------------
Premier Growth Subaccount (Class B)                   2/3/93          -23.96        10.46        12.92
---------------------------------------------------------------------------------------------------------
Quasar Subaccount                                     8/2/96          -19.38         0.46         0.77
---------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Subaccount   1/2/97            3.84          N/A         3.76
---------------------------------------------------------------------------------------------------------
Technology Subaccount (Class B)                       1/10/96         -31.90        10.30        10.22
---------------------------------------------------------------------------------------------------------
Total Return Subaccount                               8/26/94          -4.56         9.62        11.05
---------------------------------------------------------------------------------------------------------
U.S. Government/High Grade Securities Subaccount      8/20/93           0.97         4.49         4.38
---------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Subaccount           4/20/94         -28.98         7.89         8.53
---------------------------------------------------------------------------------------------------------
Worldwide Privatization Subaccount                    8/16/94         -23.85         2.32         5.47
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Alliance Bernstein International Value Subaccount     5/1/01             N/A          N/A       -11.27
---------------------------------------------------------------------------------------------------------
Alliance Bernstein Small Cap Value Subaccount         5/1/01             N/A          N/A         8.03
---------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Subaccount (Class B)         5/1/01             N/A          N/A        -8.45
---------------------------------------------------------------------------------------------------------

                  Non-Standardized Average Annual Total Return


This table reflects adjusted historical portfolio investment results as of December 31, 2001, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio charges and certain variable account charges. The variable account charges include the mortality and expense risk charge and administrative charge. The returns do not reflect the contract maintenance fee, surrender charge, or optional benefit charges. If reflected, those charges would reduce the performance quoted. The portfolio charges include management fees and other operating expenses.


------------------------------------------------------------------------------------------------------------------
                                                                                                         10 YEARS
                                                       PORTFOLIO                                          OR SINCE
              PORTFOLIO                              INCEPTION DATE    1 YEAR     3 YEARS     5 YEARS    INCEPTION
==================================================================================================================
Global Bond Portfolio                                   7/8/92         -1.67       -3.15        0.29        3.16
------------------------------------------------------------------------------------------------------------------
Global Dollar Government Portfolio                      4/20/94         7.84       14.66        5.39        8.63
------------------------------------------------------------------------------------------------------------------
Growth Portfolio (Class B)                              8/16/94       -24.72       -6.83        5.64       12.14
------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio (Class B)                   7/8/92         -1.25        6.65       12.92       14.15
------------------------------------------------------------------------------------------------------------------
High-Yield Portfolio                                    10/24/97        1.60       -2.99         N/A       -2.66
------------------------------------------------------------------------------------------------------------------
International Portfolio                                 10/1/93       -23.44       -5.76       -1.02        1.87
------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Class B)                        2/3/93          1.87        3.02        3.26        2.88
------------------------------------------------------------------------------------------------------------------
Americas Government Income Portfolio                    4/11/94         2.14        6.72        6.16        6.80
------------------------------------------------------------------------------------------------------------------
Premier Growth Portfolio (Class B)                      2/3/93        -18.56       -4.43       10.94       12.94
------------------------------------------------------------------------------------------------------------------
Quasar Portfolio                                        8/2/96        -13.98       -2.75        0.26        1.29
------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio      1/2/97          9.24        8.49         N/A        4.40
------------------------------------------------------------------------------------------------------------------
Technology Portfolio (Class B)                          1/10/96       -26.50       -0.52       10.79       10.52
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Return Portfolio                                  8/26/94         0.84        5.53       10.12       11.08
----------------------------------------------------------------------------------------------------------------
U.S. Government/High Grade Securities Portfolio         8/20/93         6.37        3.87        5.09        4.41
----------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Portfolio              4/20/94        23.58       -0.37        8.41        8.56
----------------------------------------------------------------------------------------------------------------
Worldwide Privatization Portfolio                       8/16/94       -18.45       -1.01        2.97        5.51
----------------------------------------------------------------------------------------------------------------
Alliance Bernstein International Value Portfolio        5/1/01           N/A         N/A         N/A       -3.31
----------------------------------------------------------------------------------------------------------------
Alliance Bernstein Small Cap Value Portfolio            5/1/01           N/A         N/A         N/A       16.51
----------------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Portfolio (Class B)            5/1/01           N/A         N/A         N/A       -0.41
----------------------------------------------------------------------------------------------------------------

Tax Deferred Accumulation


In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account A's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.


In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59".

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount"s Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      o     (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      o     (a) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

                  (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

                  (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      o     (b) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

                  (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      o     (c) is equal to:

                  (i) the percentage factor representing the mortality and expense risk charge, plus

                  (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Our financial statements and those of Variable Account A are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                          PROFILE(TM) VARIABLE ANNUITY

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2002, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York , Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================


GENERAL INFORMATION ....................................................       3
   American International Life Assurance Company of New York ...........       3
   Independent Accountants .............................................       3
   Legal Counsel .......................................................       3
   Distributor .........................................................       3
   Potential Conflicts .................................................       3


CALCULATION OF PERFORMANCE DATA ........................................       4
   Yield and Effective Yield Quotations for the Money Market Subaccount        5
   Yield Quotations for Other Subaccounts ..............................       5
   Standardized Performance Data .......................................       5
   Non-Standardized Performance Data ...................................       6
   Tax Deferred Accumulation ...........................................      10

ANNUITY PROVISIONS .....................................................      11
   Variable Annuity Payments ...........................................      11
   Annuity Unit Value ..................................................      11
   Net Investment Factor ...............................................      12
   Additional Provisions ...............................................      12

FINANCIAL STATEMENTS ...................................................      13

================================================================================
                               GENERAL INFORMATION
================================================================================


American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.


Independent Accountants


Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Florham Park, N.J.


Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor


Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $1,621,708 in 2001, $4,114,883 in 2000 and 2,379,279 in
1999. Commissions retained by AIGESC were $0 in 2001, 2000 and 1999.


Potential Conflicts

Shares of the portfolios may be sold only to separate accounts of life insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts and qualified pension and retirement plans to invest in a portfolio simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, each portfolio's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts or plans might withdraw their investments in the portfolio. This might force the portfolio to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount


The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts


Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                          Yield = 2[(a - b + 1)^6 - 1]
                                     -----
                                      cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Accumulation Units outstanding during the period.

            d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data


The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data

Non-standardized performance data will be calculated in a manner similar to the average annual total return described above for the subaccounts. It is average annual total return for the underlying portfolios for one, three, five, and ten year periods (or, where a portfolio has been in existence for a period of less than one, three, five or ten years, for such lesser period). For purposes of determining non-standardized average annual total return, the actual investment performance of each portfolio is reflected from the date such portfolio commenced operations even though the contract may not have been available at that time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized average annual total return quotations reflect all portfolio expenses and all contract charges except the contract maintenance fee and the optional benefit charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

                    Standardized Average Annual Total Return


This table reflects historical subaccount investment results as of December 31, 2001, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio expenses and all variable account charges except optional benefit charges. The variable account charges include the mortality and expense risk charge, administrative charge, contract maintenance fee, and any surrender charge applicable if an owner surrendered the contract at the end of the relevant period. The portfolio charges include management fees and other operating expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10 YEARS
                                                                         SUBACCOUNT                                 OR SINCE
                          SUBACCOUNT                                   INCEPTION DATE      1 YEAR      5 YEARS      INCEPTION
====================================================================================================================================
AIM V.I. Capital Appreciation Subaccount                               5/5/1993            -29.75       3.95        10.01
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Subaccount                               5/5/1993            -30.00      -0.60         5.12
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Bond Subaccount                                        7/8/1992             -7.07      -1.72         0.12
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Subaccount (Class B)                                  8/16/1994            -29.94       5.20        12.25
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Subaccount (Class B)                        7/8/1992             -6.45      12.62        12.20
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Subaccount                                     2/3/1993            -23.77      10.53         9.95
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Subaccount                                             8/2/1996            -19.38      -0.46         0.23
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Subaccount                                        1/10/1996            -31.68      10.40        10.29
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Company Stock Subaccount (Initial Shares)                5/1/1996             -8.31       4.15         5.13
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Subaccount (Initial Shares)                       9/29/1989            -18.81       8.31        10.57
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount (Initial Class)                        10/9/1986            -24.20       9.60        12.09
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Subaccount (Initial Class)                   9/19/1985            -18.37      -5.82         5.35
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Subaccount (Initial Class)                   4/1/1982                --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Asset Manager(SM) Subaccount (Initial Class)             1/3/1995            -10.83       5.20         8.26
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Subaccount (Initial Class)                  1/3/1995            -18.87       7.71        13.34
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Investment Grade Bond Subaccount (Initial Class)        12/5/1988              1.55       5.14         6.22
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Subaccount                        12/21/1995             -8.59     -10.24        -4.79
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Subaccount                               9/1/1989            -17.10      -6.15         1.54
------------------------------------------------------------------------------------------------------------------------------------


                  Non-Standardized Average Annual Total Return

This table reflects adjusted historical portfolio investment results as of December 31, 2001, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio charges and certain variable account charges. The variable account charges include the mortality and expense risk charge and administrative charge. The returns do not reflect the contract maintenance fee, surrender charge, or optional benefit charges. If reflected, those charges would reduce the performance quoted. The portfolio charges include management fees and other operating expenses.


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 YEARS OR
                                                                          PORTFOLIO                                        SINCE
                          PORTFOLIO                                    INCEPTION DATE    1 YEAR    3 YEARS    5 YEARS    INCEPTION
====================================================================================================================================
AIM V.I. Capital Appreciation Fund                                     5/5/1993         -24.35    -1.77       4.56        10.13
- ----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                                     5/5/1993         -24.60    -5.77       0.13         5.30
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Global Bond Portfolio                                         7/8/1992          -1.67    -3.15      -0.96         0.35
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (Class B)                                   8/16/1994         -24.54    -6.62       5.78        12.40
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (Class B)                         7/8/1992          -1.05     6.86      13.06        12.27
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                                      2/3/1993         -18.37    -4.30      11.01        10.06
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Portfolio                                              8/2/1996         -13.98    -2.75       0.26         0.79
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                         1/10/1996         -26.28    -0.38      10.88        10.60
- ----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Company Stock Portfolio (Initial Shares)                 5/1/1996          -2.91     4.26       4.76         5.56
- ----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Initial Shares)                             9/29/1989         -13.41    -2.69       8.83        10.63
- ----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (Initial Class)                         10/9/1986         -18.80    -1.14      10.10        12.13
- ----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (Initial Class)                    9/19/1985         -12.97   -10.79      -4.92         5.42
- ----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (Initial Class)                    4/1/1982             --       --         --           --
- ----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Asset Manager(SM) Portfolio (Initial Class)              1/3/1995          -5.43    -0.62       5.78         8.35
- ----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Contrafund(R) Portfolio (Initial Class)                  1/3/1995         -13.47    -0.80       8.24        13.49
- ----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Investment Grade Bond Portfolio (Initial Class)         12/5/1988          -6.95     4.60       5.73         6.32
- ----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                              12/21/1995          -3.19     3.11      -9.16        -4.33
- ----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9/1/1989         -11.70     4.99      -5.24         1.71
 -----------------------------------------------------------------------------------------------------------------------------------


Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account A's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.


In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      o     (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      o     (a) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

                  (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

                  (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      o     (b) is equal to:

                  (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

                  (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      o     (c) is equal to:

                  (i) the percentage factor representing the mortality and expense risk charge, plus

                  (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================


Our financial statements and those of Variable Account A are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2002


                           VARIABLE ANNUITY CONTRACTS
                                   issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                  through its
                               VARIABLE ACCOUNT A


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium, deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2002, call us at (800) 255-8402 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                               TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION..........................................................3
   American International Life Assurance Company of New York ................3
   Independent Accountants...................................................3
   Legal Counsel.............................................................3
   Distributor...............................................................3
   Potential Conflicts.......................................................3

CALCULATION OF PERFORMANCE DATA..............................................4
   Yield and Effective Yield Quotations for the Money Market Subaccount......5
   Yield Quotations for Other Subaccounts....................................5
   Total Return Quotations...................................................5
   Non-Standardized Performance Data.........................................6
   Tax Deferred Accumulation.................................................7

ANNUITY PROVISIONS...........................................................8
   Variable Annuity Payments.................................................8
   Annuity Unit Value........................................................8
   Net Investment Factor.....................................................9
   Additional Provisions....................................................10

FINANCIAL STATEMENTS........................................................10

================================================================================
                              GENERAL INFORMATION
================================================================================


American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.


Independent Accountants


Our financial statements have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, whose offices are located in Florham Park, N.J.


Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor


Our affiliate, AIG Equity Sales Corp. (AIGESC), 70 Pine Street, New York, New York, acts as the distributor. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $1,621,708 in 2001, $4,114,883 in 2000 and $2,379,279 in 1999. Commissions
retained by AIGESC were $0 in 2001, 2000, and 1999.


Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                        CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount


The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account A included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts


Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account A included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                              Yield = 2[(a - b + 1)^6 - 1]
                                      ---------------
                                             cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Accumulation Units outstanding during the period.

            d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Total Return Quotations

The total return quotations for all of the subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The total return quotations reflect all recurring contract charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

Non-Standardized Performance Data


Non-standardized total return quotations for all of the subaccounts other than the money market subaccount will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account A and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                              P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

Non-standardized total return quotations reflect all recurring contract charges. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The calculations do not, however, assume a total surrender as of the end of the particular period and, therefore, no surrender charge is reflected.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account A's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the $30 contract maintenance fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro-rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      (b)   is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

            (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

            (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      (b) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

            (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to:

            (i) the percentage factor representing the mortality and expense risk charge, plus

            (ii)  the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We may require proof of the age of the Annuitant before making any life annuity payment provided for by the contract. If the age of the Annuitant has been misstated, we will compute the amount payable based on the correct age. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our consolidated balance sheets and those of Variable Account A are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002


                           VARIABLE ANNUITY CONTRACTS

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A


This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the individual and group, single and flexible purchase payment, variable annuity contracts. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2002, call us at (800) 255-8402 or write to us American International Life Assurance Company of New York, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

DATE OF STATEMENT OF ADDITIONAL INFORMATION: May 1, 2002

                                TABLE OF CONTENTS


                                                                            Page
GENERAL INFORMATION ................................................        B-3
      American International Life Assurance Company of New York ....        B-3
      Independent Accountants ......................................        B-3
      Legal Counsel ................................................        B-3
      Distributor ..................................................        B-3
      Potential Conflicts ..........................................


CALCULATION OF PERFORMANCE DATA ....................................        B-3
         Yield and Effective Yield Quotations for the
           Money Market Subaccount .................................        B-3
         Yield Quotations for Other Subaccounts ....................        B-4
         Total Return Quotations ...................................        B-5
         Non-Standarized Performance Data ..........................        B-6

ANNUITY PROVISIONS .................................................        B-8
      Variable Annuity Payments ....................................        B-8
      Annuity Unit Value ...........................................        B-8
      Net Investment Factor ........................................        B-9
      Additional Provisions ........................................        B-10

FINANCIAL STATEMENTS ...............................................        B-10

                               GENERAL INFORMATION


American International Life Assurance Company of New York


A description of American International Life Assurance Company of New York, and its ownership is contained in the Prospectus. We will provide for the safekeeping of the assets of the Variable Account.

Independent Accountants


Our financial statements have been audited by PricewaterhouseCoopers, LLP, independent certified public accountants, whose offices are located in Florham Park, N.J.


Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor


Our affiliate, AIG Equity Sales Corp. (AIGESC), 70 Pine Street, New York, New York, acts as the distributor. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account A directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $1,621,708 in 2001, $4,114,883 in 2000 and $2,379,279 in 1999. Commissions
retained by AIGESC were $0 in 2001, 2000, and 1999.


Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

CALCULATION OF PERFORMANCE RELATED INFORMATION

Yield and Effective Yield Quotations for the Money Market Subaccount

The Yield quotation for the Money Market sub-account will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Contract Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                     -----------
                                         cd

            Where: a = net investment income earned during the period by the corresponding portfolios of the Fund attributable to shares owned by the Subaccount.

                        b = expenses accrued for the period(net of reimbursements).

                        c = the average daily number of Accumulation Units outstanding during the period.

                        d = the maximum offering price per Accumulation Unit on the last day of the period.

For the purposes of yield quotations for the Subaccount, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

A Deferred Sales Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "The Fund, - Transfer of Contract Values" of the Prospectus)

Total Return Quotations

The total return quotations for all of the Subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return
                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.

Non-Standardized Performance Data

Total Return Quotations

The total return quotations for all of the Subaccounts other than a Money Market Subaccount, will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)to the power of n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Contract Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

Tax Deferred Accumulation

In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The charts may show accumulations on an initial investment or Purchase Payment of a given amount, assuming hypothetical gross annual returns, compounded annually, and a stated assumed rate. The values shown for the taxable investment will not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee and the $30 Contract Maintenance Charge, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the stated assumed rate on the amount in excess of the Purchase Payment.

In developing tax-deferral charts, the Company will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges, or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

The rates of return illustrated in a chart will be hypothetical and not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from those illustrated in a chart.

                               ANNUITY PROVISIONS

Variable Annuity Payments

A Variable Annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable Subaccounts. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

The dollar amount of Subaccount annuity payments after the first is determined as follows:

            (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

            (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit Value

The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

            (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

            (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

            (a) is equal to:

                  (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

                  (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                  (iii) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

            (b) is equal to:

                  (i) the net asset value per share of the Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

                  (ii the per share charge or credit for any change in tax reserves for the prior Valuation Period.

            (c) is equal to:

                  (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                  (ii) the percentage factor representing the daily Administrative Charge.

      The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

The Company will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

                              FINANCIAL STATEMENTS


Our consolidated balance sheets and those of Variable Account A are included herein. A complete set of the financial statements of the company and the variable account have been filed electronically with the SEC and can be obtained through their website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                        Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1(h) to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also, as discussed in Note 1(h) to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained beneficial Interests in Securitized Financial Assets" in 2001.

PricewaterhouseCoopers LLP

February 4, 2002

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                  December 31,      December 31,
                                                                      2001              2000
                                                                  ------------      ------------
Assets

Investments and cash:
Fixed maturities:
        Bonds available for sale, at market value                  $6,171,000        $5,167,357
        (cost: 2001 - $6,111,388; 2000 - $5,198,196)
Equity securities:
         Common stock
         (cost: 2001 - $1; 2000 - $13,408)                                225            29,991
         Non-redeemable preferred stocks
         (cost: 2001 - $24,512; 2000 - $24,610)                        22,331            24,514
Mortgage loans on real estate, net of allowance
         (2001 - $19,000; 2000 - $19,000)                             383,481           472,576
Real estate, net of accumulated
 depreciation of $8,277 in 2001 and $7,626 in 2000                     37,126            15,500
Policy loans                                                           10,212            10,481
Other invested assets                                                 117,788           177,002
Derivative assets, at market                                            2,416                --
Short-term investments, at cost (approximates market value)            68,620            23,505
Cash                                                                       12                 9
                                                                   ----------        ----------

    Total investments and cash                                      6,813,211         5,920,935

Amounts due from related parties                                       27,113             9,598
Investment income due and accrued                                      96,854            89,363
Premium and insurance balances receivable                              16,122            11,325
Reinsurance assets                                                    195,857           351,726
Deferred policy acquisition costs                                      45,784            48,334
Federal income tax receivable                                          12,084                --
Deferred income taxes                                                  12,959            12,412
Separate and variable accounts                                        297,407           386,675
Other assets                                                              615               656
                                                                   ----------        ----------

                                    Total assets                   $7,518,006        $6,831,024
                                                                   ==========        ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                  December 31,      December 31,
                                                                      2001              2000
                                                                  ------------      ------------
Liabilities

  Policyholder contract deposits                                   $4,210,524        $3,675,472
  Future policy benefits for life and accident
    and health insurance contracts                                  2,202,712         1,990,030
  Reserve for unearned premiums                                         7,188             6,999
  Policy and contract claims                                          157,777           191,432
  Reserve for commissions, expenses and taxes                           5,070             5,751
  Insurance balances payable                                            7,659             6,208
  Federal income tax payable                                               --             1,940
  Amounts due to related parties                                        2,215             3,105
  Separate and variable accounts                                      297,407           386,675
  Other liabilities                                                    54,454            62,562
                                                                   ----------        ----------

                                    Total liabilities               6,945,006         6,330,174
                                                                   ----------        ----------

Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                               3,225             3,225
  Additional paid-in capital                                          197,025           197,025
  Retained earnings                                                   333,626           264,977
  Accumulated other comprehensive income                               39,124            35,623
                                                                   ----------        ----------

                                    Total capital funds               573,000           500,850
                                                                   ----------        ----------

Total liabilities and capital funds                                $7,518,006        $6,831,024
                                                                   ==========        ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                Years ended December 31,
                                                   -----------------------------------------------
                                                      2001               2000             1999
                                                   -----------       ------------      -----------
Revenues:
  Premium income                                   $   503,560       $   236,174       $   189,448
  Net investment income                                483,261           454,863           462,215
  Realized capital gains (losses)                       55,478           (60,266)          (13,103)
                                                   -----------       -----------       -----------

                  Total revenues                     1,042,299           630,771           638,560
                                                   -----------       -----------       -----------
Benefits and expenses:
  Death and other benefits                             297,624           263,403           244,895
  Increase in future policy benefits
   and policyholder contract deposits                  500,715           280,852           239,635
  Acquisition and insurance expenses                   111,490            74,829            65,533
                                                   -----------       -----------       -----------

                  Total benefits and expenses          909,829           619,084           550,063
                                                   -----------       -----------       -----------

Income before income taxes                             132,470            11,687            88,497
                                                   -----------       -----------       -----------

Income taxes (benefits):
   Current                                              48,632            13,372            15,263
   Deferred                                             (2,052)           (8,833)           16,354
                                                   -----------       -----------       -----------

                  Total income taxes                    46,580             4,539            31,617
                                                   -----------       -----------       -----------

Net Income before cumulative effect                     85,890             7,148            56,880

Cumulative effect of accounting changes,
               net of tax                              (17,241)               --                --
                                                   -----------       -----------       -----------

Net income                                         $    68,649       $     7,148       $    56,880
                                                   ===========       ===========       ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                              Years ended December 31,
                                                   -----------------------------------------------
                                                       2001              2000             1999
                                                   -----------       -----------       -----------
Common stock

Balance at beginning of year                       $     3,225       $     3,225       $     3,225
                                                   -----------       -----------       -----------
Balance at end of year                                   3,225             3,225             3,225
                                                   -----------       -----------       -----------

Additional paid-in capital

Balance at beginning of year                           197,025           197,025           197,025
                                                   -----------       -----------       -----------
Balance at end of year                                 197,025           197,025           197,025
                                                   -----------       -----------       -----------

Retained earnings
Balance at beginning of year                           264,977           277,829           220,949
Net income                                              68,649             7,148            56,880
Dividends to stockholders                                   --           (20,000)               --
                                                   -----------       -----------       -----------
Balance at end of year                                 333,626           264,977           277,829
                                                   -----------       -----------       -----------
Accumulated other comprehensive income
  Balance at beginning of year                          35,623           (59,831)          194,918
  Unrealized appreciation (depreciation) of
       investments - net of reclassification
       adjustments                                       5,006           146,932          (400,842)
  Deferred income tax (expense) benefit on
       changes and future policy benefits               (1,505)          (51,478)          146,093
                                                   -----------       -----------       -----------

   Balance at end of year                               39,124            35,623           (59,831)
                                                   -----------       -----------       -----------

               Total capital funds                 $   573,000       $   500,850       $   418,248
                                                   ===========       ===========       ===========

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                     Years ended December 31,
                                                                        -----------------------------------------------
                                                                           2001              2000              1999
                                                                        -----------       -----------       -----------


Cash flows from operating activities:
  Net income                                                            $    68,649       $     7,148       $    56,880
                                                                        -----------       -----------       -----------

Adjustments to reconcile net income to net cash
  provided by operating activities:
 Non-cash revenues, expenses, gains and losses included in income:
 Change in insurance reserves                                               179,216           133,793            45,730
 Change in accounting principles                                             26,524                --                --
Change in premiums and insurance balances
  receivable and payable -net                                                (3,344)            4,662            (5,697)
 Change in reinsurance assets                                               155,870           (45,063)         (279,429)
 Change in deferred policy acquisition costs                                  2,552            (1,680)           (5,234)
 Change in investment income due and accrued                                 (7,491)           (6,861)             (799)
 Realized capital (gains) losses                                            (55,478)           60,266            13,103
 Change in current and deferred income taxes -net                           (16,076)             (295)            2,133
 Change in reserves for commissions, expenses and taxes                        (825)              568               135
 Change in other assets and liabilities - net                               (54,963)           35,850             2,969
                                                                        -----------       -----------       -----------
Total adjustments                                                           225,985           181,240          (227,089)
                                                                        -----------       -----------       -----------
 Net cash provided by (used in) operating activities                        294,634           188,388          (170,209)
                                                                        -----------       -----------       -----------

Cash flows from investing activities:
 Cost of fixed maturities, sold                                           1,684,605           281,411           913,262
 Cost of fixed maturities, matured or redeemed                              423,471           462,195           641,409
 Cost of equity securities sold                                              18,572             3,047             1,149
 Cost of real estate sold                                                     1,522             2,786                --
 Realized capital gains (losses)                                             53,778           (60,266)          (13,103)
 Purchase of fixed maturities                                            (3,053,470)         (848,607)       (1,815,447)
 Purchase of equity securities                                               (5,068)           (1,182)          (14,641)
 Purchase of real estate                                                    (23,799)               --                --
 Mortgage loans granted                                                     (20,175)         (108,183)          (64,782)
 Repayments of mortgage loans                                               109,270            96,067           148,799
 Change in policy loans                                                         269              (496)              296
 Change in short-term investments                                           (45,114)          120,260           108,799
 Change in other invested assets                                             16,324           (28,228)          (22,632)
 Other - net                                                                 10,134           (21,027)           (4,525)
                                                                        -----------       -----------       -----------
   Net cash used in investing activities                                   (829,682)         (102,223)         (121,416)
                                                                        -----------       -----------       -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                                   535,051           (66,401)          134,683
 Dividends to stockholders                                                       --           (20,000)               --
                                                                        -----------       -----------       -----------
   Net cash provided by financing activities                                535,051           (86,401)          134,683
                                                                        -----------       -----------       -----------

Change in cash                                                                    3              (236)         (156,942)
Cash at beginning of year                                                         9               245           157,187
                                                                        -----------       -----------       -----------
Cash at end of year                                                     $        12       $         9       $       245
                                                                        ===========       ===========       ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                           Years ended December 31,
                                                   -----------------------------------------
                                                     2001            2000            1999
                                                   --------       ---------       ----------
Comprehensive income

Net income                                         $ 68,649       $   7,148       $   56,880
                                                   --------       ---------       ----------

Other comprehensive income

Unrealized appreciation (depreciation) of
     investments - net of reclassification
    adjustments                                       2,590         146,932         (400,842)
 Changes due to deferred income tax
    (expense) benefit on changes in
    future policy benefits                             (659)        (51,478)         146,093
 Net derivative gains arising from cash flow
    hedging activities                                2,416              --               --
 Changes due to deferred income tax expense
    on changes in hedging activities                   (846)             --               --
                                                   --------       ---------       ----------

  Other comprehensive income (loss)                   3,501          95,454         (254,749)
                                                   --------       ---------       ----------

 Comprehensive income (loss)                       $ 72,150       $ 102,602       $ (197,869)
                                                   ========       =========       ==========

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

     (a) Basis of Presentation: American International Life Assurance Company of New York (the "Company") is a wholly owned subsidiary of American International Group, Inc. (the "Parent"). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident & health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in America Samoa, the Virgin Islands and Guam.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of New York. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  New Accounting Standards:

          In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FASB 138).

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

          On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk.


          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a loss of $17.2 million.


          In June 2001, FASB issued Statement of Financial Accounting Standard No. 141 "Business Combinations" (FASB 141). FASB 141 requires the
          Company to apply the purchase method of accounting for all acquisitions initiated after June 30, 2001.

          In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and other Intangible Assets" (FASB 142). FASB 142 requires the Company to discontinue the amortization of goodwill in its income statement.

          However, FASB 142 requires goodwill to be subject to an assessment of impairments on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. FASB 142 is effective for the year commencing January 1, 2002. The impact of the adoption of FASB 142, with respect to the Company's results of operations and financial condition is deemed insignificant.

2. Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $4,108,000 and $16,652,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2001 and 2000, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                          Years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------       --------       --------
                 Fixed maturities                                  $424,858       $398,501       $392,878
                 Equity securities                                    2,986          3,074          2,309
                 Mortgage loans                                      41,159         40,595         45,173
                 Real estate                                          4,297          1,979          2,113
                 Policy loans                                           752            742            750
                 Cash and short-term investments                      3,348          5,829          7,507
                 Other invested assets                               12,246          9,055         16,026
                                                                   --------       --------       --------
                        Total investment income                     489,646        459,775        466,756

                 Investment expenses                                  6,385          4,912          4,541
                                                                   --------       --------       --------

                        Net investment income                      $483,261       $454,863       $462,215
                                                                   ========       ========       ========

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2001, 2000 and 1999 are summarized below (in thousands):

                                                                          Years ended December 31,
                                                                  ---------------------------------------
                                                                     2001           2000          1999
                                                                  ---------      ---------      ---------
                 Realized gains (losses) on investments:
                 Fixed maturities                                 $  13,081      $ (57,820)     $ (15,407)
                 equity securities                                   17,722            340          1,702
                 Real Estate                                         (1,522)        (2,786)            --
                 Other invested assets                               26,526             --             --
                 Other                                                 (329)            --            602
                                                                  ---------      ---------      ---------
                 Realized gains (losses)                          $  55,478      $ (60,266)     $ (13,103)
                                                                  =========      =========      =========

                 Change in unrealized appreciation
                   (depreciation) of investments:
                 Fixed maturities                                 $  90,451      $  72,175      $(369,679)
                 Equity securities                                  (18,446)         5,341         (3,812)
                 Other invested assets                              (69,416)        69,416        (27,351)
                 Derivative assets                                    2,417             --             --
                                                                  ---------      ---------      ---------
                 Change in unrealized appreciation
                         (depreciation) of investments            $   5,006      $ 146,932      $(400,842)
                                                                  =========      =========      =========

          Proceeds from the sale of investments in fixed maturities during 2001, 2000 and 1999 were $1,684,605,000, $281,411,000 and $913,263,000, respectively.

          During 2001, 2000 and 1999, gross gains of $84,375,000, $4,565,000 and
          $8,369,000, respectively, and gross losses of $71,294,000, $62,385,000 and $23,776,000, respectively, were realized on dispositions of fixed maturities. The 2001 losses include writedowns of $24.8 million for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

          During 2001, 2000 and 1999,  gross gains of $17,722,000,  $340,000 and
          $1,712,000, respectively, and gross losses of $0, $0 and $10,000, respectively, were realized on dispositions of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments:

          At December 31, 2001 and 2000, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $1,012,000 and $19,335,000 and gross losses of $2,969,000 and
          $2,848,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  2001  and  2000  are  as  follows  (in
          thousands):

                                                                          Gross           Gross        Estimated
                                                       Amortized       Unrealized       Unrealized       Market
                        2001                              Cost            Gains           Losses         Value
                        ----                           ----------      ----------      ----------      ----------
                Fixed maturities:
                   U.S. Government and government
                       agencies and authorities        $   55,629      $    9,702      $        7      $   65,324
                   States, municipalities and
                       political subdivisions             279,902          18,289             479         297,712
                   All other corporate                  5,775,857         183,861         151,754       5,807,964
                                                       ----------      ----------      ----------      ----------

                Total fixed maturities                 $6,111,388      $  211,852      $  152,240      $6,171,000
                                                       ==========      ==========      ==========      ==========

                                                                          Gross           Gross        Estimated
                                                       Amortized       Unrealized       Unrealized       Market
                        2000                              Cost            Gains           Losses         Value
                        ----                           ----------      ----------      ----------      ----------
                Fixed maturities:
                   U.S. Government and government
                       agencies and authorities        $   70,479      $   21,557      $      --       $   92,036
                   States, municipalities and
                       political subdivisions             573,588          26,906             125         600,369
                   Foreign governments                      8,794             490              --           9,284
                   All other corporate                  4,545,335         121,556         201,223       4,465,668
                                                       ----------      ----------      ----------      ----------
                Total fixed maturities                 $5,198,196      $  170,509      $  201,348      $5,167,357
                                                       ==========      ==========      ==========      ==========

          The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2001, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     Estimated
                                                                   Amortized           Market
                                                                      Cost              Value
                                                                   ----------        ----------
Due in one year or less                                            $  319,090        $  324,929
Due after one year through five years                               1,751,608         1,769,951
Due after five years through ten years                              1,736,707         1,728,834
Due after ten years                                                 2,303,983         2,347,286
                                                                   ----------        ----------

                                                                   $6,111,388        $6,171,000
                                                                   ==========        ==========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2001 and 2000, the market value of the CMO portfolio was $1,085,543,000 and $775,942,000, respectively; the estimated amortized cost was approximately $1,067,915,000 in 2001 and $759,121,000 in 2000. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2001.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 2001 and
          2000, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $546,951,000 and $524,457,000, respectively, and an aggregate market value of $480,045,000 and $405,543,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following company exceeded 10% of the Company's total capital funds at December 31, 2001 (in thousands).

          Countrywide Home Loans                           $93,087
          Tower Funding                                     86,055
          Washington Mutual                                 69,920

3. Deferred Policy Acquisition Costs

          The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                Years ended December 31,
                                          ------------------------------------
                                            2001          2000          1999
                                          --------        -----        -------
Balance at beginning of year              $ 48,334       $46,655       $41,421
Acquisition costs deferred                   6,896         7,986         9,166
Amortization charged to income              (9,446)       (6,307)       (3,932)
                                          --------       -------       -------
Balance at end of year                    $ 45,784       $48,334       $46,655
                                          ========       =======       =======

4. Future Policy Benefits and Policyholder Contract Deposits

     (a) The analysis of the future policy benefits and policyholder contract deposits liabilities as at December 31, 2001 and 2000 follows (in thousands):

                                                              2001              2000
                                                           ----------        ----------
Future policy benefits:
Long duration contracts                                    $2,171,185        $1,963,603
Short duration contracts                                       31,527            26,427
                                                           ----------        ----------
                                                           $2,202,712        $1,990,030
                                                           ==========        ==========

Policyholder contract deposits:
Annuities                                                  $3,517,347        $2,875,838
Guaranteed investment contracts (GICs)                        533,379           653,004
Universal life                                                107,830           105,241
Corporate owned life insurance                                 29,294            27,717
Other investment contracts                                     22,674            13,672
                                                           ----------        ----------
                                                           $4,210,524        $3,675,472
                                                           ==========        ==========

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

          (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 1.5 percent.

     (c) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 4.0 percent to 8.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.4 percent to 7.6 percent and maturities range from 3 to 7 years.

          (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 6.2 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.0 percent to 6.7 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 2001, 2000 and 1999. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                                 Years ended December 31,
                           -----------------------------------------------------------------
                                  2001                    2000                   1999
                           -------------------     ------------------     ------------------
                                      Percent                 Percent               Percent
                                        of                      of                    of
                                      pre-tax                 pre-tax               pre-tax
                                     operating               operating             operating
                           Amount      Income      Amount      Income     Amount     Income
                           -------------------     ------------------     ------------------
"Expected" income tax
   expense                 $46,365       35.0%     $4,090       35.0%     $30,974      35.0%
State income tax               748        0.6         751        6.4          418       0.5
Other                         (533)      (0.4)       (302)      (2.6)         225       0.3
                           -------       ----      ------       ----      -------      ----
Actual income
   tax expense             $46,580       35.2%     $4,539       38.8%     $31,617      35.8%
                           =======       ====      ======       ====      =======      ====

     (b) The components of the net deferred tax asset were as follows (in thousands):

                                                               Years ended December 31,
                                                               ------------------------
                                                                 2001           2000
                                                                ------         ------
          Deferred tax assets:
            Adjustments to mortgage loans and
              investment income due and accrued                 $11,214        $ 8,050
            Adjustment to life policy reserves                   24,250         39,200
            Deferred policy acquisition costs                     1,287             --
            Fixed maturities premium                              9,716             --
            Other                                                 2,110            129
                                                                -------        -------
                                                                 48,577         47,379
                                                                -------        -------
          Deferred tax liabilities:
             Unrealized appreciation on investments             $30,232        $19,357
             Deferred policy acquisition costs                       --          2,361
             Fixed maturities discount                               --          8,457
             Other                                                5,386          4,792
                                                                -------        -------
                                                                 35,618         34,967
                                                                -------        -------

           Net deferred tax asset                               $12,959        $12,412
                                                                =======        =======

     (c) At December 31, 2001, accumulated earnings of the Company for Federal income tax purposes include approximately $2,879,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 2001, 2000, and 1999 amounted to $51,569,000, $3,413,000, and $28,174,000, respectively.

6. Commitments and Contingent Liabilities

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          The Company is a limited partner in the Chardon/Hato Rey Partnership (Puerto Rico). The partnership agreement requires the Company to make an additional capital contribution of up to $3,000,000 to cover construction cost overruns or operating deficits. Construction was completed in 1992 and the building is currently fully leased and profitable; therefore, no demands are foreseen.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2001, the Company's unused capital commitment was $955,000. Contributions totaling $24,090,000 have been made through December 31, 2001.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $3,000,000. Contributions totaling $3,000,000 have been made through December 31, 2001.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, LP. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2001.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors IV, L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $34,624,000 have been made through December 31, 2001.

          During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $7,037,000 have been made through December 31, 2001.

7. Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholder contract deposits: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

          2001
          ----
                                                         Fair                 Carrying
                                                         Value                 Amount
                                                      ----------             ----------
          Cash and short-term investments             $   68,632             $   68,632
          Fixed maturities                             6,171,000              6,171,000
          Equity securities                               22,556                 22,556
          Mortgage and policy loans                      421,518                393,693

          Policyholder contract deposits              $4,479,142             $4,210,524

          2000
          ----
                                                         Fair                 Carrying
                                                         Value                 Amount
                                                      ----------             ----------
          Cash and short-term investments             $   23,514             $   23,514
          Fixed maturities                             5,167,357              5,167,357
          Equity securities                               54,505                 54,505
          Mortgage and policy loans                      509,282                483,057

          Policyholder contract deposits              $3,769,539             $3,675,472

8. Capital Funds

     (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. There were no dividends paid in 2001 and 1999. During 2000, the Company paid dividends of $20,000,000 to its stockholders.

     (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $338,699,000 at December 31, 2001 and $358,209,000 at December 31, 2000. Statutory net (loss) income amounted to $(19,238,000), $(3,668,000) and $66,418,000 for 2001, 2000
          and 1999, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed and permitted by the New York Insurance Department. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes. Effective December 31, 2000, the Company implemented the Codification guidelines, resulting in an increase of $65.2 million in statutory surplus.

     (c)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $28,954,000, $(60,266,000), and $(13,103,000) for December 31, 2001,
          2000 and 1999, respectively.

9. Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2001, 2000 and 1999 were approximately $4,000, $11,000 and $153,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The plan assets exceeded the projected benefit obligations at December 31, 2001 by $101,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 2001, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $75,661,000 at December 31, 2001 and $77,027,000 at December 31, 2000.

     (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (e) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein.

10. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2001, the future minimum lease payments under operating leases were as follows:

                  Year                                 Payments
                  ----                                 --------
                  2002                                  $1,264
                  2003                                   1,129
                  2004                                     619
                  2005                                     342
                  2006                                      --
                  Later Years                               --
                                                        ------
                  Total                                 $3,354
                                                        ======

          Rent expense  approximated  $1,427,000,  $1,644,000 and $1,667,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

11. Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

December 31, 2001                                                                    Percentage
-----------------                                                                     of Amount
                                                                                       Assumed
                             Gross           Ceded         Assumed          Net         to Net
                             -----           -----         -------          ---      ------------
Life Insurance in Force    $38,290,767    $20,815,247    $21,274,270    $38,749,790      54.9%
                           ===========    ===========    ===========    ===========
Premiums:
  Life                         110,567          3,291          1,297        108,573       1.2%
  Accident and Health           27,368         13,050         25,370         39,688      63.9%
  Annuity                      355,299             --             --        355,299        --
                           -----------    -----------    -----------    -----------

Total Premiums             $   493,234    $    16,341    $    26,667    $   503,560       5.3%
                           ===========    ===========    ===========    ===========

December 31, 2000                                                                    Percentage
-----------------                                                                     of Amount
                                                                                       Assumed
                             Gross           Ceded         Assumed          Net         to Net
                             -----           -----         -------          ---      ------------
Life Insurance in Force    $35,128,181    $25,210,909    $25,384,029    $35,301,301      71.9%
                           ===========    ===========    ===========    ===========
Premiums:
  Life                         105,500          3,147            764        103,117       0.7%
Accident and Health             22,832         10,655         29,278         41,455      70.6%
  Annuity                       91,602             --             --         91,602        --
                           -----------    -----------    -----------    -----------

Total Premiums             $   219,934    $    13,802    $    30,042    $   236,174      12.7%
                           ===========    ===========    ===========    ===========

December 31, 1999                                                                    Percentage
-----------------                                                                     of Amount
                                                                                       Assumed
                             Gross           Ceded         Assumed          Net         to Net
                             -----           -----         -------          ---      ------------
Life Insurance in Force    $32,831,967    $   604,100    $     2,573    $32,230,440      --
                           ===========    ===========    ===========    ===========
Premiums:
  Life                          98,471          2,925             64         95,610       0.7%
Accident and Health             18,940          8,431         31,393         41,902      74.9%
  Annuity                       51,936             --             --         51,936        --
                           -----------    -----------    -----------    -----------

Total Premiums             $   169,347    $    11,356    $    31,457    $   189,448      16.6%
                           ===========    ===========    ===========    ===========

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $137,984,000, $19,191,000 and $287,073,000 respectively, for the years ended December 31, 2001, 2000 and 1999.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

12. Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $448,000 and $1,000, respectively, for the year ended December 31, 2001. Premium income and commission ceded for 2000 amounted to $539,000 and $0, respectively. Premium income and commission ceded for

          1999 amounted to $277,263,000 and $0, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $23,842,000 and $1,745,000, respectively, for 2001, compared to $24,434,000 and $691,000, respectively, for 2000, and $25,496,000 and
          $88,000, respectively, for 1999.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $6,056,000 in premiums relating to this business for 2001, $5,715,000 for 2000, and $5,366,000 for 1999.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2001, 2000 and 1999, the Company was charged $29,063,000, $32,138,000 and $27,700,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $34,536,000, $36,462,000 and $32,219,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) During 1999, the Company entered into a reinsurance treaty with Lexington Insurance Company whereby the Company ceded a block of Ordinary Life business and transferred cash and securities valued at $276,917,000.

13. Restructuring Charges

          In connection with the Parent's merger with America General during 2001, the Company has incurred $3.5 million in restructuring costs. These costs have been paid as of December 31, 2001.

14. Subsequent events

          Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15.7 million as of December 31, 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of
American International Life Assurance Company of New York
Variable Account A

In our opinion, the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account A (comprising eighty-three subaccounts, hereafter collectively referred to as "Variable Account A") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Variable Account A at December 31, 2001, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account A's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

March 15, 2002

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT A

                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2001

================================================================================

ASSETS:
  Investments at Market Value:

                                                                     Shares               Cost            Market Value
                                                                 --------------       ------------        ------------
AIM
  Capital Appreciation Fund ................................        21,881.711        $    676,032        $    475,271
  International Equity Fund ................................        14,820.390             340,238             220,972
Alliance
  Bernstein International Value Portfolio ..................         7,469.629              71,483              73,725
  Bernstein Real Estate Investment Portfolio ...............       236,013.293           2,429,295           2,714,154
  Bernstein Small Cap Value Portfolio ......................       101,511.463           1,081,547           1,134,898
  Bernstein Utility Income Portfolio .......................       366,268.847           7,282,694           6,160,642
  Bernstein Value Portfolio ................................       210,889.367           2,080,453           2,123,656
  Global Bond Portfolio ....................................       104,608.203           1,170,885           1,143,353
  Global Dollar Government Portfolio .......................       186,234.947           1,944,301           1,979,677
  Growth Portfolio .........................................     1,905,088.876          45,676,408          31,269,937
  Growth & Income Portfolio ................................     2,865,717.391          62,297,209          63,481,274
  High Yield Portfolio .....................................       243,963.992           2,002,272           1,832,170
  International Portfolio ..................................       569,750.906           9,614,962           6,660,388
  Money Market Portfolio ...................................    20,925,974.000          20,925,974          20,925,974
  North American Government Income Portfolio ...............       477,779.545           5,979,635           5,814,577
  Premier Growth Portfolio .................................     2,123,788.652          68,522,878          53,418,160
  Quasar Portfolio .........................................       787,104.344           9,367,792           7,878,947
  Technology Portfolio .....................................     1,737,740.102          51,261,934          29,952,674
  Total Return Portfolio ...................................       898,987.245          16,034,294          15,867,125
  U.S. Government/High Grade Securities Portfolio ..........       775,831.639           9,092,981           9,309,207
  Worldwide Privatization Portfolio ........................       428,386.572           7,449,259           5,217,750
Brinson
  Tactical Allocation Portfolio ............................        46,873.152             740,746             596,695
Dreyfus
  Small Company Stock Portfolio ............................        12,903.172             224,652             229,547
  Stock Index Fund .........................................        99,521.842           3,260,004           2,921,961
Fidelity
  Asset Manager Portfolio ..................................        75,843.675           1,237,902           1,100,492
  Contrafund Portfolio .....................................        30,049.081             744,309             604,888
  Growth Portfolio .........................................        99,692.796           4,415,495           3,350,724
  High Income Portfolio ....................................        47,754.634             511,493             306,107
  Investment Grade Bond Portfolio ..........................        48,750.721             602,522             629,859
  Money Market Portfolio ...................................     3,287,656.000           3,287,656           3,287,656
  Overseas Portfolio .......................................        10,844.622             201,130             150,544
Mercury HW
  International VIP Portfolio ..............................         1,995.935              22,466              19,341
Merrill Lynch
  Basic Value Focus Fund ...................................         5,909.955              79,094              79,607
  Core Bond Focus Fund .....................................         5,763.020              64,180              66,793
  Developing Capital Markets Fund ..........................           972.543               9,739               7,158
  Global Allocation Focus Fund .............................         3,912.272              52,330              38,106
  Global Growth Focus Fund .................................         1,100.661              12,795               9,807
  High Current Income Fund .................................         3,775.298              35,464              28,428
  Large Cap Core Focus Fund ................................           493.942              16,979              11,618
Van Eck
  Worldwide Emerging Markets Fund ..........................         1,710.617              17,864              13,924
  Worldwide Hard Assets Fund ...............................           749.811               9,124               8,015
                                                                                      ------------        ------------
  Total Investments ........................................                          $340,848,472        $281,115,803
     Total Assets ..........................................                                              $281,115,803
                                                                                                          ============

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
 CONTRACT HOLDERS:
  Accumulation Reserves ....................................                                              $280,831,495
  Annuity Reserves .........................................                                                   284,308
                                                                                                          ------------
                                                                                                          $281,115,803
                                                                                                          ============

                    See Accompanying Notes to Financial Statements

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT A

                           STATEMENT OF OPERATIONS
         For The Years Ended December 31, 2001 and December 31, 2000

                                                              2001                   AIM                     AIM
                                                              ----                 Capital              International
                                                                                 Appreciation              Equity
                                                             Total                   Fund                   Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $   23,400,253         $       38,297         $        6,567
Expenses:
  Mortality & Expense Risk Fees .................             4,030,122                  7,079                  2,912
  Daily Administrative Charges ..................               481,816                    850                    349
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................            18,888,315                 30,368                  3,306
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................             4,026,607                 11,567                (36,275)
  Change in Unrealized Appreciation
    (Depreciation) ..............................           (72,614,562)              (215,038)               (33,106)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................           (68,587,955)              (203,471)               (69,381)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $  (49,699,640)        $     (173,103)        $      (66,075)
                                                         ==============         ==============         ==============
                                                                                   Alliance              Alliance
                                                            Alliance              Bernstein              Bernstein
                                                           Bernstein                 Real                  Small
                                                         International              Estate                  Cap
                                                             Value                Investment               Value
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $            0         $       91,823         $            0
Expenses:
  Mortality & Expense Risk Fees .................                   131                 32,795                  2,812
  Daily Administrative Charges ..................                    16                  3,908                    337
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                  (147)                55,120                 (3,149)
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                   (44)               (38,651)               (10,643)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                 2,242                217,913                 53,351
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                 2,198                179,262                 42,708
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $        2,051         $      234,382         $       39,559
                                                         ==============         ==============         ==============

                                                            Alliance
                                                           Bernstein               Alliance               Alliance
                                                            Utility               Bernstein             Conservative
                                                             Income                 Value                 Investors
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      389,655         $            0         $    1,117,324
Expenses:
  Mortality & Expense Risk Fees .................               105,754                  4,256                 11,793
  Daily Administrative Charges ..................                12,685                    511                  1,415
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               271,216                 (4,767)             1,104,116
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               502,669                   (622)            (1,324,266)
  Change in Unrealized Appreciation
    (Depreciation) ..............................            (3,078,934)                43,203                174,129
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................            (2,576,265)                42,581             (1,150,137)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $   (2,305,049)        $       37,814         $      (46,021)
                                                         ==============         ==============         ==============
                                                                                   Alliance
                                                            Alliance                Global
                                                             Global                 Dollar                Alliance
                                                              Bond                Government               Growth
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $            0         $      222,591         $    5,974,703
Expenses:
  Mortality & Expense Risk Fees .................                17,813                 26,237                486,034
  Daily Administrative Charges ..................                 2,137                  3,148                 58,257
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               (19,950)               193,206              5,430,412
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               (18,492)              (187,137)               522,279
  Change in Unrealized Appreciation
    (Depreciation) ..............................                12,147                144,401            (18,309,643)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (6,345)               (42,736)           (17,787,364)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $      (26,295)        $      150,470         $  (12,356,952)
                                                         ==============         ==============         ==============

                                                            Alliance
                                                             Growth                Alliance               Alliance
                                                               &                    Growth                  High
                                                             Income               Investors                 Yield
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $    3,473,140         $      685,023         $      167,743
Expenses:
  Mortality & Expense Risk Fees .................               869,685                  4,628                 26,642
  Daily Administrative Charges ..................               103,384                    555                  3,200
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................             2,500,071                679,840                137,901
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................             2,007,383             (1,087,257)              (237,493)
  Change in Unrealized Appreciation
    (Depreciation) ..............................            (5,573,508)               351,883                134,413
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................            (3,566,125)              (735,374)              (103,080)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $   (1,066,054)        $      (55,534)        $       34,821
                                                         ==============         ==============         ==============
                                                                                                          Alliance
                                                                                                            North
                                                                                   Alliance               American
                                                            Alliance                Money                Government
                                                         International              Market                 Income
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      480,964         $      632,149         $      584,370
Expenses:
  Mortality & Expense Risk Fees .................                99,115                238,182                100,542
  Daily Administrative Charges ..................                11,827                 28,514                 12,041
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               370,022                365,453                471,787
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................              (504,151)                     0                 72,977
  Change in Unrealized Appreciation
    (Depreciation) ..............................            (2,235,651)                     0               (353,181)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................            (2,739,802)                     0               (280,204)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $   (2,369,780)        $      365,453         $      191,583
                                                         ==============         ==============         ==============

                                                            Alliance                                      Alliance
                                                            Premier                Alliance              Short-Term
                                                             Growth                 Quasar              Multi-Market
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $    3,672,372         $      295,330         $      111,272
Expenses:
  Mortality & Expense Risk Fees .................               819,199                109,616                    781
  Daily Administrative Charges ..................                97,861                 13,141                     92
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................             2,755,312                172,573                110,399
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................             4,114,704               (233,660)              (123,152)
  Change in Unrealized Appreciation
    (Depreciation) ..............................           (22,035,571)            (1,473,224)                14,190
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................           (17,920,867)            (1,706,884)              (108,962)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $  (15,165,555)        $   (1,534,311)        $        1,437
                                                         ==============         ==============         ==============
                                                                                                          Alliance
                                                                                                             US
                                                                                                         Government/
                                                                                   Alliance                 High
                                                            Alliance                Total                   Grade
                                                           Technology               Return               Securities
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $    3,075,384         $      853,830         $      347,982
Expenses:
  Mortality & Expense Risk Fees .................               460,484                226,374                109,083
  Daily Administrative Charges ..................                55,241                 27,107                 13,070
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................             2,559,659                600,349                225,829
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               783,080                170,087                 87,713
  Change in Unrealized Appreciation
    (Depreciation) ..............................           (16,204,643)              (779,810)               209,759
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................           (15,421,563)              (609,723)               297,472
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $  (12,861,904)        $       (9,374)        $      523,301
                                                         ==============         ==============         ==============

                                                            Alliance                                       Brinson
                                                           Worldwide               Brinson                 Global
                                                         Privatization             Balanced                Income
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      425,883         $        9,854         $            0
Expenses:
  Mortality & Expense Risk Fees .................                87,279                    425                    268
  Daily Administrative Charges ..................                10,474                     51                     36
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               328,130                  9,378                   (304)
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................              (385,185)               (11,869)                   651
  Change in Unrealized Appreciation
    (Depreciation) ..............................            (1,505,458)                 3,701                   (498)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................            (1,890,643)                (8,168)                   153
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $   (1,562,513)        $        1,210         $         (151)
                                                         ==============         ==============         ==============
                                                                                   Brinson
                                                            Brinson                 Growth                 Brinson
                                                              High                    &                   Tactical
                                                             Income                 Income               Allocation
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $        4,099         $        7,698         $       49,679
Expenses:
  Mortality & Expense Risk Fees .................                   566                    293                  7,859
  Daily Administrative Charges ..................                    68                     32                    942
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                 3,465                  7,373                 40,878
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               (25,850)                (8,704)                (5,691)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                17,979                    455               (135,525)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (7,871)                (8,249)              (141,216)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       (4,406)        $         (876)        $     (100,338)
                                                         ==============         ==============         ==============

                                                            Dreyfus
                                                             Small                 Dreyfus                Fidelity
                                                            Company                 Stock                   Asset
                                                             Stock                  Index                  Manager
                                                           Portfolio                 Fund                 Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $          211         $       50,841         $       60,256
Expenses:
  Mortality & Expense Risk Fees .................                 3,589                 41,458                 13,029
  Daily Administrative Charges ..................                   431                  4,973                  1,563
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                (3,809)                 4,410                 45,664
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                11,929                 93,196                (25,050)
  Change in Unrealized Appreciation
    (Depreciation) ..............................               (26,611)              (619,823)               (80,159)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................               (14,682)              (526,627)              (105,209)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $      (18,491)        $     (522,217)        $      (59,545)
                                                         ==============         ==============         ==============
                                                                                                          Fidelity
                                                            Fidelity               Fidelity                 High
                                                           Contrafund               Growth                 Income
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $       26,124         $      304,782         $       43,970
Expenses:
  Mortality & Expense Risk Fees .................                 9,011                 47,551                  4,193
  Daily Administrative Charges ..................                 1,081                  5,706                    503
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                16,032                251,525                 39,274
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               (18,986)               (19,076)               (26,849)
  Change in Unrealized Appreciation
    (Depreciation) ..............................              (108,018)            (1,119,505)               (57,119)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................              (127,004)            (1,138,581)               (83,968)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $     (110,972)        $     (887,056)        $      (44,694)
                                                         ==============         ==============         ==============

                                                            Fidelity
                                                           Investment              Fidelity
                                                             Grade                  Money                 Fidelity
                                                              Bond                  Market                Overseas
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $       30,525         $      128,013         $       23,889
Expenses:
  Mortality & Expense Risk Fees .................                 7,387                 39,327                  2,157
  Daily Administrative Charges ..................                   886                  4,710                    259
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                22,252                 83,976                 21,473
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                 2,395                      0                (16,955)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                14,014                      0                (50,187)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                16,409                      0                (67,142)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       38,661         $       83,976         $      (45,669)
                                                         ==============         ==============         ==============
                                                                                   Merrill                 Merrill
                                                            Mercury                 Lynch                   Lynch
                                                               HW                   Basic                   Core
                                                         International              Value                   Bond
                                                              VIP                   Focus                   Focus
                                                           Portfolio                 Fund                   Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $          904         $        4,675         $        3,737
Expenses:
  Mortality & Expense Risk Fees .................                   170                    976                    839
  Daily Administrative Charges ..................                    21                    117                    101
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                   713                  3,582                  2,797
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                   (18)                   (40)                    97
  Change in Unrealized Appreciation
    (Depreciation) ..............................                (3,125)                (1,375)                   472
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (3,143)                (1,415)                   569
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       (2,430)        $        2,167         $        3,366
                                                         ==============         ==============         ==============

                                                            Merrill                Merrill                 Merrill
                                                             Lynch                  Lynch                   Lynch
                                                           Developing               Global                 Global
                                                            Capital               Allocation               Growth
                                                            Markets                 Focus                   Focus
                                                              Fund                   Fund                   Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $           66         $          574         $          104
Expenses:
  Mortality & Expense Risk Fees .................                    87                    487                    135
  Daily Administrative Charges ..................                    10                     58                     16
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                   (31)                    29                    (47)
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ..................................                     (42)                  (229)                   (31)
  Change in Unrealized Appreciation
    (Depreciation) ............................                      78                 (4,100)                (3,040)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                    36                 (4,329)                (3,071)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $            5         $       (4,300)        $       (3,118)
                                                         ==============         ==============         ==============
                                                                                                           Merrill
                                                            Merrill                Merrill                  Lynch
                                                             Lynch                  Lynch                   Large
                                                              High              International                Cap
                                                            Current                 Equity                  Core
                                                             Income                 Focus                   Focus
                                                              Fund                   Fund                   Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $        3,092         $          348         $           97
Expenses:
  Mortality & Expense Risk Fees .................                   364                     92                    146
  Daily Administrative Charges ..................                    44                     11                     18
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                 2,684                    245                    (67)
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                   (86)                (6,681)                  (104)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                (1,887)                 4,248                   (936)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (1,973)                (2,433)                (1,040)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $          711         $       (2,188)        $       (1,107)
                                                         ==============         ==============         ==============

                                                            Van Eck                Van Eck
                                                           Worldwide              Worldwide
                                                            Emerging                 Hard
                                                            Markets                 Assets
                                                              Fund                   Fund
                                                         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $            0         $          313
Expenses:
  Mortality & Expense Risk Fees .................                   164                    323
  Daily Administrative Charges ..................                    20                     39
                                                         --------------         --------------
Net Investment Income (Loss) ....................                  (184)                   (49)
                                                         --------------         --------------
Realized & Unrealized Gain (Loss) on
  Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                  (104)                  (727)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                  (365)                (3,100)
                                                         --------------         --------------
  Net Gain (Loss) on Investments ................                  (469)                (3,827)
                                                         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $         (653)        $       (3,876)
                                                         ==============         ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                             2000                     AIM                   AIM
                                                             ----                   Capital            International
                                                                                 Appreciation              Equity
                                                             Total                   Fund                   Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $   29,527,656         $       20,323         $       18,747
Expenses:
  Mortality & Expense Risk Fees .................             5,196,461                  8,857                  4,367
  Daily Administrative Charges ..................               621,689                  1,063                    524
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................            23,709,506                 10,403                 13,856
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ..................................              26,127,052                 23,711                 49,252
  Change in Unrealized Appreciation
    (Depreciation) ............................             (91,727,883)              (154,590)              (172,381)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................           (65,600,831)              (130,879)              (123,129)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $  (41,891,325)        $     (120,476)        $     (109,273)
                                                         ==============         ==============         ==============
                                                                                                          Alliance
                                                            Alliance               Alliance                Growth
                                                             Money                  Premier                  &
                                                             Market                 Growth                 Income
                                                           Portfolio               Portfolio              Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      822,550         $    5,250,250         $    5,002,545
Expenses:
  Mortality & Expense Risk Fees .................               178,354              1,227,332                872,059
  Daily Administrative Charges ..................                21,402                146,646                103,687
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               622,794              3,876,272              4,026,799
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ..................................                       0              9,046,764              3,532,170
  Change in Unrealized Appreciation
    (Depreciation) ............................                       0            (31,124,910)               484,498
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                     0            (22,078,146)             4,016,668
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $      622,794         $  (18,201,874)        $    8,043,467
                                                         ==============         ==============         ==============

                                                                                   Alliance               Alliance
                                                            Alliance              Short-Term               Global
                                                          International          Multi-Market               Bond
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $    1,109,755         $       42,716         $       69,018
Expenses:
  Mortality & Expense Risk Fees .................               155,426                  6,179                 22,005
  Daily Administrative Charges ..................                18,536                    732                  2,639
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               935,793                 35,805                 44,374
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               479,036                (12,178)               (32,539)
  Change in Unrealized Appreciation
    (Depreciation) ..............................            (4,304,338)               (10,871)               (29,507)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................            (3,825,302)               (23,049)               (62,046)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $   (2,889,509)        $       12,756         $      (17,672)
                                                         ==============         ==============         ==============
                                                            Alliance
                                                               US                                         Alliance
                                                          Government/              Alliance                North
                                                              High                  Global                American
                                                             Grade                  Dollar               Government
                                                           Securities             Government               Income
                                                           Portfolio               Portfolio             Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      467,130         $      224,873         $      679,058
Expenses:
  Mortality & Expense Risk Fees .................                97,551                 22,980                 94,598
  Daily Administrative Charges ..................                11,697                  2,759                 11,357
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               357,882                199,134                573,103
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................              (112,815)              (111,766)               (51,457)
  Change in Unrealized Appreciation
    (Depreciation) ..............................               461,801                128,085                269,485
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................               348,986                 16,319                218,028
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $      706,868         $      215,453         $      791,131
                                                         ==============         ==============         ==============

                                                             Alliance              Alliance              Alliance
                                                             Utility             Conservative             Growth
                                                              Income               Investors             Investors
                                                            Portfolio              Portfolio             Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      547,928         $      864,114         $      634,533
Expenses:
  Mortality & Expense Risk Fees .................               109,892                 83,649                 34,240
  Daily Administrative Charges ..................                13,189                 10,043                  4,111
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               424,847                770,422                596,182
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               357,414                121,210                 12,209
  Change in Unrealized Appreciation
    (Depreciation) ..............................                63,353               (597,694)              (706,399)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................               420,767               (476,484)              (694,190)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $      845,614         $      293,938         $      (98,008)
                                                         ==============         ==============         ==============
                                                                                   Alliance               Alliance
                                                             Alliance                Total               Worldwide
                                                              Growth                Return             Privatization
                                                            Portfolio              Portfolio             Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $    6,400,948         $      914,440         $      827,067
Expenses:
  Mortality & Expense Risk Fees .................               787,904                134,810                148,824
  Daily Administrative Charges ..................                94,365                 16,131                 17,868
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................             5,518,679                763,499                660,375
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................             4,419,368                351,624                564,242
  Change in Unrealized Appreciation
    (Depreciation) ..............................           (22,202,339)               120,531             (4,468,051)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................           (17,782,971)               472,155             (3,903,809)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $  (12,264,292)        $    1,235,654         $   (3,243,434)
                                                         ==============         ==============         ==============

                                                                                                          Alliance
                                                                                                            Real
                                                            Alliance               Alliance                Estate
                                                           Technology               Quasar               Investment
                                                           Portfolio               Portfolio             Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $    3,802,021         $      349,464         $       85,105
Expenses:
  Mortality & Expense Risk Fees .................               794,434                142,466                 25,240
  Daily Administrative Charges ..................                95,376                 17,104                  3,013
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................             2,912,211                189,894                 56,852
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................             6,809,669                442,303                (67,962)
  Change in Unrealized Appreciation
    (Depreciation) ..............................           (25,513,026)            (1,549,304)               454,269
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................           (18,703,357)            (1,107,001)               386,307
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $  (15,791,146)        $     (917,107)        $      443,159
                                                         ==============         ==============         ==============
                                                                                                           Dreyfus
                                                            Alliance               Dreyfus                  Zero
                                                              High                  Stock                  Coupon
                                                             Yield                  Index                   2000
                                                           Portfolio                Fund                  Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      206,891         $      102,632         $        1,991
Expenses:
  Mortality & Expense Risk Fees .................                29,579                 50,519                    475
  Daily Administrative Charges ..................                 3,551                  6,065                     57
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               173,761                 46,048                  1,459
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................              (103,468)               135,817                   (546)
  Change in Unrealized Appreciation
    (Depreciation) ..............................              (206,424)              (635,787)                   688
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................              (309,892)              (499,970)                   142
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $     (136,131)        $     (453,922)        $        1,601
                                                         ==============         ==============         ==============

                                                            Dreyfus
                                                             Small                Fidelity                Fidelity
                                                            Company                 Money                  Asset
                                                             Stock                 Market                 Manager
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $          487         $      187,330         $      144,449
Expenses:
  Mortality & Expense Risk Fees .................                 3,607                 38,156                 16,077
  Daily Administrative Charges ..................                   433                  4,581                  1,930
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                (3,553)               144,593                126,442
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                 8,557                      0                 (8,533)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                 9,411                      0               (181,745)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                17,968                      0               (190,278)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       14,415         $      144,593         $      (63,836)
                                                         ==============         ==============         ==============
                                                                                                          Fidelity
                                                                                   Fidelity              Investment
                                                            Fidelity                 High                  Grade
                                                             Growth                 Income                  Bond
                                                           Portfolio               Portfolio             Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $      510,369         $       41,596         $       40,119
Expenses:
  Mortality & Expense Risk Fees .................                64,950                  6,799                  7,370
  Daily Administrative Charges ..................                 7,798                    816                    885
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................               437,621                 33,981                 31,864
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................               270,409                (66,987)                (3,339)
  Change in Unrealized Appreciation
    (Depreciation) ..............................            (1,428,250)               (99,416)                25,208
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................            (1,157,841)              (166,403)                21,869
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $     (720,220)        $     (132,422)        $       53,733
                                                         ==============         ==============         ==============

                                                                                                          Merrill
                                                                                                           Lynch
                                                                                                           Basic
                                                            Fidelity               Fidelity                Value
                                                            Overseas              Contrafund               Focus
                                                           Portfolio               Portfolio                Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $       31,500         $       75,260         $        7,969
Expenses:
  Mortality & Expense Risk Fees .................                 3,603                  8,947                    892
  Daily Administrative Charges ..................                   433                  1,074                    107
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                27,464                 65,239                  6,970
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                23,051                 23,239                    (17)
  Change in Unrealized Appreciation
    (Depreciation) ..............................              (116,985)              (147,655)                   790
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................               (93,934)              (124,416)                   773
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $      (66,470)        $      (59,177)        $        7,743
                                                         ==============         ==============         ==============
                                                            Merrill                Merrill                Merrill
                                                             Lynch                  Lynch                  Lynch
                                                           Developing              Global                  Global
                                                            Capital                Growth                 Strategy
                                                            Markets                 Focus                  Focus
                                                              Fund                  Fund                    Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $           69         $          913         $        6,475
Expenses:
  Mortality & Expense Risk Fees .................                   116                    187                    571
  Daily Administrative Charges ..................                    14                     22                     69
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                   (61)                   704                  5,835
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on
Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                    (9)                    44                    (14)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                (2,955)                (3,245)               (11,002)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (2,964)                (3,201)               (11,016)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       (3,025)        $       (2,497)        $       (5,181)
                                                         ==============         ==============         ==============

                                                            Merrill                 Merrill
                                                             Lynch                   Lynch                Merrill
                                                             High                International             Lynch
                                                           Current                  Equity                 Prime
                                                            Income                   Focus                  Bond
                                                             Fund                    Fund                   Fund
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $        2,945         $        1,467         $        3,610
Expenses:
  Mortality & Expense Risk Fees .................                   367                    334                    686
  Daily Administrative Charges ..................                    44                     40                     82
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                 2,534                  1,093                  2,842
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                   (30)                    54                     (7)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                (5,039)                (6,566)                 2,422
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (5,069)                (6,512)                 2,415
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       (2,535)        $       (5,419)        $        5,257
                                                         ==============         ==============         ==============
                                                            Merrill                                       Mitchell
                                                             Lynch                 Mitchell               Hutchins
                                                            Quality                Hutchins                Global
                                                             Equity                Balanced                Income
                                                             Fund                 Portfolio               Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $        3,824         $        5,459         $          862
Expenses:
  Mortality & Expense Risk Fees .................                   178                    463                    344
  Daily Administrative Charges ..................                    21                     56                     41
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                 3,625                  4,940                    477
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                    10                   (174)                   (86)
  Change in Unrealized Appreciation
    (Depreciation) ..............................                (5,224)                (5,016)                   547
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                (5,214)                (5,190)                   461
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       (1,589)        $         (250)        $          938
                                                         ==============         ==============         ==============

                                                                                   Mitchell
                                                            Mitchell               Hutchins               Mitchell
                                                            Hutchins                Growth                Hutchins
                                                              High                     &                  Tactical
                                                             Income                 Income               Allocation
                                                           Portfolio               Portfolio             Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $        6,260         $        1,224         $       11,236
Expenses:
  Mortality & Expense Risk Fees .................                   651                    224                  6,841
  Daily Administrative Charges ..................                    78                     27                    820
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                 5,531                    973                  3,575
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                  (677)                    19                  2,095
  Change in Unrealized Appreciation
    (Depreciation) ..............................               (14,317)                (1,749)               (23,221)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................               (14,994)                (1,730)               (21,126)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $       (9,463)        $         (757)        $      (17,551)
                                                         ==============         ==============         ==============
                                                            Van Eck                Van Eck                 WP&G
                                                           Worldwide              Worldwide              Tomorrow
                                                              Hard                Emerging                 Short
                                                             Assets                Markets                  Term
                                                              Fund                  Fund                 Portfolio
                                                         --------------         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $          134         $            0         $            0
Expenses:
  Mortality & Expense Risk Fees .................                   258                    208                  1,877
  Daily Administrative Charges ..................                    31                     25                    225
                                                         --------------         --------------         --------------
Net Investment Income (Loss) ....................                  (155)                  (233)                (2,102)
                                                         --------------         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                   530                    213                 12,310
  Change in Unrealized Appreciation
    (Depreciation) ..............................                 1,476                 (7,886)                (5,040)
                                                         --------------         --------------         --------------
  Net Gain (Loss) on Investments ................                 2,006                 (7,673)                 7,270
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $        1,851         $       (7,906)        $        5,168
                                                         ==============         ==============         ==============

                                                              WP&G                   WP&G
                                                            Tomorrow               Tomorrow
                                                             Medium                  Long
                                                              Term                   Term
                                                           Portfolio               Portfolio
                                                         --------------         --------------
Investment Income (Loss):
  Dividends .....................................        $            0         $            0
Expenses:
  Mortality & Expense Risk Fees .................                   789                    226
  Daily Administrative Charges ..................                    95                     27
                                                         --------------         --------------
Net Investment Income (Loss) ....................                  (884)                  (253)
                                                         --------------         --------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................                10,740                  3,596
  Change in Unrealized Appreciation
    (Depreciation) ..............................                (6,967)                (2,548)
                                                         --------------         --------------
  Net Gain (Loss) on Investments ................                 3,773                  1,048
                                                         --------------         --------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................        $        2,889         $          795
                                                         ==============         ==============

           See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                             2001
                                                             ----                    AIM                    AIM
                                                                                   Capital             International
                                                                                 Appreciation              Equity
                                                             Total                   Fund                   Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $   18,888,315         $       30,368         $        3,306
  Realized Gain (Loss) on Investment Activity ...             4,026,607                 11,567                (36,275)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............           (72,614,562)              (215,038)               (33,106)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................           (49,699,640)              (173,103)               (66,075)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................            22,641,256                 29,936                 21,358
  Administrative Charges ........................              (193,974)                  (552)                  (406)
  Transfers .....................................             1,802,181                (41,000)                 8,780
  Contract Withdrawals ..........................           (61,862,211)               (34,348)               (19,521)
  Deferred Sales Charges ........................              (958,261)                (1,222)                  (332)
  Death Benefits ................................            (1,955,570)                     0                      0
  Annuity Payments ..............................               (75,946)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................           (40,602,525)               (47,186)                 9,879
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........           (90,302,165)              (220,289)               (56,196)
Net Assets, at Beginning of Year ................           371,417,968                695,560                277,168
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $  281,115,803         $      475,271         $      220,972
                                                         ==============         ==============         ==============
                                                                                   Alliance               Alliance
                                                           Alliance               Bernstein              Bernstein
                                                           Bernstein                 Real                  Small
                                                         International              Estate                  Cap
                                                             Value                Investment               Value
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $         (147)        $       55,120         $       (3,149)
  Realized Gain (Loss) on Investment Activity ...                   (44)               (38,651)               (10,643)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                 2,242                217,913                 53,351
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                 2,051                234,382                 39,559
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                67,356                301,686                307,607
  Administrative Charges ........................                    (5)                (1,193)                  (137)
  Transfers .....................................                 4,323                179,541                803,582
  Contract Withdrawals ..........................                     0               (466,564)               (15,713)
  Deferred Sales Charges ........................                     0                (11,079)                     0
  Death Benefits ................................                     0                 (2,370)                     0
  Annuity Payments ..............................                     0                   (223)                     0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                71,674                   (202)             1,095,339
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                73,725                234,180              1,134,898
Net Assets, at Beginning of Year ................                     0              2,479,974                      0
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       73,725         $    2,714,154         $    1,134,898
                                                         ==============         ==============         ==============

                                                           Alliance
                                                           Bernstein               Alliance               Alliance
                                                            Utility               Bernstein             Conservative
                                                            Income                  Value                Investors
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      271,216         $       (4,767)        $    1,104,116
  Realized Gain (Loss) on Investment Activity ...               502,669                   (622)            (1,324,266)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............            (3,078,934)                43,203                174,129
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................            (2,305,049)                37,814                (46,021)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             1,309,671                528,330                      0
  Administrative Charges ........................                (3,873)                  (322)                  (220)
  Transfers .....................................              (415,462)             1,580,428             (6,200,862)
  Contract Withdrawals ..........................            (1,884,331)               (22,578)               (16,460)
  Deferred Sales Charges ........................               (15,931)                   (16)                   (98)
  Death Benefits ................................               (78,820)                     0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (1,088,746)             2,085,842             (6,217,640)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (3,393,795)             2,123,656             (6,263,661)
Net Assets, at Beginning of Year ................             9,554,437                      0              6,263,661
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    6,160,642         $    2,123,656         $            0
                                                         ==============         ==============         ==============
                                                                                   Alliance
                                                            Alliance                Global
                                                             Global                 Dollar                Alliance
                                                              Bond                Government               Growth
                                                            Portfolio             Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      (19,950)        $      193,206         $    5,430,412
  Realized Gain (Loss) on Investment Activity ...               (18,492)              (187,137)               522,279
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                12,147                144,401            (18,309,643)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................               (26,295)               150,470            (12,356,952)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                53,105                 52,049              1,718,385
  Administrative Charges ........................                  (616)                (1,003)               (24,436)
  Transfers .....................................               (47,246)                18,336             (2,500,227)
  Contract Withdrawals ..........................              (437,053)              (158,365)            (6,983,635)
  Deferred Sales Charges ........................                (4,549)                (1,456)               (87,157)
  Death Benefits ................................               (15,144)               (30,378)              (225,270)
  Annuity Payments ..............................                  (397)                     0                 (6,934)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................              (451,900)              (120,817)            (8,109,274)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (478,195)                29,653            (20,466,226)
Net Assets, at Beginning of Year ................             1,621,548              1,950,024             51,736,163
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    1,143,353         $    1,979,677         $   31,269,937
                                                         ==============         ==============         ==============

                                                            Alliance
                                                             Growth                Alliance               Alliance
                                                                &                   Growth                  High
                                                             Income               Investors                Yield
                                                            Portfolio             Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $    2,500,071         $      679,840         $      137,901
  Realized Gain (Loss) on Investment Activity ...             2,007,383             (1,087,257)              (237,493)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............            (5,573,508)               351,883                134,413
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................            (1,066,054)               (55,534)                34,821
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             3,607,041                      0                327,691
  Administrative Charges ........................               (39,302)                  (132)                (1,214)
  Transfers .....................................             1,528,497             (2,382,286)                 6,063
  Contract Withdrawals ..........................           (11,833,917)               (15,953)              (590,268)
  Deferred Sales Charges ........................              (163,541)                  (266)               (18,278)
  Death Benefits ................................              (314,059)                     0               (128,468)
  Annuity Payments ..............................                (4,132)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (7,219,413)            (2,398,637)              (404,474)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (8,285,467)            (2,454,171)              (369,653)
Net Assets, at Beginning of Year ................            71,766,741              2,454,171              2,201,823
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   63,481,274         $            0         $    1,832,170
                                                         ==============         ==============         ==============
                                                                                                         Alliance
                                                                                                           North
                                                                                   Alliance               American
                                                            Alliance                Money                Government
                                                          International             Market                 Income
                                                            Portfolio             Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      370,022         $      365,453         $      471,787
  Realized Gain (Loss) on Investment Activity ...              (504,151)                     0                 72,977
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............            (2,235,651)                     0               (353,181)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................            (2,369,780)               365,453                191,583
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................               578,705              4,362,781                413,416
  Administrative Charges ........................                (4,852)               (12,657)                (4,231)
  Transfers .....................................              (462,355)            10,019,898               (743,495)
  Contract Withdrawals ..........................            (1,318,287)            (9,100,204)            (1,458,383)
  Deferred Sales Charges ........................               (13,651)              (146,706)               (20,414)
  Death Benefits ................................               (85,203)               (66,534)              (293,314)
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (1,305,643)             5,056,578             (2,106,421)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (3,675,423)             5,422,031             (1,914,838)
Net Assets, at Beginning of Year ................            10,335,811             15,503,943              7,729,415
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    6,660,388         $   20,925,974         $    5,814,577
                                                         ==============         ==============         ==============

                                                            Alliance                                      Alliance
                                                             Premier               Alliance              Short-Term
                                                             Growth                 Quasar              Multi-Market
                                                            Portfolio             Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $    2,755,312         $      172,573         $      110,399
  Realized Gain (Loss) on Investment Activity ...             4,114,704               (233,660)              (123,152)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............           (22,035,571)            (1,473,224)                14,190
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................           (15,165,555)            (1,534,311)                 1,437
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             3,331,236                305,383                      0
  Administrative Charges ........................               (41,407)                (4,669)                   (16)
  Transfers .....................................            (5,808,810)              (383,257)              (409,315)
  Contract Withdrawals ..........................            (9,270,654)            (1,420,101)                  (913)
  Deferred Sales Charges ........................              (122,834)               (39,003)                   (12)
  Death Benefits ................................              (295,408)               (61,999)                     0
  Annuity Payments ..............................                (2,940)               (14,656)                     0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................           (12,210,817)            (1,618,302)              (410,256)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........           (27,376,372)            (3,152,613)              (408,819)
Net Assets, at Beginning of Year ................            80,794,532             11,031,560                408,819
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   53,418,160         $    7,878,947         $            0
                                                         ==============         ==============         ==============
                                                                                                          Alliance
                                                                                                             US
                                                                                                         Government/
                                                                                  Alliance                  High
                                                            Alliance                Total                   Grade
                                                           Technology               Return                Securities
                                                            Portfolio             Portfolio               Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $    2,559,659         $      600,349         $      225,829
  Realized Gain (Loss) on Investment Activity ...               783,080                170,087                 87,713
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............           (16,204,643)              (779,810)               209,759
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................           (12,861,904)                (9,374)               523,301
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             1,938,193              1,207,323                748,916
  Administrative Charges ........................               (24,508)                (9,792)                (4,309)
  Transfers .....................................            (3,560,585)             7,284,408              3,880,358
  Contract Withdrawals ..........................            (4,179,669)            (5,288,060)            (3,578,476)
  Deferred Sales Charges ........................               (85,105)               (70,730)               (70,913)
  Death Benefits ................................              (141,685)               (64,974)               (26,120)
  Annuity Payments ..............................                (9,973)                     0                   (219)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (6,063,332)             3,058,175                949,237
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........           (18,925,236)             3,048,801              1,472,538
Net Assets, at Beginning of Year ................            48,877,910             12,818,324              7,836,669
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   29,952,674         $   15,867,125         $    9,309,207
                                                         ==============         ==============         ==============

                                                            Alliance                                       Brinson
                                                            Worldwide               Brinson                 Global
                                                          Privatization             Balanced                Income
                                                            Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      328,130         $        9,378         $         (304)
  Realized Gain (Loss) on Investment Activity ...              (385,185)               (11,869)                   651
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............            (1,505,458)                 3,701                   (498)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................            (1,562,513)                 1,210                   (151)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................               291,116                      0                      0
  Administrative Charges ........................                (4,346)                   (49)                   (20)
  Transfers .....................................            (1,190,748)               (41,271)               (25,450)
  Contract Withdrawals ..........................            (1,278,771)                     0                 (2,091)
  Deferred Sales Charges ........................               (21,942)                     0                      0
  Death Benefits ................................               (37,121)                     0                      0
  Annuity Payments ..............................                  (300)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (2,242,112)               (41,320)               (27,561)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (3,804,625)               (40,110)               (27,712)
Net Assets, at Beginning of Year ................             9,022,375                 40,110                 27,712
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    5,217,750         $            0         $            0
                                                         ==============         ==============         ==============
                                                                                   Brinson
                                                             Brinson                Growth                Brinson
                                                              High                    &                   Tactical
                                                             Income                 Income               Allocation
                                                            Portfolio             Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $        3,465         $        7,373         $       40,878
  Realized Gain (Loss) on Investment Activity ...               (25,850)                (8,704)                (5,691)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                17,979                    455               (135,525)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                (4,406)                  (876)              (100,338)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0                 57,039
  Administrative Charges ........................                   (43)                   (33)                  (817)
  Transfers .....................................               (50,577)               (26,518)                27,372
  Contract Withdrawals ..........................                (2,265)                  (472)               (22,737)
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................               (52,885)               (27,023)                60,857
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........               (57,291)               (27,899)               (39,481)
Net Assets, at Beginning of Year ................                57,291                 27,899                636,176
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $            0         $            0         $      596,695
                                                         ==============         ==============         ==============

                                                             Dreyfus
                                                              Small                Dreyfus               Fidelity
                                                             Company                Stock                  Asset
                                                              Stock                 Index                 Manager
                                                            Portfolio               Fund                 Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $       (3,809)        $        4,410         $       45,664
  Realized Gain (Loss) on Investment Activity ...                11,929                 93,196                (25,050)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............               (26,611)              (619,823)               (80,159)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................               (18,491)              (522,217)               (59,545)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                 1,213                 50,562                 44,595
  Administrative Charges ........................                  (152)                (2,267)                  (658)
  Transfers .....................................               (66,829)              (343,920)               110,097
  Contract Withdrawals ..........................               (18,353)              (185,965)               (80,768)
  Deferred Sales Charges ........................                  (162)                (4,915)                (1,801)
  Death Benefits ................................                     0                 (8,294)               (16,552)
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................               (84,283)              (494,799)                54,913
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (102,774)            (1,017,016)                (4,632)
Net Assets, at Beginning of Year ................               332,321              3,938,977              1,105,124
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $      229,547         $    2,921,961         $    1,100,492
                                                         ==============         ==============         ==============
                                                                                                          Fidelity
                                                            Fidelity               Fidelity                 High
                                                           Contrafund               Growth                 Income
                                                            Portfolio             Portfolio               Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $       16,032         $      251,525         $       39,274
  Realized Gain (Loss) on Investment Activity ...               (18,986)               (19,076)               (26,849)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............              (108,018)            (1,119,505)               (57,119)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................              (110,972)              (887,056)               (44,694)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                29,531                 62,581                  2,104
  Administrative Charges ........................                  (787)                (2,584)                  (192)
  Transfers .....................................              (100,966)              (418,679)                 1,498
  Contract Withdrawals ..........................                (7,942)              (145,349)                (8,427)
  Deferred Sales Charges ........................                  (207)                (3,594)                     0
  Death Benefits ................................                     0                      0                 (5,951)
  Annuity Payments ..............................                     0                (24,843)                     0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................               (80,371)              (532,468)               (10,968)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (191,343)            (1,419,524)               (55,662)
Net Assets, at Beginning of Year ................               796,231              4,770,248                361,769
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $      604,888         $    3,350,724         $      306,107
                                                         ==============         ==============         ==============

                                                            Fidelity
                                                           Investment              Fidelity
                                                              Grade                 Money                 Fidelity
                                                              Bond                  Market                Overseas
                                                            Portfolio             Portfolio               Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $       22,252         $       83,976         $       21,473
  Realized Gain (Loss) on Investment Activity ...                 2,395                      0                (16,955)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                14,014                      0                (50,187)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                38,661                 83,976                (45,669)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                891,845                      0
  Administrative Charges ........................                  (325)                (1,441)                  (117)
  Transfers .....................................                57,257              1,489,764                 19,169
  Contract Withdrawals ..........................               (24,560)            (1,951,876)               (21,592)
  Deferred Sales Charges ........................                   (80)               (51,743)                  (375)
  Death Benefits ................................                     0                (57,906)                     0
  Annuity Payments ..............................                     0                      0                (11,329)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                32,292                318,643                (14,244)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                70,953                402,619                (59,913)
Net Assets, at Beginning of Year ................               558,906              2,885,037                210,457
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $      629,859         $    3,287,656         $      150,544
                                                         ==============         ==============         ==============
                                                                                   Merrill                Merrill
                                                             Mercury                Lynch                  Lynch
                                                               HW                   Basic                   Core
                                                          International             Value                   Bond
                                                               VIP                  Focus                  Focus
                                                            Portfolio                Fund                   Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $          713         $        3,582         $        2,797
  Realized Gain (Loss) on Investment Activity ...                   (18)                   (40)                    97
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                (3,125)                (1,375)                   472
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                (2,430)                 2,167                  3,366
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0                      0
  Administrative Charges ........................                   (17)                   (79)                   (50)
  Transfers .....................................                21,788                      0                 (1,304)
  Contract Withdrawals ..........................                     0                      0                   (543)
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                21,771                    (79)                (1,897)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                19,341                  2,088                  1,469
Net Assets, at Beginning of Year ................                     0                 77,519                 65,324
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       19,341         $       79,607         $       66,793
                                                         ==============         ==============         ==============

                                                             Merrill               Merrill                Merrill
                                                              Lynch                 Lynch                  Lynch
                                                           Developing               Global                 Global
                                                             Capital              Allocation               Growth
                                                             Markets                Focus                  Focus
                                                              Fund                   Fund                   Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $          (31)        $           29         $          (47)
  Realized Gain (Loss) on Investment Activity ...                   (42)                  (229)                   (31)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                    78                 (4,100)                (3,040)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                     5                 (4,300)                (3,118)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0                      0
  Administrative Charges ........................                    (8)                   (37)                   (10)
  Transfers .....................................                     0                      0                      0
  Contract Withdrawals ..........................                     0                      0                      0
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                    (8)                   (37)                   (10)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                    (3)                (4,337)                (3,128)
Net Assets, at Beginning of Year ................                 7,161                 42,443                 12,935
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $        7,158         $       38,106         $        9,807
                                                         ==============         ==============         ==============
                                                                                                          Merrill
                                                             Merrill                Merrill                Lynch
                                                              Lynch                  Lynch                 Large
                                                              High               International              Cap
                                                             Current                 Equity                 Core
                                                             Income                  Focus                 Focus
                                                              Fund                    Fund                  Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $        2,684         $          245         $          (67)
  Realized Gain (Loss) on Investment Activity ...                   (86)                (6,681)                  (104)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                (1,887)                 4,248                   (936)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                   711                 (2,188)                (1,107)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0                      0
  Administrative Charges ........................                   (28)                    (7)                   (11)
  Transfers .....................................                     0                (21,789)                     0
  Contract Withdrawals ..........................                     0                      0                      0
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                   (28)               (21,796)                   (11)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                   683                (23,984)                (1,118)
Net Assets, at Beginning of Year ................                27,745                 23,984                 12,736
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       28,428         $            0         $       11,618
                                                         ==============         ==============         ==============

                                                             Van Eck                Van Eck
                                                            Worldwide              Worldwide
                                                            Emerging                  Hard
                                                             Markets                 Assets
                                                              Fund                    Fund
                                                         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $         (184)        $          (49)
  Realized Gain (Loss) on Investment Activity ...                  (104)                  (727)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                  (365)                (3,100)
                                                         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                  (653)                (3,876)
                                                         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                   500                      0
  Administrative Charges ........................                   (18)                   (26)
  Transfers .....................................                 3,973                      0
  Contract Withdrawals ..........................                     0                (17,047)
  Deferred Sales Charges ........................                     0                   (149)
  Death Benefits ................................                     0                      0
  Annuity Payments ..............................                     0                      0
                                                         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                 4,455                (17,222)
                                                         --------------         --------------
Total Increase (Decrease) in Net Assets .........                 3,802                (21,098)
Net Assets, at Beginning of Year ................                10,122                 29,113
                                                         --------------         --------------
Net Assets, at End of Year ......................        $       13,924         $        8,015
                                                         ==============         ==============

    See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                              2000
                                                              ----                   AIM                    AIM
                                                                                    Capital             International
                                                                                 Appreciation              Equity
                                                              Total                  Fund                   Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $   23,709,506         $       10,403         $       13,856
  Realized Gain (Loss) on Investment Activity ...            26,127,052                 23,711                 49,252
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............           (91,727,883)              (154,590)              (172,381)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................           (41,891,325)              (120,476)              (109,273)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................            57,843,004                116,738                127,194
  Administrative Charges ........................              (167,865)                  (214)                  (210)
  Transfers .....................................             2,436,604                248,468                 (5,921)
  Contract Withdrawals ..........................           (49,877,046)               (22,375)              (112,954)
  Deferred Sales Charges ........................              (975,674)                  (711)                (3,746)
  Death Benefits ................................            (3,038,701)                     0                      0
  Annuity Payments ..............................               (98,704)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................             6,121,618                341,906                  4,363
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........           (35,769,707)               221,430               (104,910)
Net Assets, at Beginning of Year ................           407,187,675                474,130                382,078
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $  371,417,968         $      695,560         $      277,168
                                                         ==============         ==============         ==============
                                                                                                          Alliance
                                                            Alliance                Alliance               Growth
                                                             Money                  Premier                  &
                                                             Market                  Growth                Income
                                                           Portfolio               Portfolio             Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      622,794         $    3,876,272         $    4,026,799
  Realized Gain (Loss) on Investment Activity ...                     0              9,046,764              3,532,170
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                     0            (31,124,910)               484,498
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................               622,794            (18,201,874)             8,043,467
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             6,556,221             13,616,978              7,035,605
  Administrative Charges ........................                (8,186)               (40,053)               (29,105)
  Transfers .....................................            (5,339,096)              (974,030)            (1,658,985)
  Contract Withdrawals ..........................            (3,452,057)           (12,057,127)           (10,666,096)
  Deferred Sales Charges ........................               (64,867)              (223,977)              (262,722)
  Death Benefits ................................              (350,246)              (680,958)              (863,857)
  Annuity Payments ..............................                     0                 (3,277)                (3,243)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (2,658,231)              (362,444)            (6,448,403)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (2,035,437)           (18,564,318)             1,595,064
Net Assets, at Beginning of Year ................            17,539,380             99,358,850             70,171,677
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   15,503,943         $   80,794,532         $   71,766,741
                                                         ==============         ==============         ==============

                                                                                   Alliance               Alliance
                                                             Alliance             Short-Term               Global
                                                          International          Multi-Market               Bond
                                                            Portfolio             Portfolio               Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      935,793         $       35,805         $       44,374
  Realized Gain (Loss) on Investment Activity ...               479,036                (12,178)               (32,539)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............            (4,304,338)               (10,871)               (29,507)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................            (2,889,509)                12,756                (17,672)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             1,696,260                      0                 30,914
  Administrative Charges ........................                (4,948)                  (175)                  (538)
  Transfers .....................................               586,954                (40,223)              (126,108)
  Contract Withdrawals ..........................            (1,669,398)              (177,185)              (187,818)
  Deferred Sales Charges ........................               (20,432)                (4,575)                (2,421)
  Death Benefits ................................              (244,786)                     0                (14,370)
  Annuity Payments ..............................                     0                      0                   (410)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................               343,650               (222,158)              (300,751)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (2,545,859)              (209,402)              (318,423)
Net Assets, at Beginning of Year ................            12,881,670                618,221              1,939,971
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   10,335,811         $      408,819         $    1,621,548
                                                         ==============         ==============         ==============
                                                           Alliance
                                                              US                                          Alliance
                                                          Government/              Alliance                North
                                                             High                   Global                American
                                                             Grade                  Dollar               Government
                                                          Securities              Government               Income
                                                           Portfolio               Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      357,882         $      199,134         $      573,103
  Realized Gain (Loss) on Investment Activity ...              (112,815)              (111,766)               (51,457)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............               461,801                128,085                269,485
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................               706,868                215,453                791,131
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................               284,325                173,116                666,031
  Administrative Charges ........................                (2,943)                  (810)                (3,308)
  Transfers .....................................              (925,676)                31,210                430,043
  Contract Withdrawals ..........................            (1,140,345)              (190,443)              (718,006)
  Deferred Sales Charges ........................               (17,563)                (2,628)                (9,895)
  Death Benefits ................................               (93,709)               (15,533)               (78,311)
  Annuity Payments ..............................                  (209)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (1,896,120)                (5,088)               286,554
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........            (1,189,252)               210,365              1,077,685
Net Assets, at Beginning of Year ................             9,025,921              1,739,659              6,651,730
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    7,836,669         $    1,950,024         $    7,729,415
                                                         ==============         ==============         ==============

                                                            Alliance               Alliance               Alliance
                                                            Utility              Conservative              Growth
                                                             Income               Investors              Investors
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      424,847         $      770,422         $      596,182
  Realized Gain (Loss) on Investment Activity ...               357,414                121,210                 12,209
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                63,353               (597,694)              (706,399)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................               845,614                293,938                (98,008)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             1,241,388                      0                      0
  Administrative Charges ........................                (2,823)                (2,743)                (1,138)
  Transfers .....................................                41,806                (33,648)              (285,503)
  Contract Withdrawals ..........................              (721,369)              (825,015)              (310,195)
  Deferred Sales Charges ........................                (6,489)               (14,171)                (4,361)
  Death Benefits ................................               (51,548)              (201,836)                     0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................               500,965             (1,077,413)              (601,197)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........             1,346,579               (783,475)              (699,205)
Net Assets, at Beginning of Year ................             8,207,858              7,047,136              3,153,376
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    9,554,437         $    6,263,661         $    2,454,171
                                                         ==============         ==============         ==============
                                                                                   Alliance               Alliance
                                                           Alliance                 Total                 Worldwide
                                                            Growth                  Return              Privatization
                                                          Portfolio               Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $    5,518,679         $      763,499         $      660,375
  Realized Gain (Loss) on Investment Activity ...             4,419,368                351,624                564,242
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............           (22,202,339)               120,531             (4,468,051)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................           (12,264,292)             1,235,654             (3,243,434)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................             6,367,001              1,358,159              2,092,673
  Administrative Charges ........................               (25,034)                (3,534)                (4,818)
  Transfers .....................................            (1,561,591)             1,533,986             (1,062,248)
  Contract Withdrawals ..........................            (7,509,236)            (1,479,199)            (1,242,723)
  Deferred Sales Charges ........................              (124,074)               (36,935)               (13,251)
  Death Benefits ................................              (176,100)               (31,355)               (32,320)
  Annuity Payments ..............................                (9,412)                     0                   (426)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            (3,038,446)             1,341,122               (263,113)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........           (15,302,738)             2,576,776             (3,506,547)
Net Assets, at Beginning of Year ................            67,038,901             10,241,548             12,528,922
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   51,736,163         $   12,818,324         $    9,022,375
                                                         ==============         ==============         ==============

                                                                                                          Alliance
                                                                                                            Real
                                                            Alliance               Alliance                Estate
                                                           Technology               Quasar               Investment
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $    2,912,211         $      189,894         $       56,852
  Realized Gain (Loss) on Investment Activity ...             6,809,669                442,303                (67,962)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............           (25,513,026)            (1,549,304)               454,269
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................           (15,791,146)              (917,107)               443,159
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................            13,065,263              1,108,237                266,481
  Administrative Charges ........................               (23,983)                (4,139)                  (685)
  Transfers .....................................            10,185,557              1,022,247                184,844
  Contract Withdrawals ..........................            (5,019,310)              (614,569)              (162,156)
  Deferred Sales Charges ........................              (107,553)               (14,550)                (4,312)
  Death Benefits ................................              (132,538)                     0                      0
  Annuity Payments ..............................               (15,021)               (19,128)                  (208)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................            17,952,415              1,478,098                283,964
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........             2,161,269                560,991                727,123
Net Assets, at Beginning of Year ................            46,716,641             10,470,569              1,752,851
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $   48,877,910         $   11,031,560         $    2,479,974
                                                         ==============         ==============         ==============
                                                                                                           Dreyfus
                                                           Alliance                Dreyfus                  Zero
                                                              High                  Stock                  Coupon
                                                             Yield                  Index                   2000
                                                           Portfolio                 Fund                 Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      173,761         $       46,048         $        1,459
  Realized Gain (Loss) on Investment Activity ...              (103,468)               135,817                   (546)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............              (206,424)              (635,787)                   688
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................              (136,131)              (453,922)                 1,601
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................               297,755                287,715                      0
  Administrative Charges ........................                  (908)                (1,749)                   (15)
  Transfers .....................................              (642,394)               347,326                (44,991)
  Contract Withdrawals ..........................              (244,231)              (151,162)                (5,604)
  Deferred Sales Charges ........................                (2,267)                (3,771)                   (84)
  Death Benefits ................................                     0                (40,131)                     0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................              (592,045)               438,228                (50,694)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (728,176)               (15,694)               (49,093)
Net Assets, at Beginning of Year ................             2,929,999              3,954,671                 49,093
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    2,201,823         $    3,938,977         $            0
                                                         ==============         ==============         ==============

                                                            Dreyfus
                                                             Small                 Fidelity              Fidelity
                                                            Company                 Money                  Asset
                                                             Stock                  Market                Manager
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $       (3,553)        $      144,593         $      126,442
  Realized Gain (Loss) on Investment Activity ...                 8,557                      0                 (8,533)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                 9,411                      0               (181,745)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                14,415                144,593                (63,836)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                10,883                370,942                 53,089
  Administrative Charges ........................                  (114)                  (888)                  (576)
  Transfers .....................................               116,136                698,859               (202,371)
  Contract Withdrawals ..........................               (47,176)              (654,627)               (38,825)
  Deferred Sales Charges ........................                (1,334)               (16,684)                  (976)
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                78,395                397,602               (189,659)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                92,810                542,195               (253,495)
Net Assets, at Beginning of Year ................               239,511              2,342,842              1,358,619
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $      332,321         $    2,885,037         $    1,105,124
                                                         ==============         ==============         ==============
                                                                                                          Fidelity
                                                                                  Fidelity               Investment
                                                           Fidelity                 High                   Grade
                                                            Growth                 Income                  Bond
                                                           Portfolio              Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $      437,621         $       33,981         $       31,864
  Realized Gain (Loss) on Investment Activity ...               270,409                (66,987)                (3,339)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............            (1,428,250)               (99,416)                25,208
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................              (720,220)              (132,422)                53,733
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................               583,441                  8,187                 45,033
  Administrative Charges ........................                (2,114)                  (188)                  (257)
  Transfers .....................................               259,056               (118,656)               (54,827)
  Contract Withdrawals ..........................              (251,642)               (22,321)               (26,828)
  Deferred Sales Charges ........................                (7,186)                  (254)                   (10)
  Death Benefits ................................               (31,103)                     0                      0
  Annuity Payments ..............................               (32,291)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................               518,161               (133,232)               (36,889)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (202,059)              (265,654)                16,844
Net Assets, at Beginning of Year ................             4,972,307                627,423                542,062
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $    4,770,248         $      361,769         $      558,906
                                                         ==============         ==============         ==============

                                                                                                          Merrill
                                                                                                           Lynch
                                                                                                           Basic
                                                            Fidelity               Fidelity                Value
                                                            Overseas              Contrafund               Focus
                                                           Portfolio              Portfolio                 Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $       27,464         $       65,239         $        6,970
  Realized Gain (Loss) on Investment Activity ...                23,051                 23,239                    (17)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............              (116,985)              (147,655)                   790
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................               (66,470)               (59,177)                 7,743
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                120,894                      0
  Administrative Charges ........................                  (150)                  (361)                   (72)
  Transfers .....................................               (50,124)               216,269                      0
  Contract Withdrawals ..........................               (59,571)               (56,461)                     0
  Deferred Sales Charges ........................                (1,964)                (1,755)                     0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................               (15,079)                     0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................              (126,888)               278,586                    (72)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (193,358)               219,409                  7,671
Net Assets, at Beginning of Year ................               403,815                576,822                 69,848
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $      210,457         $      796,231         $       77,519
                                                         ==============         ==============         ==============
                                                            Merrill               Merrill                Merrill
                                                             Lynch                 Lynch                  Lynch
                                                           Developing              Global                 Global
                                                            Capital                Growth                Strategy
                                                            Markets                 Focus                  Focus
                                                              Fund                  Fund                   Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $          (61)        $          704         $        5,835
  Realized Gain (Loss) on Investment Activity ...                    (9)                    44                    (14)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                (2,955)                (3,245)               (11,002)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                (3,025)                (2,497)                (5,181)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0                      0
  Administrative Charges ........................                    (9)                   (15)                   (46)
  Transfers .....................................                     0                      0                      0
  Contract Withdrawals ..........................                     0                      0                      0
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                    (9)                   (15)                   (46)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                (3,034)                (2,512)                (5,227)
Net Assets, at Beginning of Year ................                10,195                 15,447                 47,670
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $        7,161         $       12,935         $       42,443
                                                         ==============         ==============         ==============

                                                            Merrill                Merrill
                                                             Lynch                  Lynch                 Merrill
                                                              High              International              Lynch
                                                             Current               Equity                  Prime
                                                             Income                 Focus                   Bond
                                                              Fund                  Fund                    Fund
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $        2,534         $        1,093         $        2,842
  Realized Gain (Loss) on Investment Activity ...                   (30)                    54                     (7)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                (5,039)                (6,566)                 2,422
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                (2,535)                (5,419)                 5,257
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0                 15,138
  Administrative Charges ........................                   (30)                   (27)                   (46)
  Transfers .....................................                     0                      0                      0
  Contract Withdrawals ..........................                     0                      0                      0
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                   (30)                   (27)                15,092
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                (2,565)                (5,446)                20,349
Net Assets, at Beginning of Year ................                30,310                 29,430                 44,975
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       27,745         $       23,984         $       65,324
                                                         ==============         ==============         ==============
                                                            Merrill                                       Mitchell
                                                             Lynch                 Mitchell               Hutchins
                                                            Quality                Hutchins                Global
                                                             Equity                Balanced                Income
                                                              Fund                Portfolio              Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $        3,625         $        4,940         $          477
  Realized Gain (Loss) on Investment Activity ...                    10                   (174)                   (86)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                (5,224)                (5,016)                   547
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                (1,589)                  (250)                   938
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                  5,391                      0
  Administrative Charges ........................                   (15)                   (40)                   (28)
  Transfers .....................................                     0                      0                      0
  Contract Withdrawals ..........................                     0                 (2,401)                (2,541)
  Deferred Sales Charges ........................                     0                      0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                   (15)                 2,950                 (2,569)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                (1,604)                 2,700                 (1,631)
Net Assets, at Beginning of Year ................                14,340                 37,410                 29,343
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       12,736         $       40,110         $       27,712
                                                         ==============         ==============         ==============

                                                                                  Mitchell
                                                           Mitchell               Hutchins                Mitchell
                                                           Hutchins                Growth                 Hutchins
                                                             High                     &                   Tactical
                                                            Income                 Income                Allocation
                                                           Portfolio              Portfolio               Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $        5,531         $          973         $        3,575
  Realized Gain (Loss) on Investment Activity ...                  (677)                    19                  2,095
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............               (14,317)                (1,749)               (23,221)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                (9,463)                  (757)               (17,551)
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                25,044                  6,294                208,251
  Administrative Charges ........................                   (50)                   (25)                  (680)
  Transfers .....................................                 5,475                 11,067                 45,125
  Contract Withdrawals ..........................                (3,230)                  (491)               (20,618)
  Deferred Sales Charges ........................                     0                     (1)                     0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................                27,239                 16,844                232,078
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                17,776                 16,087                214,527
Net Assets, at Beginning of Year ................                39,515                 11,812                421,649
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       57,291         $       27,899         $      636,176
                                                         ==============         ==============         ==============
                                                             Van Eck                Van Eck                 WP&G
                                                            Worldwide              Worldwide              Tomorrow
                                                              Hard                 Emerging                 Short
                                                             Assets                 Markets                 Term
                                                              Fund                   Fund                 Portfolio
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $         (155)        $         (233)        $       (2,102)
  Realized Gain (Loss) on Investment Activity ...                   530                    213                 12,310
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                 1,476                 (7,886)                (5,040)
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                 1,851                 (7,906)                 5,168
                                                         --------------         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                  2,363                      0
  Administrative Charges ........................                   (20)                    (6)                   (28)
  Transfers .....................................                19,412                  3,880               (267,434)
  Contract Withdrawals ..........................                (6,330)                (1,023)                (3,838)
  Deferred Sales Charges ........................                  (156)                     0                      0
  Death Benefits ................................                     0                      0                      0
  Annuity Payments ..............................                     0                      0                      0
                                                         --------------         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................                12,906                  5,214               (271,300)
                                                         --------------         --------------         --------------
Total Increase (Decrease) in Net Assets .........                14,757                 (2,692)              (266,132)
Net Assets, at Beginning of Year ................                14,356                 12,814                266,132
                                                         --------------         --------------         --------------
Net Assets, at End of Year ......................        $       29,113         $       10,122         $            0
                                                         ==============         ==============         ==============

                                                              WP&G                   WP&G
                                                            Tomorrow               Tomorrow
                                                             Medium                  Long
                                                              Term                   Term
                                                            Portfolio              Portfolio
                                                         --------------         --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................        $         (884)        $         (253)
  Realized Gain (Loss) on Investment Activity ...                10,740                  3,596
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............                (6,967)                (2,548)
                                                         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................                 2,889                    795
                                                         --------------         --------------
Capital Transactions:
  Contract Deposits .............................                     0                      0
  Administrative Charges ........................                    (3)                   (18)
  Transfers .....................................              (124,010)               (33,280)
  Contract Withdrawals ..........................                  (550)                     0
  Deferred Sales Charges ........................                     0                      1
  Death Benefits ................................                     0                      0
  Annuity Payments ..............................                     0                      0
                                                         --------------         --------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................              (124,563)               (33,297)
                                                         --------------         --------------
Total Increase (Decrease) in Net Assets .........              (121,674)               (32,502)
Net Assets, at Beginning of Year ................               121,674                 32,502
                                                         --------------         --------------
Net Assets, at End of Year ......................        $            0         $            0
                                                         ==============         ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account A (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The following products are offered by the Account:
Profile, Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm. The Alliance Gallery product has been discontinued as of April 30, 2000. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance Fund B"), Brinson Series Trust ("Brinson Trust" formerly Mitchell Hutchins Trust, "Mitchell Hutchins Series Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance
Products Fund ("Fidelity Trust"), Fidelity Investments Variable Insurance Products Fund II ("Fidelity Trust II"), Mercury HW Variable Trust ("Mercury HW Trust" formerly Hotchkis & Wiley Variable Trust, "Hotchkis & Wiley Trust"), Mercury Asset Management V.I.P. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund") and Van Eck Investment Trust ("Van Eck Trust"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                     Dreyfus Fund:
    Capital Appreciation Fund                                     Small Company Stock Portfolio
    International Equity Fund                                     Stock Index Fund
                                                                  Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)
Alliance Fund:
    Bernstein International Value Portfolio                   Fidelity Trust:
    Bernstein Real Estate Investment Portfolio **                 Growth Portfolio
    Bernstein Small Cap Value Portfolio                           High Income Portfolio
    Bernstein Utility Income Portfolio **                         Money Market Portfolio
    Conservative Investors Portfolio (Fund Closed 02/23/01)       Overseas Portfolio
    Global Bond Portfolio
    Global Dollar Government Portfolio                        Fidelity Trust II:
    Growth Portfolio                                              Asset Manager Portfolio
    Growth & Income Portfolio                                     Contrafund Portfolio
    Growth Investors Portfolio (Fund Closed 02/23/01)             Investment Grade Bond Portfolio
    High Yield Portfolio
    International Portfolio                                   Mercury HW Trust:
    Money Market Portfolio                                        International VIP Portfolio *
    North American Government Income Portfolio                    Low Duration VIP Portfolio (Fund Closed 10/30/01)
    Premier Growth Portfolio
    Quasar Portfolio                                          Mercury Fund:
    Short-Term Multi-Market Portfolio (Fund Closed                U.S. Large Cap Fund
      02/23/01)
    Technology Portfolio                                      Merrill Lynch Fund:
    Total Return Portfolio                                        American Balanced Focus Fund *
    U.S. Government/High Grade Securities Portfolio               Basic Value Focus Fund
    Worldwide Privatization Portfolio                             Capital Focus Fund *
                                                                  Core Bond Focus Fund (Formerly Prime Bond Fund)
Alliance Fund B:                                                  Developing Capital Markets Fund
    Bernstein Value Portfolio                                     Domestic Money Market Fund
    Growth Portfolio                                              Global Allocation Focus Fund (Formerly Global Strategy
    Growth & Income Portfolio                                       Focus Fund)
    Money Market Portfolio                                        Global Growth Focus Fund
    Premier Growth Portfolio                                      High Current Income Fund
    Technology Portfolio                                          International Equity Focus Fund *
    U.S. Government/High Grade Securities Portfolio               Large Cap Core Focus Fund (Formerly Quality Equity Fund)
                                                                  Natural Resources Focus Fund
Brinson Trust:                                                    Small Cap Value Focus Fund
    Balanced Portfolio ***                                        Utilities and Telecom Focus Fund
    Global Income Portfolio ***
    Growth Portfolio ***                                      Van Eck Trust:
    Growth & Income Portfolio ***                                 Worldwide Emerging Markets Fund
    High Income Portfolio ***                                     Worldwide Hard Assets Fund
    Small Cap Portfolio ***
    Strategic Income Portfolio ***                            WP&G Tomorrow Fund:
    Tactical Allocation Portfolio                                 Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
                                                                  Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)
                                                                  Tomorrow Short Term Portfolio (Fund Closed 07/31/00)

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)


* On 05/01/01 the Merrill Lynch Capital Focus Fund merged with the Merrill Lynch American Balanced Focus Fund. The Merrill Lynch International Equity Focus Fund merged with the Mercury HW International VIP Portfolio.

** On 10/26/01 the Alliance  Real Estate  Investment  Portfolio  merged with the
Bernstein  Real  Estate  Investment  Portfolio.   The  Alliance  Utility  Income
Portfolio merged with the Bernstein Utility Income Portfolio.

*** On 10/30/01 the Brinson Balanced Portfolio merged with the Alliance Total Return Portfolio. The Brinson Global Income Portfolio merged with the Alliance Global Bond Portfolio. The Brinson Growth Portfolio merged with the Alliance Growth Portfolio. The Brinson Growth & income Portfolio merged with the Alliance Growth & Income Portfolio. The Brinson High Income Portfolio merged with the Alliance High Yield Portfolio. The Brinson Small Cap Portfolio merged with the Alliance Quasar Portfolio. The Brinson Strategic Income Portfolio merged with the Alliance Global Bond Portfolio.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract holder may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last business day of the period.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income or realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

In the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

4. Annuity Reserves

Annuity reserves are computed for contracts currently payable according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2001, investment activity in the Account was as follows:



                                                                  Cost of          Proceeds
Shares of                                                        Purchases        From Sales
---------                                                       -----------      -----------
AIM
    Capital Appreciation Fund ...............................   $   169,494      $   186,313
    International Equity Fund ...............................        84,631           71,447
Alliance
    Bernstein International Value Portfolio .................        71,949              423
    Bernstein Real Estate Investment Portfolio ..............       707,439          652,525
    Bernstein Small Cap Value Portfolio .....................     1,188,414           96,225
    Bernstein Utility Income Portfolio ......................     2,111,196        2,928,729
    Bernstein Value Portfolio ...............................     2,102,259           21,184
    Conservative Investors Portfolio ........................     1,117,324        6,230,845
    Global Bond Portfolio ...................................       203,671          675,533
    Global Dollar Government Portfolio ......................       551,640          479,253
    Growth Portfolio ........................................     8,732,723       11,411,601
    Growth & Income Portfolio ...............................    12,713,199       17,432,642
    Growth Investors Portfolio ..............................       685,022        2,403,823
    High Yield Portfolio ....................................     1,281,402        1,547,976
    International Portfolio .................................     1,268,763        2,204,383
    Money Market Portfolio ..................................    24,274,311       18,852,281
    North American Government Income
        Portfolio ...........................................     4,278,214        5,912,849
    Premier Growth Portfolio ................................    10,198,167       19,653,737
    Quasar Portfolio ........................................     1,114,354        2,560,114
    Short-Term Multi-Market Portfolio .......................       111,279          411,135
    Technology Portfolio ....................................     7,401,841       10,905,585
    Total Return Portfolio ..................................    11,810,173        8,151,654
    U.S. Government/High Grade Securities
      Portfolio .............................................     7,337,197        6,162,133
    Worldwide Privatization Portfolio .......................       754,549        2,668,528
Brinson
    Balanced Portfolio ......................................         9,854           41,795
    Global Income Portfolio .................................             0           27,864
    High Income Portfolio ...................................         4,099           53,518
    Growth & Income Portfolio ...............................         7,698           27,348
    Tactical Allocation Portfolio ...........................       161,391           59,658
Dreyfus
    Small Company Stock Portfolio ...........................        11,562           99,657
    Stock Index Fund ........................................       188,093          678,479
Fidelity
    Asset Manager Portfolio .................................       245,970          145,392
    Contrafund Portfolio ....................................        72,195          136,534
    Growth Portfolio ........................................       571,368          852,360
    High Income Portfolio ...................................        61,275           32,966
    Investment Grade Bond Portfolio .........................       146,626           92,081
    Money Market Portfolio ..................................     2,910,574        2,507,953
    Overseas Portfolio ......................................        89,352           82,147
Mercury HW
    International VIP Portfolio .............................        22,691              208
Merrill Lynch
    Basic Value Focus Fund ..................................         4,674            1,171
    Core Bond Focus Fund ....................................         3,737            2,835
    Developing Capital Markets Fund .........................            65              105
    Global Allocation Focus Fund ............................           574              584
    Global Growth Focus Fund ................................           103              162
    High Current Income Fund ................................         3,091              437
    International Equity Focus Fund .........................           348           21,899
    Large Cap Core Focus Fund ...............................            97              176
Van Eck
    Worldwide Emerging Markets Fund .........................         4,461              191
    Worldwide Hard Assets Fund ..............................           313           17,584

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:



                                                                  Cost of          Proceeds
Shares of                                                        Purchases        From Sales
---------                                                       -----------      -----------
AIM
    Capital Appreciation Fund ...............................   $   411,025      $    58,713
    International Equity Fund ...............................       212,961          194,743
Alliance
    Money Market Portfolio ..................................    20,718,939       22,754,378
    Premier Growth Portfolio ................................    18,555,837       15,041,585
    Growth & Income Portfolio ...............................    11,996,119       14,417,438
    International Portfolio .................................     3,543,615        2,264,157
    Short-Term Multi-Market Portfolio .......................        60,511          246,865
    Global Bond Portfolio ...................................       119,972          376,322
    U.S. Government/High Grade Securities
      Portfolio .............................................     1,128,845        2,667,079
    Global Dollar Government Portfolio ......................       478,317          284,272
    North American Government Income
      Portfolio .............................................     2,548,299        1,688,644
    Utility Income Portfolio ................................     1,838,906          913,093
    Conservative Investors Portfolio ........................     1,101,903        1,408,893
    Growth Investors Portfolio ..............................       693,682          698,695
    Growth Portfolio ........................................    11,964,621        9,484,179
    Total Return Portfolio ..................................     4,802,286        2,697,666
    Worldwide Privatization Portfolio .......................     3,576,972        3,179,695
    Technology Portfolio ....................................    31,518,685       10,653,482
    Quasar Portfolio ........................................     3,618,981        1,950,791
    Real Estate Investment Portfolio ........................       622,653          281,830
    High Yield Portfolio ....................................       704,151        1,122,435
Dreyfus
    Stock Index Fund ........................................       850,688          366,405
    Zero Coupon 2000 Portfolio ..............................         1,991           50,767
    Small Company Stock Portfolio ...........................       154,273           79,431
Fidelity
    Money Market Portfolio ..................................     2,824,206        2,282,012
    Asset Manager Portfolio .................................       211,324          274,541
    Growth Portfolio ........................................     1,751,525          795,423
    High Income Portfolio ...................................        57,664          156,915
    Investment Grade Bond Portfolio .........................       129,511          134,537
    Overseas Portfolio ......................................        31,610          130,888
    Contrafund Portfolio ....................................       468,502          124,677
Merrill Lynch
    Basic Value Focus Fund ..................................         7,968            1,071
    Developing Capital Markets Fund .........................            69              138
    Global Growth Focus Fund ................................           913              224
    Global Strategy Focus Fund ..............................         6,475              686
    High Current Income Fund ................................         2,944              441
    International Equity Focus Fund .........................         1,466              401
    Prime Bond Fund .........................................        18,746              813
    Quality Equity Fund .....................................         3,824              214
Mitchell Hutchins
    Balanced Portfolio ......................................        11,047            3,156
    Global Income Portfolio .................................           863            2,955
    High Income Portfolio ...................................        36,766            3,997
    Growth & Income Portfolio ...............................        18,631              814
    Tactical Allocation Portfolio ...........................       264,487           28,829
Van Eck
    Worldwide Hard Assets Fund ..............................        19,542            6,790
    Worldwide Emerging Markets Fund .........................        19,988           15,008
Weiss, Peck & Greer
    Tomorrow Short Term Portfolio ...........................             0          272,293
    Tomorrow Medium Term Portfolio ..........................             0          125,168
    Tomorrow Long Term Portfolio ............................             0           33,378

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

6. Net Increase (Decrease) in Accumulation Units

      For the year ended December 31, 2001, transactions in accumulation units of the account were as follows:

                                                                                                         Alliance
                                                               AIM                   AIM                 Bernstein
                                                             Capital             International         International
                                                          Appreciation              Equity                 Value
                                                       2      Fund            2      Fund            1   Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................              2,364.69               1,806.17               7,169.65
Units Withdrawn .................................             (3,120.53)             (2,020.41)                 (0.53)
Units Transferred Between Funds .................             (5,398.21)              1,710.85                 370.93
Units Transferred From (To) AI Life .............              1,407.38                (250.34)                  0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (4,746.67)              1,246.27               7,540.05
Units, at Beginning of the Year .................             49,079.73              21,708.16                   0.00
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             44,333.06              22,954.43               7,540.05
                                                         ==============         ==============         ==============
Unit Value at December 31, 2001 .................        $        10.72         $         9.63         $         9.78
                                                         ==============         ==============         ==============


                                                            Alliance               Alliance               Alliance
                                                            Bernstein              Bernstein             Bernstein
                                                              Real                   Real                  Small
                                                              Estate                 Estate                 Cap
                                                           Investment             Investment               Value
                                                        1   Portfolio          3   Portfolio          1   Portfolio
                        VARIABLE ANNUITY                 --------------         --------------         --------------
Units Purchased .................................             25,895.68                   0.00              29,665.09
Units Withdrawn .................................            (40,688.78)                 (0.72)             (1,518.03)
Units Transferred Between Funds .................             14,287.60                 506.48              73,959.20
Units Transferred From (To) AI Life .............                409.40                   0.00                 360.91
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                (96.10)                505.76             102,467.17
Units, at Beginning of the Year .................            217,027.19               1,124.42                   0.00
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            216,931.09               1,630.18             102,467.17
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        12.40         $        12.50         $        11.08
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                            Alliance               Alliance
                                                            Bernstein              Bernstein              Alliance
                                                             Utility                Utility               Bernstein
                                                             Income                 Income                  Value
                                                        1   Portfolio        3     Portfolio         5    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................             61,650.20                   0.00              54,803.08
Units Withdrawn .................................            (99,176.89)                 (0.24)             (2,349.33)
Units Transferred Between Funds .................            (28,576.09)                  0.00             160,420.64
Units Transferred From (To) AI Life .............              4,605.76                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            (61,497.02)                 (0.24)            212,874.39
Units, at Beginning of the Year .................            393,588.42                  90.37                   0.00
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            332,091.40                  90.13             212,874.39
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        18.55         $        17.95         $         9.98
                                                         ==============         ==============         ==============

                                                            Alliance               Alliance               Alliance
                                                          Conservative           Conservative              Global
                                                            Investors              Investors                Bond
                                                       1    Portfolio         2    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00               4,139.35
Units Withdrawn .................................               (997.26)                (69.54)            (35,195.88)
Units Transferred Between Funds .................           (385,709.64)             (9,173.56)             (3,744.57)
Units Transferred From (To) AI Life .............                  0.00                   0.00               1,231.38
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................           (386,706.90)             (9,243.10)            (33,569.72)
Units, at Beginning of the Year .................            386,706.90               9,243.10             120,938.09
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                 (0.00)                  0.00              87,368.37
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        15.73         $        14.09         $        13.01
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                                                   Alliance
                                                            Alliance                Global
                                                             Global                 Dollar                Alliance
                                                              Bond                Government               Growth
                                                       2    Portfolio         1    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00               2,877.65              11,945.23
Units Withdrawn .................................               (104.90)            (10,632.58)           (282,120.20)
Units Transferred Between Funds .................             (1,295.28)              1,238.75             (89,843.82)
Units Transferred From (To) AI Life .............                  0.00                   0.00               5,659.89
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (1,400.18)             (6,516.18)           (354,358.90)
Units, at Beginning of the Year .................              1,536.29             111,186.15           1,562,901.11
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                136.11             104,669.97           1,208,542.21
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        10.08         $        18.91         $        23.48
                                                         ==============         ==============         ==============

                                                            Alliance               Alliance               Alliance
                                                             Growth                 Growth                 Growth
                                                       2    Portfolio         3    Portfolio         4    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................             (3,543.93)                 (0.34)                 (4.19)
Units Transferred Between Funds .................            (13,468.07)             (2,689.29)                440.94
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            (17,012.00)             (2,689.63)                436.75
Units, at Beginning of the Year .................             90,246.42               4,155.61                  79.35
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             73,234.42               1,465.98                 516.10
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        15.00         $        23.70         $        23.43
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                                                                          Alliance
                                                                                                           Growth
                                                            Alliance               Alliance                   &
                                                             Growth                 Growth                 Income
                                                       5    Portfolio         6    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................             54,281.73                   0.00              13,603.25
Units Withdrawn .................................               (506.45)                (41.35)           (332,874.08)
Units Transferred Between Funds .................            (23,243.09)               (443.56)             30,838.11
Units Transferred From (To) AI Life .............              7,262.30                   0.00               5,634.06
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             37,794.49                (484.91)           (282,798.66)
Units, at Beginning of the Year .................             36,170.77                 484.91           1,896,833.03
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             73,965.26                  (0.00)          1,614,034.37
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        23.33         $        23.27         $        35.08
                                                         ==============         ==============         ==============

                                                            Alliance               Alliance               Alliance
                                                             Growth                 Growth                 Growth
                                                                &                      &                      &
                                                             Income                 Income                 Income
                                                       2    Portfolio         3    Portfolio         4    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................            (13,662.40)             (3,825.95)                 (7.27)
Units Transferred Between Funds .................             12,411.67                 520.41                 788.69
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (1,250.73)             (3,305.54)                781.42
Units, at Beginning of the Year .................            104,448.04              19,646.22                  81.60
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            103,197.31              16,340.68                 863.02
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        22.17         $        35.41         $        35.00
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                            Alliance               Alliance
                                                             Growth                 Growth                Alliance
                                                                &                      &                   Growth
                                                             Income                 Income                Investors
                                                       5    Portfolio         6    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................             86,585.07                   0.00                   0.00
Units Withdrawn .................................             (1,631.49)                (73.96)               (444.71)
Units Transferred Between Funds .................            (22,211.43)               (793.38)           (121,008.46)
Units Transferred From (To) AI Life .............             10,148.20                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             72,890.35                (867.34)           (121,453.17)
Units, at Beginning of the Year .................             39,462.34                 867.34             121,453.17
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            112,352.69                  (0.00)                  0.00
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        34.87         $        34.80         $        18.85
                                                         ==============         ==============         ==============

                                                            Alliance               Alliance
                                                             Growth                  High                 Alliance
                                                            Investors                Yield              International
                                                       2    Portfolio         1    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00              36,088.81              45,881.13
Units Withdrawn .................................               (482.16)            (81,100.78)           (109,179.08)
Units Transferred Between Funds .................             (6,340.46)               (535.61)            (41,686.83)
Units Transferred From (To) AI Life .............                  0.00                 214.01               4,080.96
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (6,822.62)            (45,333.57)           (100,903.82)
Units, at Beginning of the Year .................              6,822.62             250,504.53             640,478.13
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                  0.00             205,170.96             539,574.31
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        15.89         $         8.93         $        12.28
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                                                   Alliance               Alliance
                                                            Alliance                 Money                  Money
                                                          International             Market                 Market
                                                       3    Portfolio         1    Portfolio         3    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00               4,238.26                   0.00
Units Withdrawn .................................               (750.47)           (700,957.59)                 (0.80)
Units Transferred Between Funds .................               (356.68)            865,599.23               1,660.33
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (1,107.15)            168,879.90               1,659.53
Units, at Beginning of the Year .................              3,909.52           1,208,991.25                 488.62
                                                         --------------         --------------         --------------
Units, at End of the Year .......................              2,802.37           1,377,871.15               2,148.15
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        12.39         $        12.98         $        13.11
                                                         ==============         ==============         ==============

                                                                                   Alliance
                                                                                     North
                                                            Alliance               American               Alliance
                                                              Money               Government               Premier
                                                             Market                 Income                 Growth
                                                       5    Portfolio         1    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................            337,315.83              24,676.13              22,902.36
Units Withdrawn .................................            (21,577.20)           (105,656.49)           (295,647.97)
Units Transferred Between Funds .................            (45,192.71)            (46,731.52)           (212,333.27)
Units Transferred From (To) AI Life .............            (47,322.03)              2,818.85               9,328.31
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            223,223.89            (124,893.03)           (475,750.57)
Units, at Beginning of the Year .................             10,477.62             474,012.67           2,088,447.24
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            233,701.51             349,119.64           1,612,696.67
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        12.90         $        16.65         $        31.14
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                            Alliance               Alliance               Alliance
                                                             Premier                Premier                Premier
                                                             Growth                 Growth                 Growth
                                                       2    Portfolio         3    Portfolio         4    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................             (3,652.01)             (1,804.45)                (36.45)
Units Transferred Between Funds .................            (14,280.83)                369.30                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            (17,932.84)             (1,435.15)                (36.45)
Units, at Beginning of the Year .................             42,733.80               9,475.56                 462.67
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             24,800.96               8,040.41                 426.22
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        13.39         $        31.44         $        31.07
                                                         ==============         ==============         ==============

                                                            Alliance
                                                             Premier               Alliance               Alliance
                                                             Growth                 Quasar                 Quasar
                                                       5    Portfolio         1    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................            300,957.28              27,512.51                   0.00
Units Withdrawn .................................             (2,139.85)           (135,397.45)               (462.50)
Units Transferred Between Funds .................                359.03             (43,354.70)               (315.51)
Units Transferred From (To) AI Life .............             33,730.27               3,283.55                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            332,906.73            (147,956.09)               (778.01)
Units, at Beginning of the Year .................                  0.00             866,069.80              13,749.47
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            332,906.73             718,113.71              12,971.46
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $         7.71         $        10.72         $        10.44
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                            Alliance               Alliance
                                                           Short-Term             Short-Term              Alliance
                                                          Multi-Market           Multi-Market            Technology
                                                       1    Portfolio         3    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00              32,221.88
Units Withdrawn .................................                (76.16)                  0.00            (218,656.02)
Units Transferred Between Funds .................            (32,663.40)               (478.61)           (212,510.95)
Units Transferred From (To) AI Life .............                  0.00                   0.00               9,282.29
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            (32,739.56)               (478.61)           (389,662.80)
Units, at Beginning of the Year .................             32,739.56                 478.61           1,927,579.01
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                 (0.00)                 (0.00)          1,537,916.21
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        12.35         $        12.45         $        18.27
                                                         ==============         ==============         ==============

                                                            Alliance               Alliance               Alliance
                                                           Technology             Technology             Technology
                                                       2    Portfolio         3    Portfolio         4    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................             (1,196.98)                 (0.22)                (15.89)
Units Transferred Between Funds .................             (5,546.62)                626.10                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (6,743.60)                625.88                 (15.89)
Units, at Beginning of the Year .................             46,969.17                  56.37                 252.96
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             40,225.57                 682.25                 237.07
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        16.43         $        17.47         $        18.23
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                                                   Alliance               Alliance
                                                            Alliance                 Total                  Total
                                                           Technology               Return                 Return
                                                       5    Portfolio         1    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................            151,592.67              55,334.35                   0.00
Units Withdrawn .................................               (519.75)           (245,185.72)             (6,332.51)
Units Transferred Between Funds .................              9,908.41             303,730.71              21,262.28
Units Transferred From (To) AI Life .............                  0.00              13,097.38                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................            160,981.33             126,976.72              14,929.77
Units, at Beginning of the Year .................                  0.00             585,294.73               6,734.82
                                                         --------------         --------------         --------------
Units, at End of the Year .......................            160,981.33             712,271.45              21,664.59
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $         7.13         $        21.89         $        10.83
                                                         ==============         ==============         ==============

                                                                                                          Alliance
                                                                                                            U.S.
                                                            Alliance               Alliance              Government/
                                                              Total                  Total               High Grade
                                                             Return                 Return               Securities
                                                       3    Portfolio         4    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00              52,311.32
Units Withdrawn .................................                 (0.34)                 (0.47)           (252,413.53)
Units Transferred Between Funds .................                  0.00                   0.00             268,156.86
Units Transferred From (To) AI Life .............                  0.00                   0.00               9,603.15
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                 (0.34)                 (0.47)             77,657.80
Units, at Beginning of the Year .................              2,260.95                 127.48             541,211.40
                                                         --------------         --------------         --------------
Units, at End of the Year .......................              2,260.61                 127.01             618,869.20
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        17.20         $        21.84         $        14.75
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                            Alliance               Alliance
                                                              U.S.                   U.S.
                                                           Government/            Government/             Alliance
                                                           High Grade             High Grade              Worldwide
                                                           Securities             Securities            Privatization
                                                       3    Portfolio         5    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00              17,117.59
Units Withdrawn .................................                 (8.54)               (345.99)            (84,789.40)
Units Transferred Between Funds .................              1,051.12             (12,388.70)            (79,668.53)
Units Transferred From (To) AI Life .............                  0.00                   0.00               3,643.77
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................              1,042.58             (12,734.69)           (143,696.57)
Units, at Beginning of the Year .................                682.04              23,248.02             493,898.77
                                                         --------------         --------------         --------------
Units, at End of the Year .......................              1,724.62              10,513.33             350,202.20
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        14.89         $        14.65         $        14.89
                                                         ==============         ==============         ==============

                                                                                    Brinson                Brinson
                                                             Brinson                Global                  High
                                                            Balanced                Income                 Income
                                                       1    Portfolio         1    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                 (3.58)               (185.94)               (214.35)
Units Transferred Between Funds .................             (3,046.78)             (2,230.08)             (5,029.13)
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (3,050.36)             (2,416.02)             (5,243.48)
Units, at Beginning of the Year .................              3,050.36               2,416.02               5,243.48
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                  0.00                   0.00                   0.00
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        13.54         $        11.41         $        10.06
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                             Brinson
                                                             Growth                 Brinson                Brinson
                                                                &                  Tactical               Tactical
                                                             Income               Allocation             Allocation
                                                       1    Portfolio         1    Portfolio         4    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00               3,301.21                   0.00
Units Withdrawn .................................                (30.96)             (1,470.03)                (88.41)
Units Transferred Between Funds .................             (1,689.62)              2,413.19                   0.00
Units Transferred From (To) AI Life .............                  0.00                (922.19)                  0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (1,720.58)              3,322.18                 (88.41)
Units, at Beginning of the Year .................              1,720.58              36,747.70                 947.00
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                 (0.00)             40,069.88                 858.59
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        15.69         $        14.58         $        14.56
                                                         ==============         ==============         ==============

                                                             Dreyfus
                                                              Small                 Dreyfus               Fidelity
                                                             Company                 Stock                  Asset
                                                              Stock                  Index                 Manager
                                                       2    Portfolio         2      Fund            2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                112.86               2,719.77               3,103.00
Units Withdrawn .................................             (1,746.72)            (10,950.76)             (6,992.85)
Units Transferred Between Funds .................             (6,927.77)            (20,911.58)              7,735.87
Units Transferred From (To) AI Life .............                166.26                 588.98                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (8,395.37)            (28,553.59)              3,846.02
Units, at Beginning of the Year .................             29,093.94             199,237.82              72,561.97
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             20,698.57             170,684.23              76,407.99
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        11.09         $        17.12         $        14.40
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                                                                          Fidelity
                                                            Fidelity               Fidelity                 High
                                                           Contrafund               Growth                 Income
                                                       2    Portfolio         2    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................              2,260.14               3,449.48                 227.53
Units Withdrawn .................................               (684.72)             (8,405.27)             (1,626.57)
Units Transferred Between Funds .................             (8,880.32)            (27,586.41)                343.69
Units Transferred From (To) AI Life .............                688.83               2,058.42                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................             (6,616.07)            (30,483.78)             (1,055.35)
Units, at Beginning of the Year .................             54,217.60             231,985.56              37,980.70
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             47,601.53             201,501.78              36,925.35
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        12.71         $        16.29         $         8.29
                                                         ==============         ==============         ==============

                                                            Fidelity
                                                           Investment              Fidelity
                                                              Grade                  Money                Fidelity
                                                              Bond                  Market                Overseas
                                                       2    Portfolio         2    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00              72,378.92                   0.00
Units Withdrawn .................................             (1,850.40)           (168,075.60)             (1,646.52)
Units Transferred Between Funds .................              4,000.20             121,862.30               1,507.20
Units Transferred From (To) AI Life .............                170.56                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................              2,320.36              26,165.62                (139.32)
Units, at Beginning of the Year .................             43,178.98             239,422.60              10,632.12
                                                         --------------         --------------         --------------
Units, at End of the Year .......................             45,499.34             265,588.22              10,492.80
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        13.84         $        12.38         $        11.43
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                                                    Merrill                Merrill
                                                             Mercury                 Lynch                  Lynch
                                                               HW                    Basic                  Core
                                                          International              Value                  Bond
                                                               VIP                   Focus                  Focus
                                                       1    Portfolio         1      Fund            1      Fund
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                 (1.75)                 (5.48)                (50.53)
Units Transferred Between Funds .................              2,643.74                   0.00                (113.22)
Units Transferred From (To) AI Life .............               (606.85)                  0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................              2,035.14                  (5.48)               (163.75)
Units, at Beginning of the Year .................                  0.00               5,486.36               5,858.56
                                                         --------------         --------------         --------------
Units, at End of the Year .......................              2,035.14               5,480.88               5,694.81
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $         9.50         $        14.52         $        11.73
                                                         ==============         ==============         ==============

                                                             Merrill                Merrill                Merrill
                                                              Lynch                  Lynch                  Lynch
                                                           Developing               Global                 Global
                                                             Capital              Allocation               Growth
                                                             Markets                 Focus                  Focus
                                                       1      Fund            1      Fund            1      Fund
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                 (0.91)                 (3.71)                 (1.19)
Units Transferred Between Funds .................                  0.00                   0.00                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                 (0.91)                 (3.71)                 (1.19)
Units, at Beginning of the Year .................                914.47               3,709.84               1,188.29
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                913.56               3,706.13               1,187.10
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $         7.84         $        10.28         $         8.26
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                                                             Merrill                Merrill                 Lynch
                                                              Lynch                  Lynch                  Large
                                                              High               International               Cap
                                                             Current                Equity                  Core
                                                             Income                  Focus                  Focus
                                                       1      Fund            1      Fund            1      Fund
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                 (3.06)                 (0.71)                 (0.96)
Units Transferred Between Funds .................                  0.00              (2,124.60)                597.30
Units Transferred From (To) AI Life .............                  0.00                   0.00                (597.30)
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                 (3.06)             (2,125.31)                 (0.96)
Units, at Beginning of the Year .................              3,065.38               2,125.31                 956.93
                                                         --------------         --------------         --------------
Units, at End of the Year .......................              3,062.32                  (0.00)                955.97
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $         9.28         $        10.25         $        12.15
                                                         ==============         ==============         ==============

                                                             Van Eck                Van Eck
                                                            Worldwide              Worldwide
                                                            Emerging                 Hard
                                                             Markets                Assets
                                                       2      Fund            2      Fund
                                 VARIABLE ANNUITY        --------------         --------------
Units Purchased .................................                 79.61                   0.00
Units Withdrawn .................................                 (2.67)             (2,148.01)
Units Transferred Between Funds .................                 29.86                   0.00
Units Transferred From (To) AI Life .............                517.69                   0.00
                                                         --------------         --------------
Net Increase (Decrease) .........................                624.49              (2,148.01)
Units, at Beginning of the Year .................              1,483.66               3,121.16
                                                         --------------         --------------
Units, at End of the Year .......................              2,108.15                 973.15
                                                         ==============         ==============

Unit Value at December 31, 2001 .................        $         6.61         $         8.24
                                                         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
   Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

7. Net Increase (Decrease) in Annuity Units

      For the quarter ended December 31, 2001, transactions in annuity units of the account were as follows:

                                                            Alliance
                                                            Bernstein
                                                              Real                 Alliance
                                                             Estate                 Global                Alliance
                                                           Investment                Bond                  Growth
                                                       1    Portfolio         1    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                 (6.42)                (10.08)               (428.50)
Units Transferred Between Funds .................                  0.00                   0.00                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                 (6.42)                (10.08)               (428.50)
Units, at Beginning of the Year .................                323.30                 513.05               1,771.12
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                316.88                 502.97               1,342.62
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        10.54         $        11.05         $        14.17
                                                         ==============         ==============         ==============
                                                            Alliance
                                                             Growth                Alliance
                                                               &                    Premier                Alliance
                                                             Income                 Growth                  Quasar
                                                       1    Portfolio         1    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                (61.89)                (47.47)             (1,366.65)
Units Transferred Between Funds .................                  0.00                   0.00                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                (61.89)                (47.47)             (1,366.65)
Units, at Beginning of the Year .................              1,475.02               1,123.09               5,774.40
                                                         --------------         --------------         --------------
Units, at End of the Year .......................              1,413.13               1,075.62               4,407.75
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        29.82         $        26.47         $         9.87
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

                                                                                                          Alliance
                                                                                                            U.S.
                                                                                                         Government/
                                                            Alliance               Alliance              High Grade
                                                           Technology             Technology             Securities
                                                       1    Portfolio         2    Portfolio         1    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                (37.42)               (479.75)                 (4.97)
Units Transferred Between Funds .................                  0.00                   0.00                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                (37.42)               (479.75)                 (4.97)
Units, at Beginning of the Year .................                804.85               2,044.29                 256.39
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                767.43               1,564.54                 251.42
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        15.52         $        15.52         $        12.53
                                                         ==============         ==============         ==============
                                                            Alliance
                                                            Worldwide              Fidelity               Fidelity
                                                          Privatization             Growth                Overseas
                                                       1    Portfolio         2    Portfolio         2    Portfolio
                                 VARIABLE ANNUITY        --------------         --------------         --------------
Units Purchased .................................                  0.00                   0.00                   0.00
Units Withdrawn .................................                 (6.20)             (1,396.67)               (874.13)
Units Transferred Between Funds .................                  0.00                   0.00                   0.00
Units Transferred From (To) AI Life .............                  0.00                   0.00                   0.00
                                                         --------------         --------------         --------------
Net Increase (Decrease) .........................                 (6.20)             (1,396.67)               (874.13)
Units, at Beginning of the Year .................                318.31               5,839.01               3,710.78
                                                         --------------         --------------         --------------
Units, at End of the Year .......................                312.11               4,442.34               2,836.65
                                                         ==============         ==============         ==============

Unit Value at December 31, 2001 .................        $        12.65         $        15.39         $        10.80
                                                         ==============         ==============         ==============

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 8 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                                                                      Alliance
                                                                AIM                AIM               Bernstein
                                                              Capital          International       International
                                                           Appreciation           Equity               Value
                                                       2       Fund         2      Fund         1    Portfolio
                               VARIABLE ANNUITY(a)         ------------        -------------       -------------
Net Assets $ .....................................            475,271              220,972              73,725
Units, at End of the Year ........................          44,333.06            22,954.43            7,540.05
Unit Value .......................................              10.72                 9.63                9.78
Total Return %(b) ................................              (24.3)               (24.6)               (2.2)
Ratio of Net Investment Income
  to Average Net Assets % ........................                6.5                  2.6                 0.0

                                                           Alliance               Alliance          Alliance
                                                           Bernstein             Bernstein          Bernstein
                                                             Real                   Real              Small
                                                             Estate                Estate              Cap
                                                          Investment             Investment           Value
                                                       1   Portfolio        3    Portfolio      1   Portfolio
                               VARIABLE ANNUITY(a)        -----------            ----------       -------------
Net Assets $ .....................................          2,690,444               20,370           1,134,898
Units, at End of the Year ........................         216,931.09             1,630.18          102,467.17
Unit Value .......................................              12.40                12.50               11.08
Total Return %(b) ................................                9.3                  9.4                10.8
Ratio of Net Investment Income
  to Average Net Assets % ........................                3.5                  3.7                 0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance                Alliance
                                                           Bernstein              Bernstein        Alliance
                                                            Utility                Utility         Bernstein
                                                            Income                  Income           Value
                                                       1   Portfolio           3  Portfolio     5  Portfolio
                               VARIABLE ANNUITY(a)        -----------             ----------      ------------
Net Assets $ .....................................          6,159,024               1,618           2,123,656
Units, at End of the Year ........................         332,091.40               90.13          212,874.39
Unit Value .......................................              18.55               17.95                9.98
Total Return %(b) ................................              (23.6)              (23.5)               (0.2)
Ratio of Net Investment Income
  to Average Net Assets % ........................                5.0                13.2                 0.0

                                                                                                    Alliance
                                                            Alliance               Alliance          Global
                                                             Global                 Global           Dollar
                                                              Bond                   Bond          Government
                                                       1    Portfolio          2  Portfolio     1   Portfolio
                               VARIABLE ANNUITY(a)         -----------            ---------        -----------
Net Assets $ .....................................          1,136,421               1,372           1,979,677
Units, at End of the Year ........................          87,368.37              136.11          104,669.97
Unit Value .......................................              13.01               10.08               18.91
Total Return %(b) ................................               (1.7)               (1.7)                7.8
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.0                 0.0                11.3

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                            Alliance             Alliance           Alliance
                                                             Growth               Growth             Growth
                                                       1    Portfolio        2  Portfolio       3   Portfolio
                              VARIABLE ANNUITY(a)           ----------          ---------         -------------
Net Assets $ .....................................         28,380,513           1,098,284              34,750
Units, at End of the Year ........................       1,208,542.21           73,234.42            1,465.98
Unit Value .......................................              23.48               15.00               23.70
Total Return %(b) ................................              (24.5)              (24.5)              (24.4)
Ratio of Net Investment Income
  to Average Net Assets % ........................               14.3                15.1                 7.0

                                                                                                    Alliance
                                                                                                     Growth
                                                             Alliance            Alliance               &
                                                              Growth              Growth             Income
                                                       4     Portfolio       5  Portfolio       1   Portfolio
                              VARIABLE ANNUITY(a)           ----------          ---------         -------------
Net Assets $ .....................................             12,093           1,725,274          56,624,075
Units, at End of the Year ........................             516.10           73,965.26        1,614,034.37
Unit Value .......................................              23.43               23.33               35.08
Total Return %(b) ................................              (24.6)              (24.7)               (1.0)
Ratio of Net Investment Income
  to Average Net Assets % ........................                4.2                16.1                 5.1

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                            Alliance             Alliance            Alliance
                                                             Growth               Growth              Growth
                                                                &                   &                    &
                                                             Income               Income              Income
                                                       2    Portfolio        3  Portfolio       4    Portfolio
                              VARIABLE ANNUITY(a)          -----------         -----------          ----------
Net Assets $ .....................................          2,288,150             578,656              30,210
Units, at End of the Year ........................         103,197.31           16,340.68              863.02
Unit Value .......................................              22.17               35.41               35.00
Total Return %(b) ................................               (1.1)               (0.9)               (1.1)
Ratio of Net Investment Income
  to Average Net Assets % ........................                5.0                 4.8                 0.9

                                                            Alliance
                                                             Growth              Alliance
                                                                &                  High            Alliance
                                                             Income               Yield          International
                                                       5    Portfolio       1   Portfolio      1   Portfolio
                              VARIABLE ANNUITY(a)          -----------         -----------       -------------
Net Assets $ .....................................          3,918,050           1,832,170           6,625,653
Units, at End of the Year ........................         112,352.69          205,170.96          539,574.31
Unit Value .......................................              34.87                8.93               12.28
Total Return %(b) ................................               (1.2)                1.6               (23.4)
Ratio of Net Investment Income
  to Average Net Assets % ........................                5.3                 8.3                 5.7

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                Alliance            Alliance
                                                             Alliance            Money                Money
                                                           International         Market              Market
                                                       3     Portfolio     1   Portfolio         3  Portfolio
                              VARIABLE ANNUITY(a)          -------------     -------------         -----------
Net Assets $ .....................................             34,735          17,883,292              28,153
Units, at End of the Year ........................           2,802.37        1,377,871.15            2,148.15
Unit Value .......................................              12.39               12.98               13.11
Total Return %(b) ................................              (23.3)                2.1                 2.3
Ratio of Net Investment Income
  to Average Net Assets % ........................                4.9                 3.5                 2.6

                                                                                Alliance
                                                                                  North
                                                           Alliance              American         Alliance
                                                             Money              Government         Premier
                                                            Market                Income           Growth
                                                       5   Portfolio        1   Portfolio     1   Portfolio
                              VARIABLE ANNUITY(a)         -----------         -------------     -------------
Net Assets $ .....................................          3,014,530           5,814,577          50,224,293
Units, at End of the Year ........................         233,701.51          349,119.64        1,612,696.67
Unit Value .......................................              12.90               16.65               31.14
Total Return %(b) ................................                1.9                 2.1               (18.4)
Ratio of Net Investment Income
  to Average Net Assets % ........................                3.6                 8.6                 5.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance               Alliance           Alliance
                                                            Premier               Premier            Premier
                                                            Growth                 Growth            Growth
                                                       2   Portfolio          3  Portfolio       4  Portfolio
                              VARIABLE ANNUITY(a)         -----------           -----------         -----------
Net Assets $ .....................................            332,198             252,757             13,245
Units, at End of the Year ........................          24,800.96            8,040.41             426.22
Unit Value .......................................              13.39               31.44              31.07
Total Return %(b) ................................              (18.4)              (18.2)             (18.4)
Ratio of Net Investment Income
  to Average Net Assets % ........................                6.3                 5.0                5.2

                                                           Alliance
                                                            Premier              Alliance           Alliance
                                                            Growth                Quasar             Quasar
                                                       5   Portfolio         1  Portfolio        2  Portfolio
                              VARIABLE ANNUITY(a)          ----------          -----------         -----------
Net Assets $ .....................................          2,567,198           7,700,003            135,458
Units, at End of the Year ........................         332,906.73          718,113.71          12,971.46
Unit Value .......................................               7.71               10.72              10.44
Total Return %(b) ................................              (22.9)              (13.9)             (14.0)
Ratio of Net Investment Income
  to Average Net Assets % ........................                2.5                 3.1                4.4

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                             Alliance              Alliance             Alliance
                                                            Technology            Technology           Technology
                                                       1     Portfolio        2   Portfolio        3    Portfolio
                              VARIABLE ANNUITY(a)          -------------          -----------          ----------
Net Assets $ .....................................           28,090,819             660,967              11,922
Units, at End of the Year ........................         1,537,916.21           40,225.57              682.25
Unit Value .......................................                18.27               16.43               17.47
Total Return %(b) ................................                (26.3)              (26.3)              (26.2)
Ratio of Net Investment Income
  to Average Net Assets % ........................                  7.8                 8.1                16.2

                                                                                                       Alliance
                                                               Alliance            Alliance             Total
                                                              Technology          Technology           Return
                                                       4       Portfolio       5  Portfolio        1  Portfolio
                              VARIABLE ANNUITY(a)            -------------      ------------         -----------
Net Assets $ .....................................                4,321           1,148,444          15,590,809
Units, at End of the Year ........................               237.07          160,981.33          712,271.45
Unit Value .......................................                18.23                7.13               21.89
Total Return %(b) ................................                (26.3)              (28.7)                0.8
Ratio of Net Investment Income
  to Average Net Assets % ........................                  7.6                 3.9                 5.9

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Alliance             Alliance
                                                             Total                 Total                Total
                                                            Return                Return               Return
                                                       2   Portfolio         3  Portfolio         4   Portfolio
                               VARIABLE ANNUITY(a)        -----------           ----------            ---------
Net Assets $ .....................................            234,655              38,887               2,774
Units, at End of the Year ........................          21,664.59            2,260.61              127.01
Unit Value .......................................              10.83               17.20               21.84
Total Return %(b) ................................                0.8                 1.0                 0.8
Ratio of Net Investment Income
  to Average Net Assets % ........................                8.8                 4.4                 4.3

                                                           Alliance               Alliance          Alliance
                                                             U.S.                   U.S.              U.S.
                                                          Government/           Government/        Government/
                                                          High Grade             High Grade        High Grade
                                                          Securities             Securities        Securities
                                                       1   Portfolio         3   Portfolio      5   Portfolio
                               VARIABLE ANNUITY(a)        -----------           -----------        -----------
Net Assets $ .....................................          9,126,357              25,672             154,028
Units, at End of the Year ........................         618,869.20            1,724.62           10,513.33
Unit Value .......................................              14.75               14.89               14.65
Total Return %(b) ................................                6.4                 6.6                 6.1
Ratio of Net Investment Income
  to Average Net Assets % ........................                4.0                 2.6                 7.2

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                            Alliance             Brinson               Brinson
                                                            Worldwide            Tactical             Tactical
                                                          Privatization         Allocation           Allocation
                                                       1    Portfolio        1  Portfolio        4    Portfolio
                              VARIABLE ANNUITY(a)         -------------         ----------           ----------
Net Assets $ .....................................          5,213,801             584,198              12,497
Units, at End of the Year ........................         350,202.20           40,069.88              858.59
Unit Value .......................................              14.89               14.58               14.56
Total Return %(b) ................................              (18.5)              (13.6)              (13.7)
Ratio of Net Investment Income
  to Average Net Assets % ........................                6.0                 8.1                 8.0

                                                            Dreyfus
                                                             Small               Dreyfus            Fidelity
                                                            Company               Stock               Asset
                                                             Stock                Index              Manager
                                                       2   Portfolio         2     Fund          2  Portfolio
                              VARIABLE ANNUITY(a)          ----------          -----------         -----------
Net Assets $ .....................................            229,547           2,921,961           1,100,492
Units, at End of the Year ........................          20,698.57          170,684.23           76,407.99
Unit Value .......................................              11.09               17.12               14.40
Total Return %(b) ................................               (2.9)              (13.4)               (5.4)
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.1                 1.5                 5.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                                     Fidelity
                                                            Fidelity             Fidelity              High
                                                           Contrafund             Growth              Income
                                                       2    Portfolio       2   Portfolio         2  Portfolio
                              VARIABLE ANNUITY(a)          ----------          -----------          -----------
Net Assets $ .....................................            604,888           3,282,357             306,107
Units, at End of the Year ........................          47,601.53          201,501.78           36,925.35
Unit Value .......................................              12.71               16.29                8.29
Total Return %(b) ................................              (13.5)              (18.8)              (12.9)
Ratio of Net Investment Income
  to Average Net Assets % ........................                3.7                 7.7                13.2

                                                             Fidelity
                                                            Investment           Fidelity
                                                               Grade              Money               Fidelity
                                                               Bond               Market              Overseas
                                                       2     Portfolio       2  Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)          ----------          -----------          -----------
Net Assets $ .....................................            629,859           3,287,656             119,916
Units, at End of the Year ........................          45,499.34          265,588.22           10,492.80
Unit Value .......................................              13.84               12.38               11.43
Total Return %(b) ................................                7.0                 2.7               (22.3)
Ratio of Net Investment Income
  to Average Net Assets % ........................                5.1                 4.1                17.3

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Merrill              Merrill
                                                            Mercury               Lynch                Lynch
                                                              HW                  Basic                Core
                                                         International            Value                Bond
                                                              VIP                 Focus                Focus
                                                       1   Portfolio         1     Fund          1     Fund
                              VARIABLE ANNUITY(a)        --------------          --------            --------
Net Assets $ .....................................             19,341              79,607              66,793
Units, at End of the Year ........................           2,035.14            5,480.88            5,694.81
Unit Value .......................................               9.50               14.52               11.73
Total Return %(b) ................................              (14.1)                2.8                 5.2
Ratio of Net Investment Income
  to Average Net Assets % ........................                4.7                 6.0                 5.7

                                                              Merrill             Merrill              Merrill
                                                               Lynch               Lynch                Lynch
                                                            Developing             Global              Global
                                                              Capital            Allocation            Growth
                                                              Markets              Focus                Focus
                                                       1       Fund          1      Fund          1     Fund
                              VARIABLE ANNUITY(a)           -----------         -----------          ----------
Net Assets $ .....................................              7,158              38,106               9,807
Units, at End of the Year ........................             913.56            3,706.13            1,187.10
Unit Value .......................................               7.84               10.28                8.26
Total Return %(b) ................................                0.1               (10.1)              (24.1)
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.9                 1.4                 0.9

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                   Merrill
                                                                Merrill             Lynch
                                                                 Lynch              Large              Van Eck
                                                                 High                Cap              Worldwide
                                                                Current              Core             Emerging
                                                                Income              Focus              Markets
                                                       1         Fund          1     Fund        2      Fund
                              VARIABLE ANNUITY(a)             ---------            --------          -----------
Net Assets $ .....................................              28,428              11,618              13,924
Units, at End of the Year ........................            3,062.32              955.97            2,108.15
Unit Value .......................................                9.28               12.15                6.61
Total Return %(b) ................................                 2.6                (8.7)               (3.2)
Ratio of Net Investment Income
  to Average Net Assets % ........................                11.0                 0.8                 0.0

                                                               Van Eck
                                                               Worldwide
                                                                 Hard
                                                                Assets
                                                           2     Fund
                              VARIABLE ANNUITY(a)             ----------
Net Assets $ .....................................               8,015
Units, at End of the Year ........................              973.15
Unit Value .......................................                8.24
Total Return %(b) ................................               (11.7)
Ratio of Net Investment Income
  to Average Net Assets % ........................                 1.7

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy, Paradigm products.

Footnote 2 are the funds under the Profile product.

Footnote 3 are the funds under the Alliance Gallery product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subjected to 12B-1 fees.

Footnote 6 are the funds under the Ovation Plus, Ovation Advisor,
    Trilogy, Paradigm, and Profile products that are subject to 12B-1 fees and have elected the Accidental Death Benefit option.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT A

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 9 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                              Alliance
                                                             Bernstein
                                                                Real              Alliance
                                                               Estate              Global             Alliance
                                                             Investment             Bond               Growth
                                                       1     Portfolio        1   Portfolio      2   Portfolio
                              VARIABLE ANNUITY(a)           ------------         ----------          ----------
Net Assets $ .....................................              3,340               5,560              19,023
Units, at End of the Year ........................             316.88              502.97            1,342.62
Unit Value .......................................              10.54               11.05               14.17
Total Return %(b) ................................                4.1                (6.4)              (28.2)
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.0                 0.0                 0.0

                                                             Alliance
                                                              Growth             Alliance
                                                                &                 Premier             Alliance
                                                              Income              Growth               Quasar
                                                       1    Portfolio         1  Portfolio        2  Portfolio
                              VARIABLE ANNUITY(a)           ----------          ----------           ---------
Net Assets $ .....................................             42,133              28,469              43,487
Units, at End of the Year ........................           1,413.13            1,075.62            4,407.75
Unit Value .......................................              29.82               26.47                9.87
Total Return %(b) ................................               (5.8)              (22.3)              (18.1)
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.0                 0.0                 0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                                      Alliance
                                                                                                        U.S.
                                                                                                     Government/
                                                                                                        High
                                                              Alliance           Alliance              Grade
                                                             Technology         Technology           Securities
                                                       1     Portfolio       2   Portfolio        1  Portfolio
                              VARIABLE ANNUITY(a)           -----------         -----------         -------------
Net Assets $ .....................................             11,913              24,288               3,151
Units, at End of the Year ........................             767.43            1,564.54              251.42
Unit Value .......................................              15.52               15.52               12.53
Total Return %(b) ................................              (29.8)              (29.8)                1.3
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.0                 0.0                 0.0

                                                               Alliance
                                                              Worldwide         Fidelity              Fidelity
                                                            Privatization        Growth               Overseas
                                                       1      Portfolio      2  Portfolio         2  Portfolio
                              VARIABLE ANNUITY(a)           -------------      ----------            ----------
Net Assets $ .....................................              3,949              68,367              30,628
Units, at End of the Year ........................             312.11            4,442.34            2,836.65
Unit Value .......................................              12.65               15.39               10.80
Total Return %(b) ................................              (22.4)              (22.7)              (26.0)
Ratio of Net Investment Income
  to Average Net Assets % ........................                0.0                 0.0                 0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)   Financial Statements


      Audited Statements of American International Life Assurance Company of New York for the year ended December 31, 2001, are included in Part B of the registration statement.


(b)   Exhibits

      1. Certificate of Resolution for American International Life Assurance Company of New York dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.*

      2.    N/A

      3.    (a)   Principal Underwriter's Agreement between American
                  International Life Assurance Company of New York and American
                  International Fund Distributors, dated August 1, 1988;*

            (b) Broker/Dealer Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;*

            (c) Selling Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and AIG Equity Sales Corporation, dated October 1998*

            (d) Distribution Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;*

            (e) Buy Sell Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998 ****

            (f) Buy Sell Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001 ****


            (g) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002#####

            (h) Form of Buy Sell Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002#####

            (i) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Franklin Templeton Funds dated February, 2002#####

            (j) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Liberty Funds Services, Inc. dated February, 2002#####

            (k) Form of Buy Sell Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002#####

            (l) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated February, 2002#####

            (m) Form of Buy Sell Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002#####


      4.    (a)   Form of Individual Variable Annuity Single Purchase Payment
                  Policy (45649 - 4/87)*

            (b)   Form of Individual Variable Annuity Policy (21VAN0896NY)*

            (c)   Form of Group Variable Annuity Policy (21GVAN897NY)*

            (d)   Form of Variable Annuity Certificate of Coverage(26GVAN897NY)*

            (e)   Form of Group Immediate Variable Annuity Contract
                  (21GVIA1000)##

            (f) Form of Individual Variable Annuity Policy (26GVIA1000) and Certificate Schedule##

            (g)   Form of Group Variable Annuity Group Contract (21GVAN999)###

            (h)   Form of Variable Annuity Certificate of Coverage
                  (26GVAN999NY)###


            (i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000)****


            (j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800)####

      5.    (a)   Form of Single Premium Variable Annuity application (52971
                  11/96)*

            (b)   Form of Group Variable Annuity application (24GVAN897)*

      6.    (a)   By-Laws of American International Life Assurance Company of
                  New York as amended on 3/25/75;*

            (b) Certificate of Incorporation of American International Life Assurance Company of New York, dated March 5, 1962;*

            (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*

            (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*

            (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*

            (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*

            (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991*

      (7)   N/A

      (8) Delaware Valley Financial Services, Inc. Administrative Agreement, appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

      (9)   Opinion and Consent of Counsel. (filed electronically herewith)

      (10)  (a)   Consent of Morgan, Lewis & Bockius LLP. (filed electronically herewith)

            (b) Consent of Independent Accountants. (filed electronically herewith)

      (11)  N/A

      (12)  N/A


      (13)  Form of Schedule for Performance Computations#

      (14)  (a)   Powers of Attorney **
            (b)   Power of Attorney ***
            (c)   Power of Attorney (filed electronically herewith)


* Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170), filed on October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 33-90686) filed on May 2, 1997.

*** Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File No. 33-39170) filed on May 1, 2000.

**** Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.


# Incorporated by reference to Registrant's Registration Statement Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63730) filed on October 29, 2001.


## Incorporated by reference to Registrant's Registration Statement to N.4 (File No. 33-63412) filed on June 20, 2001.

### Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63730) filed on June 25, 2001.

#### Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) filed on August 17, 2001.


##### Incorporated by reference to Registrant's Registration Statement on Form
      N-4 (File No. 333-63412) filed on December 28, 2001.


Item 25. Directors and Officers of the Depositor.

The following are the Principal Officers and Directors of the Company:


OFFICERS AND DIRECTORS
----------------------

NAME                                             TITLE
----                                             -----

Rodney O. Martin, Jr.(1)                         Chairman of the Board of
                                                 Directors and President

Nicholas Alexander O'Kulich(2)                   Vice Chairman of the Board of
                                                 Directors

David L. Herzog(1)                               Executive Vice President and
                                                 Chief Financial Officer and
                                                 Director

R. Kendall Nottingham(4)                         Director

M. Bernard Aidinoff(1)                           Director

Gary D. Reddick(1)                               Executive Vice President and
                                                 Director

Robert M. Beuerlein(1)                           Senior Vice President and Chief
                                                 Actuary

Pauletta P. Cohn(1)                              Senior Vice President and
                                                 Co-General Counsel

David J. Dietz(5)                                Senior Vice President and
                                                 Director

Marion E. Fajen(6)                               Director

Patrick J. Foley(7)                              Director

Cecil C. Gamwell, III(8)                         Director

Jack R. Harnes(2)                                Director

John I. Howell(9)                                Director

William M. Keeler(10)                            Director

Robert Michael Goldbloom(3)                      Senior Vice President

Robert F. Herbert, Jr.(1)                        Senior Vice President and
                                                 Director

Kyle L. Jennings(1)                              Senior Vice President and
                                                 Co-General Counsel

Arshad Hasan Qureshi(4)                          Senior Vice President

Kenneth D. Walma(4)                              Vice President

Elizabeth Margaret Tuck(2)                       Secretary

(1)   Business Address is 2929 Allen Parkway, Houston, Texas 77019.

(2)   Business Address is 70 Pine Street, New York, New York 10270.

(3)   Business Address is 80 Pine Street, New York, New York 10005.

(4) Business Address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19901.

(5)   Business Address is 390 Park Avenue, New York, New York 10022.

(6)   Business Address is 5608 North Waterbury Road, Des Moines, Iowa 50312.

(7)   Business Address is 88 Pine Street, New York, New York 10005.

(8)   Business Address is 419 West Beach Road, Charleston, Rhode Island 02813.

(9)   Business Address is 263 Glenville Road, Greenwich, Connecticut 06831.

(10)  Business Address is 3600 Route 66, Neptune, New Jersey 07757.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Incorporated by reference to the Form 10-K, Exhibit 21 filed by American International Group (parent of registrant) for the year ended December 31, 2001.


Item 27. Number of Contractowners

Not applicable.

Item 28. Indemnification

Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171).

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------


Kevin Clowe                            Director
Ernest T. Patrikis                     Director
Walter R. Josiah                       Director and President
Ronald Alan Latz                       Director, Vice President and Financial
                                       Operations Principal
Jerome Thomas Muldowney                Director
Helen Stefanis                         Director
Martinnette J. Witrick                 Vice President and Compliance Director
Kenneth F. Judkowitz                   Vice President
Elizabeth M. Tuck                      Secretary


*     Business address is 70 Pine Street, New York, New York 10270.

(c)                     Net
      Name of           Underwriting   Compensation
      Principal         Discounts and  on            Brokerage
      Underwriter       Commission     Redemption    Commissions  Compensation
      -----------       ----------     ----------    -----------  ------------

      AIG Equity            $0            $0               $0          $0
      Sales Corp.

Item 30. Location of Accounts and Records.

Kenneth F. Judkowitz, Vice President of American International Life Assurance Company of New York, whose address is 70 Pine Street, New York, New York 10270, maintains physical possession of the accounts, books, or documents of Variable Account A required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a

      Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

(e) Registrant represents that the fees and charges deducted under the contracts offered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this day of 1st day of May, 2002.

                                    Variable Account A
                                    By:  American International Life
                                         Assurance Company of New York

                                    By: /s/ Kenneth D. Walma
                                        ----------------------------------------
                                        Kenneth D. Walma,
                                        Vice President

                                    American International Life
                                    Assurance Company of New York

                                    By: /s/ Kenneth D. Walma
                                        ----------------------------------------
                                        Kenneth D. Walma,
                                        Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



OFFICERS AND DIRECTORS
----------------------

NAME                                     TITLE
----                                     -----

Rodney O. Martin, Jr.*                   Chairman of the Board of                 May 1, 2002
---------------------------                Directors and President
Rodney O. Martin, Jr.

Nicholas Alexander O'Kulich**            Vice Chairman of the Board of            May 1, 2002
---------------------------                Directors
Nicholas Alexander O'Kulich

David L. Herzog*                         Executive Vice President and             May 1, 2002
---------------------------                Chief Financial Officer and
David L. Herzog                            Director

R. Kendall Nottingham**                  Director                                 May 1, 2002
---------------------------
R. Kendall Nottingham

M. Bernard Aidinoff*                     Director                                 May 1, 2002
---------------------------
M. Bernard Aidinoff

Gary D. Reddick*                         Executive Vice President and             May 1, 2002
---------------------------                Director
Gary D. Reddick

David J. Dietz*                          Senior Vice President and                May 1, 2002
---------------------------                Director
David J. Dietz

Marion E. Fajen**                        Director                                 May 1, 2002
---------------------------
Marion E. Fajen

Patrick J. Foley**                       Director                                 May 1, 2002
---------------------------
Patrick J. Foley

Cecil C. Gamwell, III**                  Director                                 May 1, 2002
---------------------------
Cecil C. Gamwell, III

Jack R. Harnes**                         Director                                 May 1, 2002
---------------------------
Jack R. Harnes

John I. Howell**                         Director                                 May 1, 2002
---------------------------
John I. Howell

William M. Keeler**                      Director                                 May 1, 2002
---------------------------
William M. Keeler

Robert F. Herbert, Jr.*                  Senior Vice President and                May 1, 2002
---------------------------                Director
Robert F. Herbert, Jr.

Elizabeth Margaret Tuck**                Secretary                                May 1, 2002
---------------------------
Elizabeth Margaret Tuck

*By:  /s/ Pauletta P. Cohn
      ----------------------
      Pauletta P. Cohn
      Attorney in Fact

**By: /s/ Kenneth D. Walma
---------------------------
    Kenneth D. Walma
    Attorney in Fact

----------
* Have Powers of Attorney

                                INDEX TO EXHIBITS

Exhibit

b(9)     Opinion and Consent of Counsel

b(10)(a) Consent of Morgan, Lewis & Bockius LLP

b(10)(b) Consent of Independent Accountants

b(14)(c) Powers of Attorney